UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Arizona Municipal Income Fund

Class A ETAZX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,784	$10,121	$10,113
9/14	$9,814	$10,131	$10,125
10/14	$9,874	$10,201	$10,190
11/14	$9,853	$10,218	$10,216
12/14	$9,943	$10,270	$10,265
1/15	$10,114	$10,452	$10,451
2/15	$9,990	$10,344	$10,334
3/15	$10,024	$10,374	$10,371
4/15	$9,971	$10,320	$10,322
5/15	$9,928	$10,291	$10,295
6/15	$9,895	$10,282	$10,286
7/15	$9,934	$10,356	$10,362
8/15	$9,942	$10,377	$10,383
9/15	$9,993	$10,452	$10,459
10/15	$10,032	$10,493	$10,507
11/15	$10,104	$10,535	$10,537
12/15	$10,206	$10,609	$10,598
1/16	$10,310	$10,736	$10,737
2/16	$10,284	$10,753	$10,757
3/16	$10,353	$10,787	$10,783
4/16	$10,445	$10,866	$10,860
5/16	$10,482	$10,895	$10,876
6/16	$10,627	$11,069	$11,027
7/16	$10,589	$11,075	$11,038
8/16	$10,658	$11,090	$11,034
9/16	$10,620	$11,035	$10,985
10/16	$10,527	$10,919	$10,890
11/16	$10,163	$10,512	$10,525
12/16	$10,277	$10,635	$10,639
1/17	$10,302	$10,705	$10,706
2/17	$10,352	$10,780	$10,789
3/17	$10,379	$10,803	$10,807
4/17	$10,450	$10,882	$10,897
5/17	$10,607	$11,054	$11,059
6/17	$10,567	$11,015	$11,012
7/17	$10,626	$11,104	$11,088
8/17	$10,696	$11,188	$11,163
9/17	$10,677	$11,131	$11,095
10/17	$10,669	$11,159	$11,125
11/17	$10,639	$11,099	$11,051
12/17	$10,777	$11,215	$11,172
1/18	$10,646	$11,083	$11,038
2/18	$10,594	$11,050	$11,002
3/18	$10,643	$11,090	$11,047
4/18	$10,612	$11,051	$11,007
5/18	$10,745	$11,177	$11,123
6/18	$10,763	$11,187	$11,140
7/18	$10,789	$11,214	$11,157
8/18	$10,792	$11,243	$11,181
9/18	$10,736	$11,170	$11,110
10/18	$10,670	$11,101	$11,051
11/18	$10,764	$11,224	$11,170
12/18	$10,870	$11,359	$11,294
1/19	$10,952	$11,444	$11,380
2/19	$11,013	$11,506	$11,437
3/19	$11,154	$11,688	$11,610
4/19	$11,202	$11,732	$11,652
5/19	$11,319	$11,893	$11,796
6/19	$11,355	$11,937	$11,837
7/19	$11,450	$12,033	$11,936
8/19	$11,602	$12,223	$12,114
9/19	$11,520	$12,125	$11,999
10/19	$11,520	$12,147	$12,031
11/19	$11,533	$12,177	$12,058
12/19	$11,560	$12,215	$12,093
1/20	$11,752	$12,434	$12,308
2/20	$11,910	$12,594	$12,472
3/20	$11,519	$12,137	$11,975
4/20	$11,367	$11,985	$11,922
5/20	$11,729	$12,366	$12,291
6/20	$11,780	$12,468	$12,368
7/20	$11,951	$12,678	$12,543
8/20	$11,893	$12,619	$12,489
9/20	$11,895	$12,621	$12,492
10/20	$11,860	$12,583	$12,455
11/20	$12,031	$12,773	$12,640
12/20	$12,103	$12,851	$12,705
1/21	$12,147	$12,933	$12,761
2/21	$11,936	$12,728	$12,579
3/21	$11,993	$12,806	$12,654
4/21	$12,087	$12,913	$12,745
5/21	$12,143	$12,952	$12,777
6/21	$12,163	$12,988	$12,796
7/21	$12,243	$13,095	$12,904
8/21	$12,212	$13,047	$12,870
9/21	$12,108	$12,953	$12,777
10/21	$12,091	$12,915	$12,746
11/21	$12,174	$13,025	$12,846
12/21	$12,182	$13,046	$12,861
1/22	$11,892	$12,689	$12,522
2/22	$11,839	$12,644	$12,487
3/22	$11,522	$12,234	$12,090
4/22	$11,257	$11,895	$11,741
5/22	$11,341	$12,072	$11,906
6/22	$11,214	$11,874	$11,724
7/22	$11,436	$12,188	$12,018
8/22	$11,218	$11,921	$11,773
9/22	$10,862	$11,463	$11,315
10/22	$10,797	$11,368	$11,219
11/22	$11,201	$11,900	$11,708
12/22	$11,213	$11,934	$11,762
1/23	$11,492	$12,277	$12,068
2/23	$11,238	$11,999	$11,804
3/23	$11,456	$12,265	$12,057
4/23	$11,444	$12,237	$12,018
5/23	$11,356	$12,131	$11,918
6/23	$11,449	$12,253	$12,002
7/23	$11,462	$12,301	$12,067
8/23	$11,349	$12,124	$11,904
9/23	$11,067	$11,769	$11,581
10/23	$10,901	$11,669	$11,498
11/23	$11,595	$12,409	$12,180
12/23	$11,873	$12,698	$12,473
1/24	$11,850	$12,633	$12,397
2/24	$11,867	$12,649	$12,423
3/24	$11,858	$12,649	$12,411
4/24	$11,744	$12,492	$12,277
5/24	$11,762	$12,455	$12,259
6/24	$11,953	$12,646	$12,445
7/24	$12,057	$12,762	$12,544

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.15%	1.03%	2.22%
Class A with 3.25% Maximum Sales Charge	1.70%	0.36%	1.89%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
24.4%
Special Tax Revenue
14.2%
Education
11.1%
Water and Sewer
9.3%
Hospital
8.5%
Housing
8.4%
Industrial Development Revenue
7.1%
Transportation
5.7%
Electric Utilities
5.6%
Other*
5.7%

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
20.8%
AA
48.4%
A
13.6%
BBB
7.3%
BB
2.5%
Not Rated
7.4%

Value	Value
Not Rated	7.4%
BB	2.5%
BBB	7.3%
A	13.6%
AA	48.4%
AAA	20.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ETAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class C ECAZX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,117	$10,121	$10,113
9/14	$10,132	$10,131	$10,125
10/14	$10,184	$10,201	$10,190
11/14	$10,162	$10,218	$10,216
12/14	$10,251	$10,270	$10,265
1/15	$10,415	$10,452	$10,451
2/15	$10,289	$10,344	$10,334
3/15	$10,307	$10,374	$10,371
4/15	$10,247	$10,320	$10,322
5/15	$10,204	$10,291	$10,295
6/15	$10,160	$10,282	$10,286
7/15	$10,193	$10,356	$10,362
8/15	$10,188	$10,377	$10,383
9/15	$10,241	$10,452	$10,459
10/15	$10,274	$10,493	$10,507
11/15	$10,346	$10,535	$10,537
12/15	$10,447	$10,609	$10,598
1/16	$10,538	$10,736	$10,737
2/16	$10,511	$10,753	$10,757
3/16	$10,571	$10,787	$10,783
4/16	$10,651	$10,866	$10,860
5/16	$10,682	$10,895	$10,876
6/16	$10,830	$11,069	$11,027
7/16	$10,781	$11,075	$11,038
8/16	$10,850	$11,090	$11,034
9/16	$10,801	$11,035	$10,985
10/16	$10,702	$10,919	$10,890
11/16	$10,326	$10,512	$10,525
12/16	$10,436	$10,635	$10,639
1/17	$10,455	$10,705	$10,706
2/17	$10,497	$10,780	$10,789
3/17	$10,518	$10,803	$10,807
4/17	$10,589	$10,882	$10,897
5/17	$10,728	$11,054	$11,059
6/17	$10,688	$11,015	$11,012
7/17	$10,737	$11,104	$11,088
8/17	$10,806	$11,188	$11,163
9/17	$10,785	$11,131	$11,095
10/17	$10,763	$11,159	$11,125
11/17	$10,723	$11,099	$11,051
12/17	$10,853	$11,215	$11,172
1/18	$10,720	$11,083	$11,038
2/18	$10,660	$11,050	$11,002
3/18	$10,699	$11,090	$11,047
4/18	$10,668	$11,051	$11,007
5/18	$10,794	$11,177	$11,123
6/18	$10,796	$11,187	$11,140
7/18	$10,826	$11,214	$11,157
8/18	$10,824	$11,243	$11,181
9/18	$10,760	$11,170	$11,110
10/18	$10,685	$11,101	$11,051
11/18	$10,776	$11,224	$11,170
12/18	$10,878	$11,359	$11,294
1/19	$10,937	$11,444	$11,380
2/19	$10,998	$11,506	$11,437
3/19	$11,140	$11,688	$11,610
4/19	$11,169	$11,732	$11,652
5/19	$11,280	$11,893	$11,796
6/19	$11,318	$11,937	$11,837
7/19	$11,398	$12,033	$11,936
8/19	$11,551	$12,223	$12,114
9/19	$11,463	$12,125	$11,999
10/19	$11,458	$12,147	$12,031
11/19	$11,454	$12,177	$12,058
12/19	$11,473	$12,215	$12,093
1/20	$11,662	$12,434	$12,308
2/20	$11,810	$12,594	$12,472
3/20	$11,414	$12,137	$11,975
4/20	$11,254	$11,985	$11,922
5/20	$11,604	$12,366	$12,291
6/20	$11,646	$12,468	$12,368
7/20	$11,814	$12,678	$12,543
8/20	$11,747	$12,619	$12,489
9/20	$11,735	$12,621	$12,492
10/20	$11,698	$12,583	$12,455
11/20	$11,867	$12,773	$12,640
12/20	$11,927	$12,851	$12,705
1/21	$11,960	$12,933	$12,761
2/21	$11,747	$12,728	$12,579
3/21	$11,792	$12,806	$12,654
4/21	$11,870	$12,913	$12,745
5/21	$11,925	$12,952	$12,777
6/21	$11,936	$12,988	$12,796
7/21	$12,012	$13,095	$12,904
8/21	$11,968	$13,047	$12,870
9/21	$11,860	$12,953	$12,777
10/21	$11,840	$12,915	$12,746
11/21	$11,919	$13,025	$12,846
12/21	$11,909	$13,046	$12,861
1/22	$11,626	$12,689	$12,522
2/22	$11,564	$12,644	$12,487
3/22	$11,248	$12,234	$12,090
4/22	$10,978	$11,895	$11,741
5/22	$11,058	$12,072	$11,906
6/22	$10,919	$11,874	$11,724
7/22	$11,142	$12,188	$12,018
8/22	$10,913	$11,921	$11,773
9/22	$10,564	$11,463	$11,315
10/22	$10,492	$11,368	$11,219
11/22	$10,885	$11,900	$11,708
12/22	$10,880	$11,934	$11,762
1/23	$11,140	$12,277	$12,068
2/23	$10,893	$11,999	$11,804
3/23	$11,090	$12,265	$12,057
4/23	$11,075	$12,237	$12,018
5/23	$10,983	$12,131	$11,918
6/23	$11,071	$12,253	$12,002
7/23	$11,078	$12,301	$12,067
8/23	$10,964	$12,124	$11,904
9/23	$10,681	$11,769	$11,581
10/23	$10,511	$11,669	$11,498
11/23	$11,178	$12,409	$12,180
12/23	$11,436	$12,698	$12,473
1/24	$11,412	$12,633	$12,397
2/24	$11,412	$12,649	$12,423
3/24	$11,400	$12,649	$12,411
4/24	$11,286	$12,492	$12,277
5/24	$11,285	$12,455	$12,259
6/24	$11,469	$12,646	$12,445
7/24	$11,742	$12,762	$12,544

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	4.37%	0.29%	1.62%
Class C with 1% Maximum Deferred Sales Charge	3.37%	0.29%	1.62%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	2.5%
BBB	7.3%
A	13.6%
AA	48.4%
AAA	20.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ECAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class I EIAZX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections and an underweight exposure to AAA-rated bonds helped the Fund’s returns as AAA bonds generally underperformed lower-rated bonds

↑ Security selections in the water & sewer sector contributed to the Fund’s Index-relative performance during the period

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An underweight position in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds during the period

↓ Security selections and an overweight position in the electric utilities sector, which underperformed the Index, also weighed on Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,012,533	$1,012,107	$1,011,325
9/14	$1,015,745	$1,013,136	$1,012,474
10/14	$1,022,090	$1,020,082	$1,019,011
11/14	$1,020,139	$1,021,847	$1,021,573
12/14	$1,029,576	$1,027,003	$1,026,462
1/15	$1,047,501	$1,045,205	$1,045,135
2/15	$1,034,844	$1,034,424	$1,033,362
3/15	$1,038,530	$1,037,411	$1,037,092
4/15	$1,032,097	$1,031,968	$1,032,245
5/15	$1,028,897	$1,029,117	$1,029,526
6/15	$1,025,595	$1,028,179	$1,028,573
7/15	$1,029,833	$1,035,627	$1,036,219
8/15	$1,030,853	$1,037,660	$1,038,333
9/15	$1,036,273	$1,045,177	$1,045,926
10/15	$1,040,538	$1,049,332	$1,050,701
11/15	$1,048,119	$1,053,504	$1,053,746
12/15	$1,058,976	$1,060,906	$1,059,834
1/16	$1,068,800	$1,073,565	$1,073,710
2/16	$1,067,384	$1,075,253	$1,075,722
3/16	$1,074,754	$1,078,659	$1,078,337
4/16	$1,084,419	$1,086,590	$1,086,045
5/16	$1,087,415	$1,089,529	$1,087,626
6/16	$1,103,692	$1,106,862	$1,102,692
7/16	$1,098,816	$1,107,538	$1,103,800
8/16	$1,107,310	$1,109,032	$1,103,417
9/16	$1,103,505	$1,103,497	$1,098,512
10/16	$1,094,069	$1,091,920	$1,088,975
11/16	$1,056,415	$1,051,197	$1,052,510
12/16	$1,068,364	$1,063,538	$1,063,879
1/17	$1,071,220	$1,070,549	$1,070,624
2/17	$1,076,554	$1,077,983	$1,078,944
3/17	$1,079,523	$1,080,323	$1,080,710
4/17	$1,087,104	$1,088,162	$1,089,701
5/17	$1,103,659	$1,105,432	$1,105,868
6/17	$1,099,696	$1,101,468	$1,101,160
7/17	$1,106,005	$1,110,379	$1,108,793
8/17	$1,113,420	$1,118,829	$1,116,322
9/17	$1,111,648	$1,113,141	$1,109,501
10/17	$1,111,021	$1,115,858	$1,112,503
11/17	$1,108,127	$1,109,883	$1,105,123
12/17	$1,122,673	$1,121,483	$1,117,199
1/18	$1,109,214	$1,108,280	$1,103,783
2/18	$1,103,983	$1,104,969	$1,100,193
3/18	$1,109,209	$1,109,047	$1,104,671
4/18	$1,106,223	$1,105,089	$1,100,735
5/18	$1,120,209	$1,117,744	$1,112,329
6/18	$1,122,290	$1,118,698	$1,113,979
7/18	$1,125,223	$1,121,412	$1,115,729
8/18	$1,125,645	$1,124,292	$1,118,100
9/18	$1,120,069	$1,117,014	$1,111,034
10/18	$1,113,300	$1,110,135	$1,105,133
11/18	$1,123,333	$1,122,422	$1,116,971
12/18	$1,134,600	$1,135,861	$1,129,355
1/19	$1,143,358	$1,144,448	$1,138,011
2/19	$1,149,838	$1,150,575	$1,143,657
3/19	$1,164,740	$1,168,763	$1,160,953
4/19	$1,169,966	$1,173,156	$1,165,151
5/19	$1,182,426	$1,189,329	$1,179,649
6/19	$1,186,377	$1,193,721	$1,183,666
7/19	$1,196,462	$1,203,341	$1,193,603
8/19	$1,212,614	$1,222,322	$1,211,395
9/19	$1,204,236	$1,212,524	$1,199,871
10/19	$1,204,446	$1,214,697	$1,203,107
11/19	$1,206,002	$1,217,735	$1,205,832
12/19	$1,208,969	$1,221,453	$1,209,295
1/20	$1,229,328	$1,243,398	$1,230,793
2/20	$1,246,028	$1,259,432	$1,247,229
3/20	$1,205,352	$1,213,749	$1,197,532
4/20	$1,189,657	$1,198,516	$1,192,204
5/20	$1,227,732	$1,236,643	$1,229,056
6/20	$1,233,320	$1,246,821	$1,236,813
7/20	$1,251,431	$1,267,820	$1,254,260
8/20	$1,245,582	$1,261,872	$1,248,873
9/20	$1,244,827	$1,262,139	$1,249,243
10/20	$1,242,551	$1,258,348	$1,245,537
11/20	$1,260,625	$1,277,337	$1,264,026
12/20	$1,268,374	$1,285,118	$1,270,505
1/21	$1,273,164	$1,293,308	$1,276,143
2/21	$1,251,306	$1,272,759	$1,257,894
3/21	$1,257,504	$1,280,608	$1,265,431
4/21	$1,267,539	$1,291,350	$1,274,534
5/21	$1,273,643	$1,295,202	$1,277,689
6/21	$1,275,913	$1,298,759	$1,279,648
7/21	$1,284,492	$1,309,530	$1,290,352
8/21	$1,281,491	$1,304,724	$1,287,029
9/21	$1,270,822	$1,295,309	$1,277,655
10/21	$1,269,251	$1,291,521	$1,274,616
11/21	$1,278,177	$1,302,516	$1,284,602
12/21	$1,279,243	$1,304,617	$1,286,120
1/22	$1,248,924	$1,268,906	$1,252,196
2/22	$1,243,554	$1,264,360	$1,248,733
3/22	$1,210,551	$1,223,373	$1,209,041
4/22	$1,182,892	$1,189,535	$1,174,131
5/22	$1,191,932	$1,207,206	$1,190,626
6/22	$1,178,696	$1,187,434	$1,172,403
7/22	$1,202,241	$1,218,808	$1,201,753
8/22	$1,179,531	$1,192,096	$1,177,302
9/22	$1,142,326	$1,146,342	$1,131,485
10/22	$1,135,705	$1,136,809	$1,121,882
11/22	$1,178,371	$1,189,982	$1,170,816
12/22	$1,179,854	$1,193,388	$1,176,200
1/23	$1,209,360	$1,227,669	$1,206,842
2/23	$1,182,855	$1,199,909	$1,180,446
3/23	$1,205,978	$1,226,532	$1,205,703
4/23	$1,204,954	$1,223,730	$1,201,783
5/23	$1,195,884	$1,213,125	$1,191,827
6/23	$1,205,809	$1,225,277	$1,200,204
7/23	$1,207,460	$1,230,125	$1,206,710
8/23	$1,195,665	$1,212,415	$1,190,361
9/23	$1,166,146	$1,176,881	$1,158,094
10/23	$1,148,877	$1,166,866	$1,149,807
11/23	$1,222,292	$1,240,940	$1,217,971
12/23	$1,251,741	$1,269,782	$1,247,251
1/24	$1,249,522	$1,263,297	$1,239,693
2/24	$1,251,557	$1,264,919	$1,242,278
3/24	$1,250,799	$1,264,879	$1,241,069
4/24	$1,238,969	$1,249,214	$1,227,680
5/24	$1,241,041	$1,245,550	$1,225,944
6/24	$1,261,398	$1,264,642	$1,244,542
7/24	$1,272,165	$1,276,168	$1,254,419

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.36%	1.23%	2.43%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Arizona Municipal Bond Index	3.95%	1.00%	2.29%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$79,377,824
# of Portfolio Holdings	91
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$232,134

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Electric Utilities	5.6%
Transportation	5.7%
Industrial Development Revenue	7.1%
Housing	8.4%
Hospital	8.5%
Water and Sewer	9.3%
Education	11.1%
Special Tax Revenue	14.2%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	2.5%
BBB	7.3%
A	13.6%
AA	48.4%
AAA	20.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EIAZX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class A ETCTX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,817	$10,121	$10,099
9/14	$9,837	$10,131	$10,095
10/14	$9,904	$10,201	$10,151
11/14	$9,895	$10,218	$10,157
12/14	$9,961	$10,270	$10,193
1/15	$10,142	$10,452	$10,345
2/15	$10,037	$10,344	$10,242
3/15	$10,065	$10,374	$10,266
4/15	$10,017	$10,320	$10,222
5/15	$9,989	$10,291	$10,192
6/15	$9,960	$10,282	$10,181
7/15	$10,017	$10,356	$10,242
8/15	$10,016	$10,377	$10,267
9/15	$10,084	$10,452	$10,338
10/15	$10,122	$10,493	$10,374
11/15	$10,171	$10,535	$10,404
12/15	$10,239	$10,609	$10,474
1/16	$10,366	$10,736	$10,601
2/16	$10,386	$10,753	$10,610
3/16	$10,425	$10,787	$10,614
4/16	$10,494	$10,866	$10,683
5/16	$10,493	$10,895	$10,692
6/16	$10,642	$11,069	$10,845
7/16	$10,640	$11,075	$10,853
8/16	$10,718	$11,090	$10,851
9/16	$10,696	$11,035	$10,792
10/16	$10,612	$10,919	$10,670
11/16	$10,302	$10,512	$10,314
12/16	$10,359	$10,635	$10,410
1/17	$10,387	$10,705	$10,474
2/17	$10,436	$10,780	$10,540
3/17	$10,453	$10,803	$10,535
4/17	$10,543	$10,882	$10,629
5/17	$10,633	$11,054	$10,748
6/17	$10,589	$11,015	$10,665
7/17	$10,648	$11,104	$10,739
8/17	$10,697	$11,188	$10,830
9/17	$10,694	$11,131	$10,772
10/17	$10,669	$11,159	$10,809
11/17	$10,614	$11,099	$10,747
12/17	$10,695	$11,215	$10,815
1/18	$10,627	$11,083	$10,719
2/18	$10,582	$11,050	$10,694
3/18	$10,601	$11,090	$10,704
4/18	$10,576	$11,051	$10,685
5/18	$10,659	$11,177	$10,799
6/18	$10,677	$11,187	$10,813
7/18	$10,736	$11,214	$10,860
8/18	$10,762	$11,243	$10,881
9/18	$10,702	$11,170	$10,826
10/18	$10,642	$11,101	$10,783
11/18	$10,735	$11,224	$10,892
12/18	$10,839	$11,359	$11,014
1/19	$10,909	$11,444	$11,108
2/19	$10,959	$11,506	$11,179
3/19	$11,074	$11,688	$11,360
4/19	$11,090	$11,732	$11,410
5/19	$11,216	$11,893	$11,564
6/19	$11,264	$11,937	$11,621
7/19	$11,357	$12,033	$11,734
8/19	$11,505	$12,223	$11,881
9/19	$11,434	$12,125	$11,779
10/19	$11,439	$12,147	$11,816
11/19	$11,443	$12,177	$11,845
12/19	$11,470	$12,215	$11,877
1/20	$11,639	$12,434	$12,076
2/20	$11,767	$12,594	$12,197
3/20	$11,433	$12,137	$11,823
4/20	$11,256	$11,985	$11,664
5/20	$11,542	$12,366	$12,031
6/20	$11,636	$12,468	$12,150
7/20	$11,809	$12,678	$12,357
8/20	$11,765	$12,619	$12,325
9/20	$11,777	$12,621	$12,342
10/20	$11,754	$12,583	$12,319
11/20	$11,906	$12,773	$12,469
12/20	$11,987	$12,851	$12,511
1/21	$12,055	$12,933	$12,563
2/21	$11,872	$12,728	$12,396
3/21	$11,918	$12,806	$12,467
4/21	$11,999	$12,913	$12,536
5/21	$12,044	$12,952	$12,574
6/21	$12,068	$12,988	$12,592
7/21	$12,158	$13,095	$12,703
8/21	$12,120	$13,047	$12,661
9/21	$12,024	$12,953	$12,591
10/21	$11,998	$12,915	$12,547
11/21	$12,090	$13,025	$12,623
12/21	$12,087	$13,046	$12,635
1/22	$11,813	$12,689	$12,325
2/22	$11,753	$12,644	$12,287
3/22	$11,454	$12,234	$11,926
4/22	$11,179	$11,895	$11,664
5/22	$11,282	$12,072	$11,828
6/22	$11,102	$11,874	$11,717
7/22	$11,386	$12,188	$12,002
8/22	$11,098	$11,921	$11,771
9/22	$10,727	$11,463	$11,406
10/22	$10,668	$11,368	$11,352
11/22	$11,184	$11,900	$11,785
12/22	$11,184	$11,934	$11,834
1/23	$11,473	$12,277	$12,110
2/23	$11,208	$11,999	$11,876
3/23	$11,439	$12,265	$12,134
4/23	$11,427	$12,237	$12,075
5/23	$11,319	$12,131	$11,970
6/23	$11,406	$12,253	$12,071
7/23	$11,433	$12,301	$12,098
8/23	$11,288	$12,124	$11,981
9/23	$10,971	$11,769	$11,681
10/23	$10,815	$11,669	$11,638
11/23	$11,547	$12,409	$12,234
12/23	$11,834	$12,698	$12,476
1/24	$11,813	$12,633	$12,416
2/24	$11,830	$12,649	$12,434
3/24	$11,822	$12,649	$12,429
4/24	$11,713	$12,492	$12,290
5/24	$11,705	$12,455	$12,206
6/24	$11,873	$12,646	$12,382
7/24	$11,972	$12,762	$12,505

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	4.67%	1.05%	2.15%
Class A with 3.25% Maximum Sales Charge	1.30%	0.39%	1.81%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
35.0%
Education
27.4%
Housing
9.2%
Hospital
8.9%
Special Tax Revenue
6.1%
Water and Sewer
4.3%
Student Loan
3.1%
Other*
6.0%

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
21.8%
AA
49.9%
A
13.2%
BBB
5.6%
BB
0.6%
Not Rated
8.9%

Value	Value
Not Rated	8.9%
BB	0.6%
BBB	5.6%
A	13.2%
AA	49.9%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ETCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class C ECCTX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,141	$10,121	$10,099
9/14	$10,155	$10,131	$10,095
10/14	$10,218	$10,201	$10,151
11/14	$10,212	$10,218	$10,157
12/14	$10,264	$10,270	$10,193
1/15	$10,455	$10,452	$10,345
2/15	$10,340	$10,344	$10,242
3/15	$10,353	$10,374	$10,266
4/15	$10,306	$10,320	$10,222
5/15	$10,270	$10,291	$10,192
6/15	$10,224	$10,282	$10,181
7/15	$10,276	$10,356	$10,242
8/15	$10,268	$10,377	$10,267
9/15	$10,332	$10,452	$10,338
10/15	$10,365	$10,493	$10,374
11/15	$10,418	$10,535	$10,404
12/15	$10,472	$10,609	$10,474
1/16	$10,595	$10,736	$10,601
2/16	$10,609	$10,753	$10,610
3/16	$10,642	$10,787	$10,614
4/16	$10,706	$10,866	$10,683
5/16	$10,708	$10,895	$10,692
6/16	$10,844	$11,069	$10,845
7/16	$10,845	$11,075	$10,853
8/16	$10,908	$11,090	$10,851
9/16	$10,878	$11,035	$10,792
10/16	$10,785	$10,919	$10,670
11/16	$10,463	$10,512	$10,314
12/16	$10,525	$10,635	$10,410
1/17	$10,536	$10,705	$10,474
2/17	$10,579	$10,780	$10,540
3/17	$10,601	$10,803	$10,535
4/17	$10,675	$10,882	$10,629
5/17	$10,760	$11,054	$10,748
6/17	$10,718	$11,015	$10,665
7/17	$10,761	$11,104	$10,739
8/17	$10,804	$11,188	$10,830
9/17	$10,794	$11,131	$10,772
10/17	$10,762	$11,159	$10,809
11/17	$10,699	$11,099	$10,747
12/17	$10,775	$11,215	$10,815
1/18	$10,699	$11,083	$10,719
2/18	$10,658	$11,050	$10,694
3/18	$10,659	$11,090	$10,704
4/18	$10,638	$11,051	$10,685
5/18	$10,704	$11,177	$10,799
6/18	$10,727	$11,187	$10,813
7/18	$10,768	$11,214	$10,860
8/18	$10,798	$11,243	$10,881
9/18	$10,720	$11,170	$10,826
10/18	$10,653	$11,101	$10,783
11/18	$10,740	$11,224	$10,892
12/18	$10,837	$11,359	$11,014
1/19	$10,901	$11,444	$11,108
2/19	$10,944	$11,506	$11,179
3/19	$11,052	$11,688	$11,360
4/19	$11,072	$11,732	$11,410
5/19	$11,191	$11,893	$11,564
6/19	$11,232	$11,937	$11,621
7/19	$11,307	$12,033	$11,734
8/19	$11,459	$12,223	$11,881
9/19	$11,380	$12,125	$11,779
10/19	$11,366	$12,147	$11,816
11/19	$11,374	$12,177	$11,845
12/19	$11,393	$12,215	$11,877
1/20	$11,555	$12,434	$12,076
2/20	$11,664	$12,594	$12,197
3/20	$11,324	$12,137	$11,823
4/20	$11,142	$11,985	$11,664
5/20	$11,430	$12,366	$12,031
6/20	$11,517	$12,468	$12,150
7/20	$11,670	$12,678	$12,357
8/20	$11,629	$12,619	$12,325
9/20	$11,623	$12,621	$12,342
10/20	$11,593	$12,583	$12,319
11/20	$11,736	$12,773	$12,469
12/20	$11,808	$12,851	$12,511
1/21	$11,868	$12,933	$12,563
2/21	$11,680	$12,728	$12,396
3/21	$11,718	$12,806	$12,467
4/21	$11,790	$12,913	$12,536
5/21	$11,828	$12,952	$12,574
6/21	$11,843	$12,988	$12,592
7/21	$11,925	$13,095	$12,703
8/21	$11,880	$13,047	$12,661
9/21	$11,778	$12,953	$12,591
10/21	$11,745	$12,915	$12,547
11/21	$11,827	$13,025	$12,623
12/21	$11,829	$13,046	$12,635
1/22	$11,541	$12,689	$12,325
2/22	$11,475	$12,644	$12,287
3/22	$11,186	$12,234	$11,926
4/22	$10,898	$11,895	$11,664
5/22	$11,004	$12,072	$11,828
6/22	$10,821	$11,874	$11,717
7/22	$11,091	$12,188	$12,002
8/22	$10,803	$11,921	$11,771
9/22	$10,423	$11,463	$11,406
10/22	$10,370	$11,368	$11,352
11/22	$10,855	$11,900	$11,785
12/22	$10,860	$11,934	$11,834
1/23	$11,122	$12,277	$12,110
2/23	$10,858	$11,999	$11,876
3/23	$11,075	$12,265	$12,134
4/23	$11,069	$12,237	$12,075
5/23	$10,944	$12,131	$11,970
6/23	$11,022	$12,253	$12,071
7/23	$11,053	$12,301	$12,098
8/23	$10,906	$12,124	$11,981
9/23	$10,580	$11,769	$11,681
10/23	$10,433	$11,669	$11,638
11/23	$11,124	$12,409	$12,234
12/23	$11,394	$12,698	$12,476
1/24	$11,379	$12,633	$12,416
2/24	$11,376	$12,649	$12,434
3/24	$11,361	$12,649	$12,429
4/24	$11,261	$12,492	$12,290
5/24	$11,246	$12,455	$12,206
6/24	$11,389	$12,646	$12,382
7/24	$11,659	$12,762	$12,505

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	3.89%	0.31%	1.55%
Class C with 1% Maximum Deferred Sales Charge	2.89%	0.31%	1.55%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.9%
BB	0.6%
BBB	5.6%
A	13.2%
AA	49.9%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ECCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class I EICTX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in the special tax sector, which underperformed the Index during the period, contributed to returns

↑ Security selections and an underweight position in AA-rated bonds helped Index-relative returns as AA bonds generally underperformed lower-rated bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↓ An underweight position in bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ An overweight position in the education sector, which underperformed the Index, detracted from the Fund’s Index-relative returns during the period

↓ An out-of-Index exposure to bonds with effective maturities of under one year hurt returns as shorter-maturity bonds underperformed longer-maturity bonds

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,014,855	$1,012,107	$1,009,882
9/14	$1,017,068	$1,013,136	$1,009,478
10/14	$1,024,175	$1,020,082	$1,015,112
11/14	$1,024,376	$1,021,847	$1,015,710
12/14	$1,030,470	$1,027,003	$1,019,268
1/15	$1,050,363	$1,045,205	$1,034,529
2/15	$1,039,590	$1,034,424	$1,024,200
3/15	$1,041,760	$1,037,411	$1,026,594
4/15	$1,037,938	$1,031,968	$1,022,232
5/15	$1,035,172	$1,029,117	$1,019,197
6/15	$1,031,354	$1,028,179	$1,018,066
7/15	$1,037,414	$1,035,627	$1,024,177
8/15	$1,037,475	$1,037,660	$1,026,670
9/15	$1,044,696	$1,045,177	$1,033,806
10/15	$1,048,845	$1,049,332	$1,037,391
11/15	$1,055,086	$1,053,504	$1,040,400
12/15	$1,061,334	$1,060,906	$1,047,358
1/16	$1,074,690	$1,073,565	$1,060,149
2/16	$1,076,889	$1,075,253	$1,061,006
3/16	$1,081,116	$1,078,659	$1,061,417
4/16	$1,088,474	$1,086,590	$1,068,322
5/16	$1,088,517	$1,089,529	$1,069,209
6/16	$1,104,218	$1,106,862	$1,084,463
7/16	$1,104,125	$1,107,538	$1,085,314
8/16	$1,112,465	$1,109,032	$1,085,145
9/16	$1,110,323	$1,103,497	$1,079,162
10/16	$1,101,787	$1,091,920	$1,066,976
11/16	$1,069,820	$1,051,197	$1,031,377
12/16	$1,075,953	$1,063,538	$1,041,024
1/17	$1,078,999	$1,070,549	$1,047,361
2/17	$1,084,227	$1,077,983	$1,053,977
3/17	$1,087,295	$1,080,323	$1,053,457
4/17	$1,095,742	$1,088,162	$1,062,899
5/17	$1,105,299	$1,105,432	$1,074,844
6/17	$1,101,948	$1,101,468	$1,066,533
7/17	$1,107,240	$1,110,379	$1,073,922
8/17	$1,112,498	$1,118,829	$1,082,957
9/17	$1,112,334	$1,113,141	$1,077,216
10/17	$1,109,984	$1,115,858	$1,080,878
11/17	$1,104,383	$1,109,883	$1,074,750
12/17	$1,113,059	$1,121,483	$1,081,504
1/18	$1,106,129	$1,108,280	$1,071,894
2/18	$1,102,773	$1,104,969	$1,069,423
3/18	$1,103,764	$1,109,047	$1,070,449
4/18	$1,101,403	$1,105,089	$1,068,549
5/18	$1,110,166	$1,117,744	$1,079,859
6/18	$1,112,294	$1,118,698	$1,081,295
7/18	$1,118,602	$1,121,412	$1,086,040
8/18	$1,121,503	$1,124,292	$1,088,061
9/18	$1,115,469	$1,117,014	$1,082,581
10/18	$1,109,426	$1,110,135	$1,078,257
11/18	$1,119,272	$1,122,422	$1,089,226
12/18	$1,130,321	$1,135,861	$1,101,370
1/19	$1,137,816	$1,144,448	$1,110,791
2/19	$1,143,191	$1,150,575	$1,117,925
3/19	$1,155,326	$1,168,763	$1,135,985
4/19	$1,157,226	$1,173,156	$1,141,046
5/19	$1,171,685	$1,189,329	$1,156,373
6/19	$1,176,935	$1,193,721	$1,162,117
7/19	$1,185,680	$1,203,341	$1,173,423
8/19	$1,202,537	$1,222,322	$1,188,059
9/19	$1,194,057	$1,212,524	$1,177,892
10/19	$1,194,781	$1,214,697	$1,181,610
11/19	$1,196,621	$1,217,735	$1,184,545
12/19	$1,198,390	$1,221,453	$1,187,732
1/20	$1,217,487	$1,243,398	$1,207,566
2/20	$1,229,902	$1,259,432	$1,219,670
3/20	$1,195,149	$1,213,749	$1,182,330
4/20	$1,176,908	$1,198,516	$1,166,444
5/20	$1,208,203	$1,236,643	$1,203,142
6/20	$1,218,267	$1,246,821	$1,215,010
7/20	$1,235,424	$1,267,820	$1,235,684
8/20	$1,232,136	$1,261,872	$1,232,478
9/20	$1,232,424	$1,262,139	$1,234,150
10/20	$1,230,275	$1,258,348	$1,231,858
11/20	$1,246,340	$1,277,337	$1,246,868
12/20	$1,255,001	$1,285,118	$1,251,055
1/21	$1,262,359	$1,293,308	$1,256,251
2/21	$1,243,347	$1,272,759	$1,239,614
3/21	$1,248,367	$1,280,608	$1,246,690
4/21	$1,257,053	$1,291,350	$1,253,597
5/21	$1,262,057	$1,295,202	$1,257,448
6/21	$1,264,704	$1,298,759	$1,259,219
7/21	$1,274,440	$1,309,530	$1,270,324
8/21	$1,270,683	$1,304,724	$1,266,056
9/21	$1,260,831	$1,295,309	$1,259,050
10/21	$1,258,302	$1,291,521	$1,254,662
11/21	$1,268,092	$1,302,516	$1,262,349
12/21	$1,269,256	$1,304,617	$1,263,472
1/22	$1,239,507	$1,268,906	$1,232,460
2/22	$1,233,340	$1,264,360	$1,228,693
3/22	$1,203,417	$1,223,373	$1,192,593
4/22	$1,173,499	$1,189,535	$1,166,403
5/22	$1,184,542	$1,207,206	$1,182,834
6/22	$1,167,051	$1,187,434	$1,171,716
7/22	$1,195,829	$1,218,808	$1,200,166
8/22	$1,165,851	$1,192,096	$1,177,070
9/22	$1,127,080	$1,146,342	$1,140,595
10/22	$1,120,990	$1,136,809	$1,135,194
11/22	$1,175,428	$1,189,982	$1,178,476
12/22	$1,176,930	$1,193,388	$1,183,368
1/23	$1,206,198	$1,227,669	$1,210,987
2/23	$1,178,558	$1,199,909	$1,187,639
3/23	$1,203,017	$1,226,532	$1,213,403
4/23	$1,202,032	$1,223,730	$1,207,505
5/23	$1,190,783	$1,213,125	$1,196,978
6/23	$1,200,135	$1,225,277	$1,207,122
7/23	$1,203,190	$1,230,125	$1,209,841
8/23	$1,189,446	$1,212,415	$1,198,143
9/23	$1,155,036	$1,176,881	$1,168,116
10/23	$1,138,704	$1,166,866	$1,163,806
11/23	$1,215,998	$1,240,940	$1,223,371
12/23	$1,246,492	$1,269,782	$1,247,589
1/24	$1,244,457	$1,263,297	$1,241,561
2/24	$1,246,429	$1,264,919	$1,243,371
3/24	$1,245,828	$1,264,879	$1,242,867
4/24	$1,235,871	$1,249,214	$1,229,047
5/24	$1,235,179	$1,245,550	$1,220,579
6/24	$1,251,823	$1,264,642	$1,238,210
7/24	$1,263,266	$1,276,168	$1,250,542

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	4.99%	1.27%	2.36%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Connecticut Municipal Bond Index	3.36%	1.28%	2.26%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$115,390,887
# of Portfolio Holdings	116
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$354,241

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.0%
Student Loan	3.1%
Water and Sewer	4.3%
Special Tax Revenue	6.1%
Hospital	8.9%
Housing	9.2%
Education	27.4%
General Obligations	35.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.9%
BB	0.6%
BBB	5.6%
A	13.2%
AA	49.9%
AAA	21.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EICTX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class A ETMNX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,772	$10,121	$10,096
9/14	$9,809	$10,131	$10,087
10/14	$9,836	$10,201	$10,140
11/14	$9,822	$10,218	$10,151
12/14	$9,868	$10,270	$10,195
1/15	$9,996	$10,452	$10,364
2/15	$9,951	$10,344	$10,255
3/15	$9,957	$10,374	$10,292
4/15	$9,931	$10,320	$10,249
5/15	$9,916	$10,291	$10,227
6/15	$9,922	$10,282	$10,232
7/15	$9,959	$10,356	$10,302
8/15	$9,975	$10,377	$10,333
9/15	$10,034	$10,452	$10,404
10/15	$10,071	$10,493	$10,436
11/15	$10,110	$10,535	$10,452
12/15	$10,168	$10,609	$10,503
1/16	$10,257	$10,736	$10,625
2/16	$10,249	$10,753	$10,646
3/16	$10,284	$10,787	$10,660
4/16	$10,363	$10,866	$10,723
5/16	$10,376	$10,895	$10,733
6/16	$10,518	$11,069	$10,881
7/16	$10,499	$11,075	$10,887
8/16	$10,523	$11,090	$10,892
9/16	$10,472	$11,035	$10,832
10/16	$10,377	$10,919	$10,742
11/16	$10,037	$10,512	$10,352
12/16	$10,149	$10,635	$10,471
1/17	$10,172	$10,705	$10,546
2/17	$10,218	$10,780	$10,638
3/17	$10,240	$10,803	$10,659
4/17	$10,307	$10,882	$10,733
5/17	$10,473	$11,054	$10,864
6/17	$10,431	$11,015	$10,820
7/17	$10,476	$11,104	$10,905
8/17	$10,542	$11,188	$10,962
9/17	$10,499	$11,131	$10,904
10/17	$10,500	$11,159	$10,925
11/17	$10,467	$11,099	$10,839
12/17	$10,567	$11,215	$10,946
1/18	$10,412	$11,083	$10,833
2/18	$10,358	$11,050	$10,807
3/18	$10,414	$11,090	$10,833
4/18	$10,368	$11,051	$10,803
5/18	$10,481	$11,177	$10,899
6/18	$10,481	$11,187	$10,910
7/18	$10,492	$11,214	$10,939
8/18	$10,514	$11,243	$10,952
9/18	$10,445	$11,170	$10,883
10/18	$10,376	$11,101	$10,830
11/18	$10,479	$11,224	$10,952
12/18	$10,605	$11,359	$11,096
1/19	$10,684	$11,444	$11,182
2/19	$10,741	$11,506	$11,240
3/19	$10,877	$11,688	$11,395
4/19	$10,909	$11,732	$11,418
5/19	$11,033	$11,893	$11,557
6/19	$11,076	$11,937	$11,606
7/19	$11,165	$12,033	$11,703
8/19	$11,336	$12,223	$11,865
9/19	$11,251	$12,125	$11,761
10/19	$11,246	$12,147	$11,784
11/19	$11,255	$12,177	$11,810
12/19	$11,286	$12,215	$11,836
1/20	$11,456	$12,434	$12,033
2/20	$11,568	$12,594	$12,159
3/20	$11,270	$12,137	$11,855
4/20	$11,135	$11,985	$11,730
5/20	$11,471	$12,366	$12,103
6/20	$11,512	$12,468	$12,146
7/20	$11,659	$12,678	$12,314
8/20	$11,616	$12,619	$12,252
9/20	$11,621	$12,621	$12,263
10/20	$11,579	$12,583	$12,234
11/20	$11,717	$12,773	$12,391
12/20	$11,757	$12,851	$12,442
1/21	$11,798	$12,933	$12,487
2/21	$11,637	$12,728	$12,317
3/21	$11,677	$12,806	$12,376
4/21	$11,754	$12,913	$12,472
5/21	$11,782	$12,952	$12,487
6/21	$11,799	$12,988	$12,509
7/21	$11,888	$13,095	$12,613
8/21	$11,855	$13,047	$12,562
9/21	$11,775	$12,953	$12,478
10/21	$11,754	$12,915	$12,432
11/21	$11,818	$13,025	$12,528
12/21	$11,821	$13,046	$12,548
1/22	$11,569	$12,689	$12,227
2/22	$11,524	$12,644	$12,194
3/22	$11,259	$12,234	$11,834
4/22	$11,031	$11,895	$11,543
5/22	$11,170	$12,072	$11,689
6/22	$11,043	$11,874	$11,527
7/22	$11,256	$12,188	$11,804
8/22	$11,053	$11,921	$11,583
9/22	$10,717	$11,463	$11,183
10/22	$10,664	$11,368	$11,088
11/22	$11,055	$11,900	$11,579
12/22	$11,064	$11,934	$11,624
1/23	$11,320	$12,277	$11,917
2/23	$11,108	$11,999	$11,678
3/23	$11,292	$12,265	$11,924
4/23	$11,265	$12,237	$11,877
5/23	$11,165	$12,131	$11,750
6/23	$11,252	$12,253	$11,813
7/23	$11,261	$12,301	$11,878
8/23	$11,137	$12,124	$11,730
9/23	$10,787	$11,769	$11,366
10/23	$10,626	$11,669	$11,298
11/23	$11,377	$12,409	$11,984
12/23	$11,621	$12,698	$12,214
1/24	$11,599	$12,633	$12,144
2/24	$11,604	$12,649	$12,172
3/24	$11,583	$12,649	$12,151
4/24	$11,472	$12,492	$12,007
5/24	$11,477	$12,455	$11,935
6/24	$11,624	$12,646	$12,130
7/24	$11,708	$12,762	$12,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	3.95%	0.95%	1.92%
Class A with 3.25% Maximum Sales Charge	0.58%	0.29%	1.59%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
36.4%
Hospital
18.3%
Electric Utilities
14.6%
Education
11.8%
Transportation
4.9%
Other*
14.0%

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
24.3%
AA
44.3%
A
23.5%
BBB
0.9%
BB
0.6%
Not Rated
6.4%

Value	Value
Not Rated	6.4%
BB	0.6%
BBB	0.9%
A	23.5%
AA	44.3%
AAA	24.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ETMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class C ECMNX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,099	$10,121	$10,096
9/14	$10,120	$10,131	$10,087
10/14	$10,151	$10,201	$10,140
11/14	$10,133	$10,218	$10,151
12/14	$10,173	$10,270	$10,195
1/15	$10,301	$10,452	$10,364
2/15	$10,244	$10,344	$10,255
3/15	$10,244	$10,374	$10,292
4/15	$10,206	$10,320	$10,249
5/15	$10,187	$10,291	$10,227
6/15	$10,188	$10,282	$10,232
7/15	$10,219	$10,356	$10,302
8/15	$10,230	$10,377	$10,333
9/15	$10,291	$10,452	$10,404
10/15	$10,322	$10,493	$10,436
11/15	$10,345	$10,535	$10,452
12/15	$10,406	$10,609	$10,503
1/16	$10,485	$10,736	$10,625
2/16	$10,472	$10,753	$10,646
3/16	$10,502	$10,787	$10,660
4/16	$10,572	$10,866	$10,723
5/16	$10,579	$10,895	$10,733
6/16	$10,719	$11,069	$10,881
7/16	$10,686	$11,075	$10,887
8/16	$10,703	$11,090	$10,892
9/16	$10,650	$11,035	$10,832
10/16	$10,556	$10,919	$10,742
11/16	$10,199	$10,512	$10,352
12/16	$10,310	$10,635	$10,471
1/17	$10,327	$10,705	$10,546
2/17	$10,366	$10,780	$10,638
3/17	$10,382	$10,803	$10,659
4/17	$10,441	$10,882	$10,733
5/17	$10,592	$11,054	$10,864
6/17	$10,547	$11,015	$10,820
7/17	$10,595	$11,104	$10,905
8/17	$10,652	$11,188	$10,962
9/17	$10,607	$11,131	$10,904
10/17	$10,602	$11,159	$10,925
11/17	$10,546	$11,099	$10,839
12/17	$10,656	$11,215	$10,946
1/18	$10,484	$11,083	$10,833
2/18	$10,429	$11,050	$10,807
3/18	$10,476	$11,090	$10,833
4/18	$10,418	$11,051	$10,803
5/18	$10,529	$11,177	$10,899
6/18	$10,514	$11,187	$10,910
7/18	$10,529	$11,214	$10,939
8/18	$10,534	$11,243	$10,952
9/18	$10,465	$11,170	$10,883
10/18	$10,386	$11,101	$10,830
11/18	$10,487	$11,224	$10,952
12/18	$10,610	$11,359	$11,096
1/19	$10,689	$11,444	$11,182
2/19	$10,727	$11,506	$11,240
3/19	$10,858	$11,688	$11,395
4/19	$10,883	$11,732	$11,418
5/19	$11,003	$11,893	$11,557
6/19	$11,038	$11,937	$11,606
7/19	$11,115	$12,033	$11,703
8/19	$11,278	$12,223	$11,865
9/19	$11,183	$12,125	$11,761
10/19	$11,183	$12,147	$11,784
11/19	$11,186	$12,177	$11,810
12/19	$11,209	$12,215	$11,836
1/20	$11,360	$12,434	$12,033
2/20	$11,469	$12,594	$12,159
3/20	$11,166	$12,137	$11,855
4/20	$11,036	$11,985	$11,730
5/20	$11,361	$12,366	$12,103
6/20	$11,394	$12,468	$12,146
7/20	$11,522	$12,678	$12,314
8/20	$11,477	$12,619	$12,252
9/20	$11,476	$12,621	$12,263
10/20	$11,431	$12,583	$12,234
11/20	$11,551	$12,773	$12,391
12/20	$11,582	$12,851	$12,442
1/21	$11,624	$12,933	$12,487
2/21	$11,449	$12,728	$12,317
3/21	$11,491	$12,806	$12,376
4/21	$11,555	$12,913	$12,472
5/21	$11,575	$12,952	$12,487
6/21	$11,585	$12,988	$12,509
7/21	$11,659	$13,095	$12,613
8/21	$11,623	$13,047	$12,562
9/21	$11,544	$12,953	$12,478
10/21	$11,507	$12,915	$12,432
11/21	$11,560	$13,025	$12,528
12/21	$11,556	$13,046	$12,548
1/22	$11,309	$12,689	$12,227
2/22	$11,252	$12,644	$12,194
3/22	$10,994	$12,234	$11,834
4/22	$10,771	$11,895	$11,543
5/22	$10,891	$12,072	$11,689
6/22	$10,759	$11,874	$11,527
7/22	$10,958	$12,188	$11,804
8/22	$10,758	$11,921	$11,583
9/22	$10,426	$11,463	$11,183
10/22	$10,362	$11,368	$11,088
11/22	$10,744	$11,900	$11,579
12/22	$10,747	$11,934	$11,624
1/23	$10,983	$12,277	$11,917
2/23	$10,765	$11,999	$11,678
3/23	$10,936	$12,265	$11,924
4/23	$10,907	$12,237	$11,877
5/23	$10,811	$12,131	$11,750
6/23	$10,885	$12,253	$11,813
7/23	$10,888	$12,301	$11,878
8/23	$10,759	$12,124	$11,730
9/23	$10,406	$11,769	$11,366
10/23	$10,246	$11,669	$11,298
11/23	$10,972	$12,409	$11,984
12/23	$11,197	$12,698	$12,214
1/24	$11,161	$12,633	$12,144
2/24	$11,161	$12,649	$12,172
3/24	$11,137	$12,649	$12,151
4/24	$11,033	$12,492	$12,007
5/24	$11,021	$12,455	$11,935
6/24	$11,159	$12,646	$12,130
7/24	$11,396	$12,762	$12,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	3.11%	0.20%	1.31%
Class C with 1% Maximum Deferred Sales Charge	2.11%	0.20%	1.31%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	0.6%
BBB	0.9%
A	23.5%
AA	44.3%
AAA	24.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ECMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class I EIMNX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to the Fund’s performance

↑ Security selections and an underweight position in AA-rated bonds helped returns during a period when AA-rated bonds underperformed lower-rated bonds

↓ Security selections and an underweight position in BBB-rated bonds detracted from returns as lower-rated bonds generally outperformed higher-rated bonds

↓ Security selections in bonds with 4-6 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ An underweight position in the transportation sector, which outperformed the Index during the period, detracted from the Fund’s Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,010,239	$1,012,107	$1,009,632
9/14	$1,014,214	$1,013,136	$1,008,729
10/14	$1,017,127	$1,020,082	$1,014,041
11/14	$1,015,845	$1,021,847	$1,015,074
12/14	$1,020,835	$1,027,003	$1,019,505
1/15	$1,034,273	$1,045,205	$1,036,414
2/15	$1,029,737	$1,034,424	$1,025,483
3/15	$1,030,482	$1,037,411	$1,029,214
4/15	$1,028,052	$1,031,968	$1,024,880
5/15	$1,026,671	$1,029,117	$1,022,698
6/15	$1,027,437	$1,028,179	$1,023,193
7/15	$1,031,460	$1,035,627	$1,030,153
8/15	$1,033,262	$1,037,660	$1,033,339
9/15	$1,039,519	$1,045,177	$1,040,357
10/15	$1,043,512	$1,049,332	$1,043,589
11/15	$1,047,772	$1,053,504	$1,045,195
12/15	$1,055,045	$1,060,906	$1,050,317
1/16	$1,063,289	$1,073,565	$1,062,514
2/16	$1,062,612	$1,075,253	$1,064,574
3/16	$1,066,506	$1,078,659	$1,066,050
4/16	$1,074,836	$1,086,590	$1,072,343
5/16	$1,076,402	$1,089,529	$1,073,292
6/16	$1,091,283	$1,106,862	$1,088,123
7/16	$1,089,490	$1,107,538	$1,088,655
8/16	$1,092,171	$1,109,032	$1,089,174
9/16	$1,087,046	$1,103,497	$1,083,215
10/16	$1,077,410	$1,091,920	$1,074,157
11/16	$1,042,269	$1,051,197	$1,035,231
12/16	$1,053,995	$1,063,538	$1,047,132
1/17	$1,056,659	$1,070,549	$1,054,618
2/17	$1,061,531	$1,077,983	$1,063,805
3/17	$1,065,201	$1,080,323	$1,065,904
4/17	$1,071,210	$1,088,162	$1,073,275
5/17	$1,088,617	$1,105,432	$1,086,391
6/17	$1,084,413	$1,101,468	$1,082,022
7/17	$1,089,242	$1,110,379	$1,090,492
8/17	$1,096,366	$1,118,829	$1,096,151
9/17	$1,092,039	$1,113,141	$1,090,447
10/17	$1,092,305	$1,115,858	$1,092,495
11/17	$1,089,061	$1,109,883	$1,083,893
12/17	$1,099,721	$1,121,483	$1,094,603
1/18	$1,083,778	$1,108,280	$1,083,270
2/18	$1,078,292	$1,104,969	$1,080,664
3/18	$1,084,240	$1,109,047	$1,083,318
4/18	$1,079,705	$1,105,089	$1,080,285
5/18	$1,091,592	$1,117,744	$1,089,871
6/18	$1,091,790	$1,118,698	$1,090,960
7/18	$1,093,122	$1,121,412	$1,093,898
8/18	$1,095,578	$1,124,292	$1,095,163
9/18	$1,088,614	$1,117,014	$1,088,328
10/18	$1,081,637	$1,110,135	$1,082,970
11/18	$1,092,572	$1,122,422	$1,095,157
12/18	$1,105,821	$1,135,861	$1,109,629
1/19	$1,115,463	$1,144,448	$1,118,155
2/19	$1,120,416	$1,150,575	$1,123,981
3/19	$1,134,758	$1,168,763	$1,139,524
4/19	$1,138,323	$1,173,156	$1,141,833
5/19	$1,151,408	$1,189,329	$1,155,735
6/19	$1,156,125	$1,193,721	$1,160,641
7/19	$1,165,644	$1,203,341	$1,170,289
8/19	$1,183,634	$1,222,322	$1,186,461
9/19	$1,174,954	$1,212,524	$1,176,055
10/19	$1,174,692	$1,214,697	$1,178,376
11/19	$1,175,776	$1,217,735	$1,180,993
12/19	$1,179,261	$1,221,453	$1,183,621
1/20	$1,197,170	$1,243,398	$1,203,347
2/20	$1,209,103	$1,259,432	$1,215,945
3/20	$1,178,078	$1,213,749	$1,185,453
4/20	$1,164,186	$1,198,516	$1,172,975
5/20	$1,199,505	$1,236,643	$1,210,340
6/20	$1,204,011	$1,246,821	$1,214,580
7/20	$1,219,566	$1,267,820	$1,231,379
8/20	$1,215,315	$1,261,872	$1,225,233
9/20	$1,216,058	$1,262,139	$1,226,313
10/20	$1,211,835	$1,258,348	$1,223,409
11/20	$1,226,435	$1,277,337	$1,239,050
12/20	$1,230,894	$1,285,118	$1,244,228
1/21	$1,235,352	$1,293,308	$1,248,724
2/21	$1,218,641	$1,272,759	$1,231,697
3/21	$1,223,087	$1,280,608	$1,237,625
4/21	$1,231,337	$1,291,350	$1,247,157
5/21	$1,234,537	$1,295,202	$1,248,717
6/21	$1,236,511	$1,298,759	$1,250,896
7/21	$1,245,998	$1,309,530	$1,261,293
8/21	$1,242,806	$1,304,724	$1,256,224
9/21	$1,234,590	$1,295,309	$1,247,843
10/21	$1,232,586	$1,291,521	$1,243,196
11/21	$1,239,504	$1,302,516	$1,252,843
12/21	$1,240,036	$1,304,617	$1,254,791
1/22	$1,213,774	$1,268,906	$1,222,728
2/22	$1,209,267	$1,264,360	$1,219,442
3/22	$1,181,676	$1,223,373	$1,183,439
4/22	$1,157,948	$1,189,535	$1,154,268
5/22	$1,172,693	$1,207,206	$1,168,852
6/22	$1,159,565	$1,187,434	$1,152,699
7/22	$1,182,146	$1,218,808	$1,180,406
8/22	$1,161,050	$1,192,096	$1,158,297
9/22	$1,125,914	$1,146,342	$1,118,292
10/22	$1,120,495	$1,136,809	$1,108,837
11/22	$1,161,828	$1,189,982	$1,157,945
12/22	$1,162,967	$1,193,388	$1,162,380
1/23	$1,190,100	$1,227,669	$1,191,695
2/23	$1,167,943	$1,199,909	$1,167,810
3/23	$1,187,490	$1,226,532	$1,192,375
4/23	$1,184,902	$1,223,730	$1,187,744
5/23	$1,174,497	$1,213,125	$1,175,050
6/23	$1,183,889	$1,225,277	$1,181,286
7/23	$1,185,077	$1,230,125	$1,187,827
8/23	$1,172,134	$1,212,415	$1,173,008
9/23	$1,135,480	$1,176,881	$1,136,555
10/23	$1,118,752	$1,166,866	$1,129,849
11/23	$1,197,998	$1,240,940	$1,198,397
12/23	$1,223,932	$1,269,782	$1,221,433
1/24	$1,221,841	$1,263,297	$1,214,366
2/24	$1,222,545	$1,264,919	$1,217,170
3/24	$1,220,485	$1,264,879	$1,215,056
4/24	$1,209,074	$1,249,214	$1,200,691
5/24	$1,209,764	$1,245,550	$1,193,539
6/24	$1,225,463	$1,264,642	$1,212,958
7/24	$1,234,300	$1,276,168	$1,225,692

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	4.15%	1.15%	2.13%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Minnesota Municipal Bond Index	3.19%	0.93%	2.05%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$247,709,568
# of Portfolio Holdings	152
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$887,103

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	14.0%
Transportation	4.9%
Education	11.8%
Electric Utilities	14.6%
Hospital	18.3%
General Obligations	36.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.4%
BB	0.6%
BBB	0.9%
A	23.5%
AA	44.3%
AAA	24.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EIMNX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class A EMOAX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/14	$9,675	$10,000
8/14	$9,847	$10,121
9/14	$9,891	$10,131
10/14	$9,961	$10,201
11/14	$9,960	$10,218
12/14	$10,059	$10,270
1/15	$10,263	$10,452
2/15	$10,126	$10,344
3/15	$10,182	$10,374
4/15	$10,134	$10,320
5/15	$10,086	$10,291
6/15	$10,041	$10,282
7/15	$10,127	$10,356
8/15	$10,144	$10,377
9/15	$10,259	$10,452
10/15	$10,304	$10,493
11/15	$10,385	$10,535
12/15	$10,464	$10,609
1/16	$10,612	$10,736
2/16	$10,619	$10,753
3/16	$10,678	$10,787
4/16	$10,774	$10,866
5/16	$10,797	$10,895
6/16	$11,000	$11,069
7/16	$10,998	$11,075
8/16	$11,031	$11,090
9/16	$11,002	$11,035
10/16	$10,882	$10,919
11/16	$10,421	$10,512
12/16	$10,504	$10,635
1/17	$10,549	$10,705
2/17	$10,625	$10,780
3/17	$10,672	$10,803
4/17	$10,783	$10,882
5/17	$10,938	$11,054
6/17	$10,911	$11,015
7/17	$11,002	$11,104
8/17	$11,102	$11,188
9/17	$11,082	$11,131
10/17	$11,070	$11,159
11/17	$11,022	$11,099
12/17	$11,114	$11,215
1/18	$10,995	$11,083
2/18	$10,969	$11,050
3/18	$10,998	$11,090
4/18	$10,964	$11,051
5/18	$11,096	$11,177
6/18	$11,108	$11,187
7/18	$11,158	$11,214
8/18	$11,170	$11,243
9/18	$11,116	$11,170
10/18	$11,044	$11,101
11/18	$11,133	$11,224
12/18	$11,231	$11,359
1/19	$11,338	$11,444
2/19	$11,399	$11,506
3/19	$11,534	$11,688
4/19	$11,565	$11,732
5/19	$11,701	$11,893
6/19	$11,751	$11,937
7/19	$11,829	$12,033
8/19	$11,975	$12,223
9/19	$11,899	$12,125
10/19	$11,910	$12,147
11/19	$11,930	$12,177
12/19	$11,969	$12,215
1/20	$12,172	$12,434
2/20	$12,358	$12,594
3/20	$11,563	$12,137
4/20	$11,225	$11,985
5/20	$11,578	$12,366
6/20	$11,885	$12,468
7/20	$12,103	$12,678
8/20	$12,104	$12,619
9/20	$12,098	$12,621
10/20	$12,081	$12,583
11/20	$12,281	$12,773
12/20	$12,450	$12,851
1/21	$12,631	$12,933
2/21	$12,482	$12,728
3/21	$12,520	$12,806
4/21	$12,625	$12,913
5/21	$12,700	$12,952
6/21	$12,766	$12,988
7/21	$12,870	$13,095
8/21	$12,825	$13,047
9/21	$12,711	$12,953
10/21	$12,667	$12,915
11/21	$12,775	$13,025
12/21	$12,775	$13,046
1/22	$12,455	$12,689
2/22	$12,382	$12,644
3/22	$12,031	$12,234
4/22	$11,693	$11,895
5/22	$11,766	$12,072
6/22	$11,541	$11,874
7/22	$11,780	$12,188
8/22	$11,567	$11,921
9/22	$11,197	$11,463
10/22	$11,097	$11,368
11/22	$11,521	$11,900
12/22	$11,520	$11,934
1/23	$11,845	$12,277
2/23	$11,613	$11,999
3/23	$11,821	$12,265
4/23	$11,798	$12,237
5/23	$11,732	$12,131
6/23	$11,827	$12,253
7/23	$11,856	$12,301
8/23	$11,706	$12,124
9/23	$11,396	$11,769
10/23	$11,235	$11,669
11/23	$11,934	$12,409
12/23	$12,213	$12,698
1/24	$12,236	$12,633
2/24	$12,248	$12,649
3/24	$12,270	$12,649
4/24	$12,162	$12,492
5/24	$12,173	$12,455
6/24	$12,371	$12,646
7/24	$12,488	$12,762

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	5.36%	1.10%	2.59%
Class A with 3.25% Maximum Sales Charge	1.97%	0.44%	2.24%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations 20.7%
Hospital 12.3%
Transportation 11.9%
Water and Sewer 9.8%
Housing 9.4%
Senior Living/Life Care 8.5%
Education 5.8%
Special Tax Revenue 5.5%
Industrial Development Revenue 4.8%
Electric Utilities 3.2%
Other Revenue 3.1%
Other* 5.0%

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
18.0%
AA
41.9%
A
17.3%
BBB
6.8%
BB
6.1%
B
1.4%
Not Rated
8.5%

Value	Value
Not Rated	8.5%
B	1.4%
BB	6.1%
BBB	6.8%
A	17.3%
AA	41.9%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.92% of the Fund’s average daily net assets for Class A.  This agreement may be changed or terminated after November 30, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EMOAX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class C EMOCX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
8/14	$10,000	$10,000
8/14	$10,075	$10,040
9/14	$10,113	$10,051
10/14	$10,176	$10,120
11/14	$10,169	$10,137
12/14	$10,262	$10,188
1/15	$10,464	$10,369
2/15	$10,318	$10,262
3/15	$10,368	$10,292
4/15	$10,312	$10,238
5/15	$10,266	$10,209
6/15	$10,205	$10,200
7/15	$10,286	$10,274
8/15	$10,296	$10,294
9/15	$10,407	$10,369
10/15	$10,455	$10,410
11/15	$10,521	$10,451
12/15	$10,595	$10,525
1/16	$10,738	$10,650
2/16	$10,739	$10,667
3/16	$10,792	$10,701
4/16	$10,882	$10,779
5/16	$10,907	$10,809
6/16	$11,096	$10,981
7/16	$11,096	$10,987
8/16	$11,123	$11,002
9/16	$11,077	$10,947
10/16	$10,950	$10,832
11/16	$10,479	$10,428
12/16	$10,555	$10,551
1/17	$10,594	$10,620
2/17	$10,663	$10,694
3/17	$10,704	$10,717
4/17	$10,818	$10,795
5/17	$10,967	$10,966
6/17	$10,923	$10,927
7/17	$11,017	$11,015
8/17	$11,101	$11,099
9/17	$11,074	$11,043
10/17	$11,055	$11,070
11/17	$11,010	$11,010
12/17	$11,085	$11,126
1/18	$10,968	$10,995
2/18	$10,927	$10,962
3/18	$10,949	$11,002
4/18	$10,917	$10,963
5/18	$11,032	$11,088
6/18	$11,047	$11,098
7/18	$11,080	$11,125
8/18	$11,094	$11,153
9/18	$11,034	$11,081
10/18	$10,955	$11,013
11/18	$11,037	$11,135
12/18	$11,127	$11,268
1/19	$11,217	$11,353
2/19	$11,270	$11,414
3/19	$11,397	$11,595
4/19	$11,421	$11,638
5/19	$11,557	$11,799
6/19	$11,599	$11,842
7/19	$11,659	$11,938
8/19	$11,795	$12,126
9/19	$11,714	$12,029
10/19	$11,717	$12,050
11/19	$11,739	$12,080
12/19	$11,761	$12,117
1/20	$11,962	$12,335
2/20	$12,138	$12,494
3/20	$11,340	$12,041
4/20	$11,001	$11,890
5/20	$11,350	$12,268
6/20	$11,634	$12,369
7/20	$11,850	$12,577
8/20	$11,844	$12,518
9/20	$11,830	$12,521
10/20	$11,797	$12,483
11/20	$11,994	$12,672
12/20	$12,142	$12,749
1/21	$12,311	$12,830
2/21	$12,159	$12,626
3/21	$12,198	$12,704
4/21	$12,292	$12,811
5/21	$12,348	$12,849
6/21	$12,404	$12,884
7/21	$12,507	$12,991
8/21	$12,456	$12,943
9/21	$12,337	$12,850
10/21	$12,277	$12,812
11/21	$12,373	$12,921
12/21	$12,366	$12,942
1/22	$12,057	$12,588
2/22	$11,970	$12,543
3/22	$11,624	$12,136
4/22	$11,299	$11,801
5/22	$11,353	$11,976
6/22	$11,129	$11,780
7/22	$11,362	$12,091
8/22	$11,150	$11,826
9/22	$10,776	$11,372
10/22	$10,673	$11,278
11/22	$11,084	$11,805
12/22	$11,076	$11,839
1/23	$11,372	$12,179
2/23	$11,152	$11,904
3/23	$11,345	$12,168
4/23	$11,316	$12,140
5/23	$11,245	$12,035
6/23	$11,329	$12,155
7/23	$11,350	$12,203
8/23	$11,189	$12,028
9/23	$10,895	$11,675
10/23	$10,735	$11,576
11/23	$11,395	$12,311
12/23	$11,655	$12,597
1/24	$11,670	$12,532
2/24	$11,674	$12,548
3/24	$11,688	$12,548
4/24	$11,577	$12,393
5/24	$11,581	$12,356
6/24	$11,762	$12,546
7/24	$12,048	$12,660

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/18/14
Class C	4.57%	0.36%	1.89%
Class C with 1% Maximum Deferred Sales Charge	3.57%	0.36%	1.89%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.5%
B	1.4%
BB	6.1%
BBB	6.8%
A	17.3%
AA	41.9%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.67% of the Fund’s average daily net assets for Class C.  This agreement may be changed or terminated after November 30, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EMOCX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class I EMOIX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds outperformed higher-rated bonds

↑ Security selections in California bonds, which underperformed the Index during the period, contributed to the Fund’s Index-relative returns

↑ Security selections in local general obligation bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ Security selections and an underweight position in A-rated bonds, which generally outperformed higher-rated bonds during the period, hurt returns

↓ An underweight exposure to bonds with 22+ years remaining to maturity hurt returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
7/14	$1,000,000	$1,000,000
8/14	$1,017,967	$1,012,107
9/14	$1,022,768	$1,013,136
10/14	$1,030,211	$1,020,082
11/14	$1,031,246	$1,021,847
12/14	$1,040,719	$1,027,003
1/15	$1,063,006	$1,045,205
2/15	$1,048,151	$1,034,424
3/15	$1,055,024	$1,037,411
4/15	$1,049,351	$1,031,968
5/15	$1,045,579	$1,029,117
6/15	$1,040,198	$1,028,179
7/15	$1,049,403	$1,035,627
8/15	$1,051,303	$1,037,660
9/15	$1,063,501	$1,045,177
10/15	$1,069,300	$1,049,332
11/15	$1,077,857	$1,053,504
12/15	$1,085,366	$1,060,906
1/16	$1,100,990	$1,073,565
2/16	$1,101,927	$1,075,253
3/16	$1,109,221	$1,078,659
4/16	$1,118,415	$1,086,590
5/16	$1,121,962	$1,089,529
6/16	$1,143,280	$1,106,862
7/16	$1,143,272	$1,107,538
8/16	$1,147,010	$1,109,032
9/16	$1,144,197	$1,103,497
10/16	$1,131,074	$1,091,920
11/16	$1,084,341	$1,051,197
12/16	$1,092,202	$1,063,538
1/17	$1,098,141	$1,070,549
2/17	$1,106,165	$1,077,983
3/17	$1,111,302	$1,080,323
4/17	$1,123,042	$1,088,162
5/17	$1,139,468	$1,105,432
6/17	$1,136,857	$1,101,468
7/17	$1,146,602	$1,110,379
8/17	$1,157,244	$1,118,829
9/17	$1,155,371	$1,113,141
10/17	$1,154,424	$1,115,858
11/17	$1,149,682	$1,109,883
12/17	$1,159,514	$1,121,483
1/18	$1,147,274	$1,108,280
2/18	$1,143,880	$1,104,969
3/18	$1,147,176	$1,109,047
4/18	$1,144,774	$1,105,089
5/18	$1,157,846	$1,117,744
6/18	$1,160,320	$1,118,698
7/18	$1,165,752	$1,121,412
8/18	$1,167,245	$1,124,292
9/18	$1,161,910	$1,117,014
10/18	$1,154,616	$1,110,135
11/18	$1,164,115	$1,122,422
12/18	$1,174,635	$1,135,861
1/19	$1,186,089	$1,144,448
2/19	$1,192,661	$1,150,575
3/19	$1,206,059	$1,168,763
4/19	$1,209,588	$1,173,156
5/19	$1,225,010	$1,189,329
6/19	$1,230,487	$1,193,721
7/19	$1,237,887	$1,203,341
8/19	$1,254,378	$1,222,322
9/19	$1,246,795	$1,212,524
10/19	$1,247,144	$1,214,697
11/19	$1,250,507	$1,217,735
12/19	$1,253,874	$1,221,453
1/20	$1,276,429	$1,243,398
2/20	$1,296,178	$1,259,432
3/20	$1,212,162	$1,213,749
4/20	$1,176,989	$1,198,516
5/20	$1,215,293	$1,236,643
6/20	$1,246,639	$1,246,821
7/20	$1,270,786	$1,267,820
8/20	$1,271,209	$1,261,872
9/20	$1,270,789	$1,262,139
10/20	$1,269,308	$1,258,348
11/20	$1,290,580	$1,277,337
12/20	$1,307,574	$1,285,118
1/21	$1,327,908	$1,293,308
2/21	$1,311,475	$1,272,759
3/21	$1,316,778	$1,280,608
4/21	$1,328,103	$1,291,350
5/21	$1,335,211	$1,295,202
6/21	$1,342,348	$1,298,759
7/21	$1,354,659	$1,309,530
8/21	$1,350,249	$1,304,724
9/21	$1,338,555	$1,295,309
10/21	$1,334,185	$1,291,521
11/21	$1,344,720	$1,302,516
12/21	$1,346,142	$1,304,617
1/22	$1,312,685	$1,268,906
2/22	$1,304,168	$1,264,360
3/22	$1,267,593	$1,223,373
4/22	$1,233,332	$1,189,535
5/22	$1,240,174	$1,207,206
6/22	$1,216,774	$1,187,434
7/22	$1,243,303	$1,218,808
8/22	$1,221,136	$1,192,096
9/22	$1,181,301	$1,146,342
10/22	$1,171,025	$1,136,809
11/22	$1,217,050	$1,189,982
12/22	$1,217,178	$1,193,388
1/23	$1,250,680	$1,227,669
2/23	$1,227,497	$1,199,909
3/23	$1,248,617	$1,226,532
4/23	$1,247,557	$1,223,730
5/23	$1,240,887	$1,213,125
6/23	$1,251,122	$1,225,277
7/23	$1,254,523	$1,230,125
8/23	$1,237,775	$1,212,415
9/23	$1,206,391	$1,176,881
10/23	$1,189,662	$1,166,866
11/23	$1,262,603	$1,240,940
12/23	$1,293,581	$1,269,782
1/24	$1,296,274	$1,263,297
2/24	$1,296,636	$1,264,919
3/24	$1,300,410	$1,264,879
4/24	$1,289,245	$1,249,214
5/24	$1,290,722	$1,245,550
6/24	$1,311,930	$1,264,642
7/24	$1,323,776	$1,276,168

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	5.53%	1.35%	2.84%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$655,366,494
# of Portfolio Holdings	360
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$3,410,907

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Other Revenue	3.1%
Electric Utilities	3.2%
Industrial Development Revenue	4.8%
Special Tax Revenue	5.5%
Education	5.8%
Senior Living/Life Care	8.5%
Housing	9.4%
Water and Sewer	9.8%
Transportation	11.9%
Hospital	12.3%
General Obligations	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.5%
B	1.4%
BB	6.1%
BBB	6.8%
A	17.3%
AA	41.9%
AAA	18.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

Effective December 31, 2023, the investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.67% of the Fund’s average daily net assets for Class I.  This agreement may be changed or terminated after November 30, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EMOIX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class A ETNJX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,787	$10,121	$10,142
9/14	$9,858	$10,131	$10,150
10/14	$9,876	$10,201	$10,202
11/14	$9,842	$10,218	$10,206
12/14	$9,892	$10,270	$10,280
1/15	$9,984	$10,452	$10,464
2/15	$9,940	$10,344	$10,305
3/15	$9,949	$10,374	$10,304
4/15	$9,915	$10,320	$10,196
5/15	$9,923	$10,291	$10,083
6/15	$9,879	$10,282	$10,089
7/15	$9,952	$10,356	$10,177
8/15	$9,960	$10,377	$10,074
9/15	$10,045	$10,452	$10,191
10/15	$10,087	$10,493	$10,262
11/15	$10,140	$10,535	$10,343
12/15	$10,236	$10,609	$10,484
1/16	$10,343	$10,736	$10,641
2/16	$10,331	$10,753	$10,631
3/16	$10,394	$10,787	$10,695
4/16	$10,458	$10,866	$10,808
5/16	$10,487	$10,895	$10,846
6/16	$10,629	$11,069	$11,084
7/16	$10,627	$11,075	$11,112
8/16	$10,680	$11,090	$11,181
9/16	$10,654	$11,035	$11,136
10/16	$10,583	$10,919	$10,991
11/16	$10,208	$10,512	$10,487
12/16	$10,294	$10,635	$10,558
1/17	$10,290	$10,705	$10,630
2/17	$10,344	$10,780	$10,731
3/17	$10,386	$10,803	$10,749
4/17	$10,474	$10,882	$10,805
5/17	$10,631	$11,054	$11,014
6/17	$10,616	$11,015	$10,977
7/17	$10,670	$11,104	$11,089
8/17	$10,760	$11,188	$11,260
9/17	$10,747	$11,131	$11,298
10/17	$10,744	$11,159	$11,336
11/17	$10,718	$11,099	$11,302
12/17	$10,785	$11,215	$11,421
1/18	$10,686	$11,083	$11,288
2/18	$10,658	$11,050	$11,257
3/18	$10,701	$11,090	$11,304
4/18	$10,673	$11,051	$11,278
5/18	$10,787	$11,177	$11,409
6/18	$10,817	$11,187	$11,440
7/18	$10,872	$11,214	$11,517
8/18	$10,902	$11,243	$11,554
9/18	$10,836	$11,170	$11,479
10/18	$10,781	$11,101	$11,390
11/18	$10,884	$11,224	$11,509
12/18	$10,999	$11,359	$11,665
1/19	$11,088	$11,444	$11,765
2/19	$11,153	$11,506	$11,838
3/19	$11,327	$11,688	$12,064
4/19	$11,380	$11,732	$12,111
5/19	$11,543	$11,893	$12,328
6/19	$11,608	$11,937	$12,390
7/19	$11,708	$12,033	$12,519
8/19	$11,944	$12,223	$12,747
9/19	$11,847	$12,125	$12,620
10/19	$11,848	$12,147	$12,635
11/19	$11,863	$12,177	$12,681
12/19	$11,892	$12,215	$12,735
1/20	$12,145	$12,434	$12,995
2/20	$12,337	$12,594	$13,182
3/20	$11,788	$12,137	$12,286
4/20	$11,515	$11,985	$12,009
5/20	$11,934	$12,366	$12,312
6/20	$12,038	$12,468	$12,646
7/20	$12,257	$12,678	$13,047
8/20	$12,233	$12,619	$13,059
9/20	$12,247	$12,621	$13,035
10/20	$12,222	$12,583	$12,987
11/20	$12,415	$12,773	$13,270
12/20	$12,531	$12,851	$13,449
1/21	$12,659	$12,933	$13,640
2/21	$12,428	$12,728	$13,431
3/21	$12,491	$12,806	$13,517
4/21	$12,594	$12,913	$13,663
5/21	$12,644	$12,952	$13,715
6/21	$12,682	$12,988	$13,785
7/21	$12,783	$13,095	$13,929
8/21	$12,729	$13,047	$13,890
9/21	$12,622	$12,953	$13,789
10/21	$12,595	$12,915	$13,708
11/21	$12,694	$13,025	$13,833
12/21	$12,698	$13,046	$13,867
1/22	$12,364	$12,689	$13,451
2/22	$12,280	$12,644	$13,370
3/22	$11,918	$12,234	$12,920
4/22	$11,543	$11,895	$12,535
5/22	$11,633	$12,072	$12,723
6/22	$11,457	$11,874	$12,536
7/22	$11,747	$12,188	$12,908
8/22	$11,452	$11,921	$12,630
9/22	$11,050	$11,463	$12,112
10/22	$10,956	$11,368	$12,009
11/22	$11,439	$11,900	$12,606
12/22	$11,453	$11,934	$12,628
1/23	$11,750	$12,277	$13,048
2/23	$11,495	$11,999	$12,764
3/23	$11,725	$12,265	$13,074
4/23	$11,727	$12,237	$13,041
5/23	$11,634	$12,131	$12,952
6/23	$11,731	$12,253	$13,082
7/23	$11,759	$12,301	$13,159
8/23	$11,650	$12,124	$12,985
9/23	$11,377	$11,769	$12,633
10/23	$11,254	$11,669	$12,520
11/23	$11,849	$12,409	$13,286
12/23	$12,099	$12,698	$13,603
1/24	$12,072	$12,633	$13,544
2/24	$12,075	$12,649	$13,569
3/24	$12,063	$12,649	$13,563
4/24	$11,941	$12,492	$13,402
5/24	$11,931	$12,455	$13,357
6/24	$12,104	$12,646	$13,561
7/24	$12,211	$12,762	$13,691

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	3.81%	0.84%	2.35%
Class A with 3.25% Maximum Sales Charge	0.41%	0.17%	2.02%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
18.5%
Transportation
16.8%
Special Tax Revenue
12.4%
Hospital
11.7%
Lease Rev./Cert. of Participation
11.5%
Education
10.4%
Water and Sewer
4.0%
Industrial Development Revenue
3.5%
Other*
11.2%

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
15.8%
AA
48.7%
A
17.6%
BBB
10.4%
BB
0.1%
Not Rated
7.4%

Value	Value
Not Rated	7.4%
BB	0.1%
BBB	10.4%
A	17.6%
AA	48.7%
AAA	15.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ETNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class C ECNJX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,116	$10,121	$10,142
9/14	$10,182	$10,131	$10,150
10/14	$10,194	$10,201	$10,202
11/14	$10,155	$10,218	$10,206
12/14	$10,199	$10,270	$10,280
1/15	$10,286	$10,452	$10,464
2/15	$10,237	$10,344	$10,305
3/15	$10,240	$10,374	$10,304
4/15	$10,202	$10,320	$10,196
5/15	$10,195	$10,291	$10,083
6/15	$10,146	$10,282	$10,089
7/15	$10,213	$10,356	$10,177
8/15	$10,216	$10,377	$10,074
9/15	$10,305	$10,452	$10,191
10/15	$10,341	$10,493	$10,262
11/15	$10,377	$10,535	$10,343
12/15	$10,476	$10,609	$10,484
1/16	$10,577	$10,736	$10,641
2/16	$10,559	$10,753	$10,631
3/16	$10,616	$10,787	$10,695
4/16	$10,684	$10,866	$10,808
5/16	$10,696	$10,895	$10,846
6/16	$10,841	$11,069	$11,084
7/16	$10,822	$11,075	$11,112
8/16	$10,879	$11,090	$11,181
9/16	$10,838	$11,035	$11,136
10/16	$10,763	$10,919	$10,991
11/16	$10,370	$10,512	$10,487
12/16	$10,449	$10,635	$10,558
1/17	$10,440	$10,705	$10,630
2/17	$10,487	$10,780	$10,731
3/17	$10,522	$10,803	$10,749
4/17	$10,614	$10,882	$10,805
5/17	$10,761	$11,054	$11,014
6/17	$10,741	$11,015	$10,977
7/17	$10,788	$11,104	$11,089
8/17	$10,870	$11,188	$11,260
9/17	$10,851	$11,131	$11,298
10/17	$10,843	$11,159	$11,336
11/17	$10,801	$11,099	$11,302
12/17	$10,872	$11,215	$11,421
1/18	$10,771	$11,083	$11,288
2/18	$10,728	$11,050	$11,257
3/18	$10,775	$11,090	$11,304
4/18	$10,731	$11,051	$11,278
5/18	$10,846	$11,177	$11,409
6/18	$10,859	$11,187	$11,440
7/18	$10,906	$11,214	$11,517
8/18	$10,941	$11,243	$11,554
9/18	$10,872	$11,170	$11,479
10/18	$10,802	$11,101	$11,390
11/18	$10,896	$11,224	$11,509
12/18	$11,000	$11,359	$11,665
1/19	$11,091	$11,444	$11,765
2/19	$11,148	$11,506	$11,838
3/19	$11,309	$11,688	$12,064
4/19	$11,354	$11,732	$12,111
5/19	$11,516	$11,893	$12,328
6/19	$11,572	$11,937	$12,390
7/19	$11,661	$12,033	$12,519
8/19	$11,892	$12,223	$12,747
9/19	$11,793	$12,125	$12,620
10/19	$11,788	$12,147	$12,635
11/19	$11,784	$12,177	$12,681
12/19	$11,817	$12,215	$12,735
1/20	$12,064	$12,434	$12,995
2/20	$12,240	$12,594	$13,182
3/20	$11,689	$12,137	$12,286
4/20	$11,411	$11,985	$12,009
5/20	$11,815	$12,366	$12,312
6/20	$11,908	$12,468	$12,646
7/20	$12,120	$12,678	$13,047
8/20	$12,092	$12,619	$13,059
9/20	$12,100	$12,621	$13,035
10/20	$12,058	$12,583	$12,987
11/20	$12,235	$12,773	$13,270
12/20	$12,363	$12,851	$13,449
1/21	$12,466	$12,933	$13,640
2/21	$12,242	$12,728	$13,431
3/21	$12,296	$12,806	$13,517
4/21	$12,387	$12,913	$13,663
5/21	$12,429	$12,952	$13,715
6/21	$12,447	$12,988	$13,785
7/21	$12,536	$13,095	$13,929
8/21	$12,491	$13,047	$13,890
9/21	$12,374	$12,953	$13,789
10/21	$12,342	$12,915	$13,708
11/21	$12,429	$13,025	$13,833
12/21	$12,426	$13,046	$13,867
1/22	$12,092	$12,689	$13,451
2/22	$12,007	$12,644	$13,370
3/22	$11,636	$12,234	$12,920
4/22	$11,267	$11,895	$12,535
5/22	$11,344	$12,072	$12,723
6/22	$11,162	$11,874	$12,536
7/22	$11,440	$12,188	$12,908
8/22	$11,145	$11,921	$12,630
9/22	$10,751	$11,463	$12,112
10/22	$10,658	$11,368	$12,009
11/22	$11,115	$11,900	$12,606
12/22	$11,110	$11,934	$12,628
1/23	$11,392	$12,277	$13,048
2/23	$11,149	$11,999	$12,764
3/23	$11,371	$12,265	$13,074
4/23	$11,366	$12,237	$13,041
5/23	$11,261	$12,131	$12,952
6/23	$11,358	$12,253	$13,082
7/23	$11,366	$12,301	$13,159
8/23	$11,258	$12,124	$12,985
9/23	$10,986	$11,769	$12,633
10/23	$10,854	$11,669	$12,520
11/23	$11,424	$12,409	$13,286
12/23	$11,663	$12,698	$13,603
1/24	$11,632	$12,633	$13,544
2/24	$11,615	$12,649	$13,569
3/24	$11,611	$12,649	$13,563
4/24	$11,480	$12,492	$13,402
5/24	$11,465	$12,455	$13,357
6/24	$11,618	$12,646	$13,561
7/24	$11,886	$12,762	$13,691

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	3.12%	0.10%	1.74%
Class C with 1% Maximum Deferred Sales Charge	2.12%	0.10%	1.74%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	0.1%
BBB	10.4%
A	17.6%
AA	48.7%
AAA	15.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ECNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class I EINJX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in BBB-rated bonds helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections in bonds with 22+ years remaining to maturity contributed to the Fund’s Index-relative performance during the period

↑ An out-of-Index exposure to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↓ Security selections in bonds with 12-17 years remaining to maturity detracted from the Fund’s Index-relative performance during the period

↓ Security selections in the IDR/PCR sector (industrial development revenue/pollution control revenue) detracted from returns during the period

↓ An overweight position in bonds with coupon rates of less than 4%, excluding zero-coupon bonds, detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,011,735	$1,012,107	$1,014,152
9/14	$1,019,248	$1,013,136	$1,014,981
10/14	$1,021,321	$1,020,082	$1,020,196
11/14	$1,019,009	$1,021,847	$1,020,581
12/14	$1,023,264	$1,027,003	$1,028,006
1/15	$1,034,103	$1,045,205	$1,046,383
2/15	$1,029,662	$1,034,424	$1,030,504
3/15	$1,029,644	$1,037,411	$1,030,419
4/15	$1,027,405	$1,031,968	$1,019,611
5/15	$1,027,387	$1,029,117	$1,008,253
6/15	$1,022,929	$1,028,179	$1,008,856
7/15	$1,030,688	$1,035,627	$1,017,725
8/15	$1,032,872	$1,037,660	$1,007,364
9/15	$1,041,828	$1,045,177	$1,019,069
10/15	$1,046,294	$1,049,332	$1,026,230
11/15	$1,050,810	$1,053,504	$1,034,287
12/15	$1,060,964	$1,060,906	$1,048,421
1/16	$1,072,324	$1,073,565	$1,064,086
2/16	$1,072,314	$1,075,253	$1,063,050
3/16	$1,077,960	$1,078,659	$1,069,536
4/16	$1,085,860	$1,086,590	$1,080,774
5/16	$1,087,973	$1,089,529	$1,084,572
6/16	$1,104,027	$1,106,862	$1,108,395
7/16	$1,102,829	$1,107,538	$1,111,219
8/16	$1,109,643	$1,109,032	$1,118,141
9/16	$1,106,019	$1,103,497	$1,113,567
10/16	$1,098,846	$1,091,920	$1,099,132
11/16	$1,060,041	$1,051,197	$1,048,652
12/16	$1,069,214	$1,063,538	$1,055,841
1/17	$1,068,969	$1,070,549	$1,063,001
2/17	$1,074,665	$1,077,983	$1,073,099
3/17	$1,079,227	$1,080,323	$1,074,879
4/17	$1,089,748	$1,088,162	$1,080,525
5/17	$1,105,078	$1,105,432	$1,101,406
6/17	$1,103,718	$1,101,468	$1,097,729
7/17	$1,109,542	$1,110,379	$1,108,912
8/17	$1,119,091	$1,118,829	$1,125,968
9/17	$1,117,859	$1,113,141	$1,129,766
10/17	$1,117,791	$1,115,858	$1,133,595
11/17	$1,115,248	$1,109,883	$1,130,181
12/17	$1,123,614	$1,121,483	$1,142,057
1/18	$1,113,543	$1,108,280	$1,128,760
2/18	$1,109,572	$1,104,969	$1,125,720
3/18	$1,115,444	$1,109,047	$1,130,357
4/18	$1,112,692	$1,105,089	$1,127,820
5/18	$1,124,736	$1,117,744	$1,140,940
6/18	$1,126,873	$1,118,698	$1,144,001
7/18	$1,132,755	$1,121,412	$1,151,715
8/18	$1,136,096	$1,124,292	$1,155,380
9/18	$1,130,642	$1,117,014	$1,147,926
10/18	$1,123,887	$1,110,135	$1,139,003
11/18	$1,134,802	$1,122,422	$1,150,905
12/18	$1,146,982	$1,135,861	$1,166,480
1/19	$1,157,640	$1,144,448	$1,176,474
2/19	$1,163,384	$1,150,575	$1,183,826
3/19	$1,183,045	$1,168,763	$1,206,352
4/19	$1,187,485	$1,173,156	$1,211,063
5/19	$1,204,709	$1,189,329	$1,232,846
6/19	$1,211,631	$1,193,721	$1,239,047
7/19	$1,222,322	$1,203,341	$1,251,890
8/19	$1,247,199	$1,222,322	$1,274,662
9/19	$1,238,536	$1,212,524	$1,261,984
10/19	$1,238,881	$1,214,697	$1,263,514
11/19	$1,239,341	$1,217,735	$1,268,059
12/19	$1,243,820	$1,221,453	$1,273,541
1/20	$1,270,528	$1,243,398	$1,299,498
2/20	$1,289,407	$1,259,432	$1,318,162
3/20	$1,233,556	$1,213,749	$1,228,610
4/20	$1,203,857	$1,198,516	$1,200,939
5/20	$1,247,824	$1,236,643	$1,231,190
6/20	$1,258,834	$1,246,821	$1,264,591
7/20	$1,283,110	$1,267,820	$1,304,652
8/20	$1,280,801	$1,261,872	$1,305,883
9/20	$1,282,398	$1,262,139	$1,303,481
10/20	$1,278,554	$1,258,348	$1,298,748
11/20	$1,298,920	$1,277,337	$1,326,978
12/20	$1,312,509	$1,285,118	$1,344,877
1/21	$1,326,008	$1,293,308	$1,364,032
2/21	$1,301,876	$1,272,759	$1,343,082
3/21	$1,308,659	$1,280,608	$1,351,662
4/21	$1,320,894	$1,291,350	$1,366,264
5/21	$1,324,864	$1,295,202	$1,371,510
6/21	$1,328,965	$1,298,759	$1,378,456
7/21	$1,339,659	$1,309,530	$1,392,868
8/21	$1,335,441	$1,304,724	$1,388,991
9/21	$1,324,410	$1,295,309	$1,378,931
10/21	$1,321,600	$1,291,521	$1,370,804
11/21	$1,332,216	$1,302,516	$1,383,262
12/21	$1,332,899	$1,304,617	$1,386,750
1/22	$1,298,080	$1,268,906	$1,345,124
2/22	$1,289,485	$1,264,360	$1,336,975
3/22	$1,250,388	$1,223,373	$1,292,016
4/22	$1,212,718	$1,189,535	$1,253,483
5/22	$1,222,301	$1,207,206	$1,272,271
6/22	$1,202,757	$1,187,434	$1,253,576
7/22	$1,233,373	$1,218,808	$1,290,844
8/22	$1,202,624	$1,192,096	$1,262,985
9/22	$1,162,071	$1,146,342	$1,211,177
10/22	$1,152,399	$1,136,809	$1,200,889
11/22	$1,203,266	$1,189,982	$1,260,566
12/22	$1,203,545	$1,193,388	$1,262,823
1/23	$1,234,888	$1,227,669	$1,304,763
2/23	$1,209,708	$1,199,909	$1,276,390
3/23	$1,234,161	$1,226,532	$1,307,440
4/23	$1,234,520	$1,223,730	$1,304,116
5/23	$1,223,513	$1,213,125	$1,295,238
6/23	$1,235,419	$1,225,277	$1,308,224
7/23	$1,238,591	$1,230,125	$1,315,943
8/23	$1,227,335	$1,212,415	$1,298,516
9/23	$1,198,769	$1,176,881	$1,263,302
10/23	$1,186,050	$1,166,866	$1,251,975
11/23	$1,247,360	$1,240,940	$1,328,629
12/23	$1,275,368	$1,269,782	$1,360,274
1/24	$1,272,782	$1,263,297	$1,354,446
2/24	$1,273,231	$1,264,919	$1,356,903
3/24	$1,272,230	$1,264,879	$1,356,270
4/24	$1,258,106	$1,249,214	$1,340,162
5/24	$1,258,772	$1,245,550	$1,335,723
6/24	$1,275,751	$1,264,642	$1,356,078
7/24	$1,288,262	$1,276,168	$1,369,127

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	4.01%	1.06%	2.56%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg New Jersey Municipal Bond Index	4.04%	1.80%	3.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$151,085,148
# of Portfolio Holdings	96
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$539,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.2%
Industrial Development Revenue	3.5%
Water and Sewer	4.0%
Education	10.4%
Lease Rev./Cert. of Participation	11.5%
Hospital	11.7%
Special Tax Revenue	12.4%
Transportation	16.8%
General Obligations	18.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	0.1%
BBB	10.4%
A	17.6%
AA	48.7%
AAA	15.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EINJX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class A ETPAX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$9,675	$10,000	$10,000
8/14	$9,772	$10,121	$10,124
9/14	$9,859	$10,131	$10,136
10/14	$9,902	$10,201	$10,207
11/14	$9,880	$10,218	$10,221
12/14	$9,923	$10,270	$10,275
1/15	$10,032	$10,452	$10,460
2/15	$9,965	$10,344	$10,343
3/15	$9,986	$10,374	$10,377
4/15	$9,962	$10,320	$10,325
5/15	$9,961	$10,291	$10,299
6/15	$9,949	$10,282	$10,287
7/15	$10,005	$10,356	$10,375
8/15	$10,038	$10,377	$10,404
9/15	$10,117	$10,452	$10,475
10/15	$10,150	$10,493	$10,508
11/15	$10,194	$10,535	$10,563
12/15	$10,272	$10,609	$10,640
1/16	$10,374	$10,736	$10,766
2/16	$10,361	$10,753	$10,780
3/16	$10,393	$10,787	$10,822
4/16	$10,460	$10,866	$10,899
5/16	$10,481	$10,895	$10,937
6/16	$10,641	$11,069	$11,114
7/16	$10,637	$11,075	$11,118
8/16	$10,656	$11,090	$11,131
9/16	$10,605	$11,035	$11,066
10/16	$10,518	$10,919	$10,951
11/16	$10,185	$10,512	$10,530
12/16	$10,275	$10,635	$10,665
1/17	$10,309	$10,705	$10,730
2/17	$10,364	$10,780	$10,802
3/17	$10,374	$10,803	$10,843
4/17	$10,442	$10,882	$10,925
5/17	$10,558	$11,054	$11,103
6/17	$10,531	$11,015	$11,090
7/17	$10,576	$11,104	$11,164
8/17	$10,645	$11,188	$11,255
9/17	$10,605	$11,131	$11,181
10/17	$10,602	$11,159	$11,218
11/17	$10,537	$11,099	$11,183
12/17	$10,607	$11,215	$11,307
1/18	$10,542	$11,083	$11,163
2/18	$10,527	$11,050	$11,119
3/18	$10,560	$11,090	$11,169
4/18	$10,544	$11,051	$11,132
5/18	$10,641	$11,177	$11,262
6/18	$10,675	$11,187	$11,276
7/18	$10,699	$11,214	$11,301
8/18	$10,723	$11,243	$11,341
9/18	$10,668	$11,170	$11,270
10/18	$10,613	$11,101	$11,191
11/18	$10,697	$11,224	$11,315
12/18	$10,795	$11,359	$11,472
1/19	$10,867	$11,444	$11,564
2/19	$10,926	$11,506	$11,633
3/19	$11,024	$11,688	$11,838
4/19	$11,058	$11,732	$11,891
5/19	$11,181	$11,893	$12,062
6/19	$11,238	$11,937	$12,111
7/19	$11,296	$12,033	$12,211
8/19	$11,456	$12,223	$12,424
9/19	$11,381	$12,125	$12,322
10/19	$11,385	$12,147	$12,348
11/19	$11,389	$12,177	$12,371
12/19	$11,422	$12,215	$12,418
1/20	$11,585	$12,434	$12,650
2/20	$11,721	$12,594	$12,828
3/20	$11,379	$12,137	$12,385
4/20	$11,249	$11,985	$12,179
5/20	$11,545	$12,366	$12,572
6/20	$11,615	$12,468	$12,678
7/20	$11,777	$12,678	$12,891
8/20	$11,723	$12,619	$12,845
9/20	$11,734	$12,621	$12,885
10/20	$11,705	$12,583	$12,844
11/20	$11,868	$12,773	$13,026
12/20	$11,948	$12,851	$13,092
1/21	$12,028	$12,933	$13,219
2/21	$11,835	$12,728	$12,998
3/21	$11,886	$12,806	$13,081
4/21	$11,992	$12,913	$13,191
5/21	$12,056	$12,952	$13,237
6/21	$12,094	$12,988	$13,286
7/21	$12,200	$13,095	$13,403
8/21	$12,156	$13,047	$13,350
9/21	$12,055	$12,953	$13,256
10/21	$12,038	$12,915	$13,209
11/21	$12,131	$13,025	$13,320
12/21	$12,155	$13,046	$13,334
1/22	$11,831	$12,689	$12,979
2/22	$11,758	$12,644	$12,933
3/22	$11,418	$12,234	$12,510
4/22	$11,064	$11,895	$12,160
5/22	$11,187	$12,072	$12,298
6/22	$11,001	$11,874	$12,092
7/22	$11,252	$12,188	$12,416
8/22	$11,009	$11,921	$12,154
9/22	$10,595	$11,463	$11,666
10/22	$10,479	$11,368	$11,559
11/22	$11,034	$11,900	$12,096
12/22	$11,005	$11,934	$12,127
1/23	$11,320	$12,277	$12,494
2/23	$11,020	$11,999	$12,222
3/23	$11,267	$12,265	$12,487
4/23	$11,255	$12,237	$12,461
5/23	$11,171	$12,131	$12,342
6/23	$11,290	$12,253	$12,485
7/23	$11,308	$12,301	$12,558
8/23	$11,164	$12,124	$12,345
9/23	$10,860	$11,769	$11,999
10/23	$10,673	$11,669	$11,885
11/23	$11,386	$12,409	$12,622
12/23	$11,657	$12,698	$12,934
1/24	$11,647	$12,633	$12,884
2/24	$11,652	$12,649	$12,913
3/24	$11,642	$12,649	$12,927
4/24	$11,543	$12,492	$12,770
5/24	$11,548	$12,455	$12,730
6/24	$11,719	$12,646	$12,927
7/24	$11,816	$12,762	$13,022

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	4.50%	0.90%	2.02%
Class A with 3.25% Maximum Sales Charge	1.09%	0.24%	1.68%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Transportation
18.8%
Hospital
18.4%
General Obligations
13.7%
Education
12.9%
Water and Sewer
9.0%
Special Tax Revenue
5.0%
Lease Rev./Cert. of Participation
4.6%
Housing
4.1%
Bond Bank
3.9%
Electric Utilities
3.1%
Other*
6.5%

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
1.6%
AA
55.4%
A
27.6%
BBB
7.9%
BB
2.0%
B
0.5%
Not Rated
5.0%

Value	Value
Not Rated	5.0%
B	0.5%
BB	2.0%
BBB	7.9%
A	27.6%
AA	55.4%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ETPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class C ECPAX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$10,000	$10,000	$10,000
8/14	$10,092	$10,121	$10,124
9/14	$10,173	$10,131	$10,136
10/14	$10,211	$10,201	$10,207
11/14	$10,183	$10,218	$10,221
12/14	$10,221	$10,270	$10,275
1/15	$10,324	$10,452	$10,460
2/15	$10,252	$10,344	$10,343
3/15	$10,268	$10,374	$10,377
4/15	$10,239	$10,320	$10,325
5/15	$10,233	$10,291	$10,299
6/15	$10,205	$10,282	$10,287
7/15	$10,266	$10,356	$10,375
8/15	$10,293	$10,377	$10,404
9/15	$10,366	$10,452	$10,475
10/15	$10,393	$10,493	$10,508
11/15	$10,431	$10,535	$10,563
12/15	$10,503	$10,609	$10,640
1/16	$10,598	$10,736	$10,766
2/16	$10,580	$10,753	$10,780
3/16	$10,606	$10,787	$10,822
4/16	$10,667	$10,866	$10,899
5/16	$10,682	$10,895	$10,937
6/16	$10,845	$11,069	$11,114
7/16	$10,824	$11,075	$11,118
8/16	$10,837	$11,090	$11,131
9/16	$10,781	$11,035	$11,066
10/16	$10,679	$10,919	$10,951
11/16	$10,346	$10,512	$10,530
12/16	$10,418	$10,635	$10,665
1/17	$10,457	$10,705	$10,730
2/17	$10,506	$10,780	$10,802
3/17	$10,510	$10,803	$10,843
4/17	$10,571	$10,882	$10,925
5/17	$10,680	$11,054	$11,103
6/17	$10,647	$11,015	$11,090
7/17	$10,686	$11,104	$11,164
8/17	$10,747	$11,188	$11,255
9/17	$10,703	$11,131	$11,181
10/17	$10,694	$11,159	$11,218
11/17	$10,626	$11,099	$11,183
12/17	$10,689	$11,215	$11,307
1/18	$10,620	$11,083	$11,163
2/18	$10,587	$11,050	$11,119
3/18	$10,374	$11,090	$11,169
4/18	$10,354	$11,051	$11,132
5/18	$10,440	$11,177	$11,262
6/18	$10,466	$11,187	$11,276
7/18	$10,484	$11,214	$11,301
8/18	$10,502	$11,243	$11,341
9/18	$10,444	$11,170	$11,270
10/18	$10,386	$11,101	$11,191
11/18	$10,461	$11,224	$11,315
12/18	$10,548	$11,359	$11,472
1/19	$10,610	$11,444	$11,564
2/19	$10,661	$11,506	$11,633
3/19	$10,759	$11,688	$11,838
4/19	$10,773	$11,732	$11,891
5/19	$10,895	$11,893	$12,062
6/19	$10,931	$11,937	$12,111
7/19	$10,992	$12,033	$12,211
8/19	$11,137	$12,223	$12,424
9/19	$11,060	$12,125	$12,322
10/19	$11,045	$12,147	$12,348
11/19	$11,056	$12,177	$12,371
12/19	$11,069	$12,215	$12,418
1/20	$11,240	$12,434	$12,650
2/20	$11,350	$12,594	$12,828
3/20	$11,024	$12,137	$12,385
4/20	$10,884	$11,985	$12,179
5/20	$11,167	$12,366	$12,572
6/20	$11,226	$12,468	$12,678
7/20	$11,371	$12,678	$12,891
8/20	$11,314	$12,619	$12,845
9/20	$11,318	$12,621	$12,885
10/20	$11,285	$12,583	$12,844
11/20	$11,430	$12,773	$13,026
12/20	$11,499	$12,851	$13,092
1/21	$11,566	$12,933	$13,219
2/21	$11,369	$12,728	$12,998
3/21	$11,409	$12,806	$13,081
4/21	$11,514	$12,913	$13,191
5/21	$11,567	$12,952	$13,237
6/21	$11,595	$12,988	$13,286
7/21	$11,688	$13,095	$13,403
8/21	$11,639	$13,047	$13,350
9/21	$11,540	$12,953	$13,256
10/21	$11,505	$12,915	$13,209
11/21	$11,597	$13,025	$13,320
12/21	$11,613	$13,046	$13,334
1/22	$11,294	$12,689	$12,979
2/22	$11,222	$12,644	$12,933
3/22	$10,889	$12,234	$12,510
4/22	$10,544	$11,895	$12,160
5/22	$10,652	$12,072	$12,298
6/22	$10,475	$11,874	$12,092
7/22	$10,713	$12,188	$12,416
8/22	$10,458	$11,921	$12,154
9/22	$10,059	$11,463	$11,666
10/22	$9,948	$11,368	$11,559
11/22	$10,464	$11,900	$12,096
12/22	$10,432	$11,934	$12,127
1/23	$10,727	$12,277	$12,494
2/23	$10,434	$11,999	$12,222
3/23	$10,668	$12,265	$12,487
4/23	$10,651	$12,237	$12,461
5/23	$10,555	$12,131	$12,342
6/23	$10,659	$12,253	$12,485
7/23	$10,669	$12,301	$12,558
8/23	$10,533	$12,124	$12,345
9/23	$10,237	$11,769	$11,999
10/23	$10,047	$11,669	$11,885
11/23	$10,718	$12,409	$12,622
12/23	$10,972	$12,698	$12,934
1/24	$10,957	$12,633	$12,884
2/24	$10,956	$12,649	$12,913
3/24	$10,942	$12,649	$12,927
4/24	$10,832	$12,492	$12,770
5/24	$10,831	$12,455	$12,730
6/24	$10,995	$12,646	$12,927
7/24	$11,511	$12,762	$13,022

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C	3.82%	0.15%	1.42%
Class C with 1% Maximum Deferred Sales Charge	2.82%	0.15%	1.42%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.5%
BB	2.0%
BBB	7.9%
A	27.6%
AA	55.4%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

ECPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class I EIPAX

Annual Shareholder Report July 31, 2024

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 17+ years to maturity helped as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in bonds rated BBB and below helped returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the transportation sector, which outperformed the Index during the period, contributed to returns

↓ Security selections in A-rated bonds detracted from the Fund’s Index-relative returns during the period

↓ Security selections and an overweight exposure to the water & sewer sector, which underperformed the Index during the period, detracted from returns

↓ An overweight position in the education sector, which underperformed the Index during the period, detracted from Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/14	$1,000,000	$1,000,000	$1,000,000
8/14	$1,010,188	$1,012,107	$1,012,422
9/14	$1,018,177	$1,013,136	$1,013,643
10/14	$1,022,846	$1,020,082	$1,020,658
11/14	$1,021,815	$1,021,847	$1,022,088
12/14	$1,026,452	$1,027,003	$1,027,538
1/15	$1,036,742	$1,045,205	$1,045,977
2/15	$1,031,110	$1,034,424	$1,034,294
3/15	$1,032,293	$1,037,411	$1,037,658
4/15	$1,031,201	$1,031,968	$1,032,451
5/15	$1,030,132	$1,029,117	$1,029,895
6/15	$1,029,099	$1,028,179	$1,028,735
7/15	$1,036,158	$1,035,627	$1,037,452
8/15	$1,039,753	$1,037,660	$1,040,362
9/15	$1,048,049	$1,045,177	$1,047,466
10/15	$1,051,638	$1,049,332	$1,050,815
11/15	$1,055,212	$1,053,504	$1,056,321
12/15	$1,063,524	$1,060,906	$1,063,958
1/16	$1,074,222	$1,073,565	$1,076,612
2/16	$1,073,004	$1,075,253	$1,077,977
3/16	$1,077,759	$1,078,659	$1,082,165
4/16	$1,083,658	$1,086,590	$1,089,876
5/16	$1,087,191	$1,089,529	$1,093,723
6/16	$1,103,873	$1,106,862	$1,111,379
7/16	$1,102,509	$1,107,538	$1,111,771
8/16	$1,105,883	$1,109,032	$1,113,075
9/16	$1,100,782	$1,103,497	$1,106,599
10/16	$1,090,829	$1,091,920	$1,095,099
11/16	$1,056,512	$1,051,197	$1,053,049
12/16	$1,066,112	$1,063,538	$1,066,471
1/17	$1,069,771	$1,070,549	$1,072,985
2/17	$1,075,649	$1,077,983	$1,080,217
3/17	$1,078,098	$1,080,323	$1,084,315
4/17	$1,084,088	$1,088,162	$1,092,484
5/17	$1,096,344	$1,105,432	$1,110,321
6/17	$1,093,670	$1,101,468	$1,108,992
7/17	$1,098,535	$1,110,379	$1,116,389
8/17	$1,105,896	$1,118,829	$1,125,516
9/17	$1,103,214	$1,113,141	$1,118,058
10/17	$1,101,789	$1,115,858	$1,121,781
11/17	$1,096,570	$1,109,883	$1,118,333
12/17	$1,102,793	$1,121,483	$1,130,669
1/18	$1,097,512	$1,108,280	$1,116,299
2/18	$1,094,794	$1,104,969	$1,111,932
3/18	$1,098,480	$1,109,047	$1,116,908
4/18	$1,097,001	$1,105,089	$1,113,200
5/18	$1,107,259	$1,117,744	$1,126,228
6/18	$1,110,937	$1,118,698	$1,127,611
7/18	$1,113,645	$1,121,412	$1,130,094
8/18	$1,116,369	$1,124,292	$1,134,091
9/18	$1,110,839	$1,117,014	$1,127,006
10/18	$1,106,612	$1,110,135	$1,119,112
11/18	$1,114,245	$1,122,422	$1,131,504
12/18	$1,124,629	$1,135,861	$1,147,213
1/19	$1,132,323	$1,144,448	$1,156,394
2/19	$1,138,634	$1,150,575	$1,163,312
3/19	$1,150,317	$1,168,763	$1,183,759
4/19	$1,152,682	$1,173,156	$1,189,143
5/19	$1,165,671	$1,189,329	$1,206,152
6/19	$1,171,794	$1,193,721	$1,211,113
7/19	$1,179,403	$1,203,341	$1,221,061
8/19	$1,194,944	$1,222,322	$1,242,405
9/19	$1,187,318	$1,212,524	$1,232,214
10/19	$1,187,902	$1,214,697	$1,234,847
11/19	$1,188,586	$1,217,735	$1,237,058
12/19	$1,192,215	$1,221,453	$1,241,754
1/20	$1,210,731	$1,243,398	$1,264,993
2/20	$1,223,755	$1,259,432	$1,282,815
3/20	$1,188,354	$1,213,749	$1,238,537
4/20	$1,175,001	$1,198,516	$1,217,870
5/20	$1,206,058	$1,236,643	$1,257,193
6/20	$1,213,490	$1,246,821	$1,267,774
7/20	$1,230,623	$1,267,820	$1,289,113
8/20	$1,226,557	$1,261,872	$1,284,531
9/20	$1,226,552	$1,262,139	$1,288,490
10/20	$1,223,785	$1,258,348	$1,284,385
11/20	$1,240,925	$1,277,337	$1,302,579
12/20	$1,250,946	$1,285,118	$1,309,170
1/21	$1,258,043	$1,293,308	$1,321,863
2/21	$1,238,176	$1,272,759	$1,299,795
3/21	$1,243,664	$1,280,608	$1,308,105
4/21	$1,254,959	$1,291,350	$1,319,129
5/21	$1,261,868	$1,295,202	$1,323,669
6/21	$1,265,984	$1,298,759	$1,328,575
7/21	$1,277,337	$1,309,530	$1,340,339
8/21	$1,272,884	$1,304,724	$1,335,025
9/21	$1,262,625	$1,295,309	$1,325,570
10/21	$1,261,011	$1,291,521	$1,320,872
11/21	$1,272,446	$1,302,516	$1,331,989
12/21	$1,273,730	$1,304,617	$1,333,416
1/22	$1,240,051	$1,268,906	$1,297,913
2/22	$1,234,143	$1,264,360	$1,293,320
3/22	$1,197,392	$1,223,373	$1,251,045
4/22	$1,160,559	$1,189,535	$1,215,976
5/22	$1,173,648	$1,207,206	$1,229,795
6/22	$1,154,439	$1,187,434	$1,209,209
7/22	$1,180,892	$1,218,808	$1,241,644
8/22	$1,155,674	$1,192,096	$1,215,365
9/22	$1,112,528	$1,146,342	$1,166,623
10/22	$1,100,669	$1,136,809	$1,155,850
11/22	$1,158,927	$1,189,982	$1,209,585
12/22	$1,156,089	$1,193,388	$1,212,739
1/23	$1,189,211	$1,227,669	$1,249,412
2/23	$1,158,038	$1,199,909	$1,222,199
3/23	$1,184,123	$1,226,532	$1,248,662
4/23	$1,183,059	$1,223,730	$1,246,140
5/23	$1,174,422	$1,213,125	$1,234,214
6/23	$1,185,608	$1,225,277	$1,248,495
7/23	$1,189,185	$1,230,125	$1,255,763
8/23	$1,174,402	$1,212,415	$1,234,457
9/23	$1,142,710	$1,176,881	$1,199,864
10/23	$1,121,725	$1,166,866	$1,188,479
11/23	$1,198,242	$1,240,940	$1,262,217
12/23	$1,226,846	$1,269,782	$1,293,394
1/24	$1,226,018	$1,263,297	$1,288,350
2/24	$1,226,790	$1,264,919	$1,291,268
3/24	$1,225,998	$1,264,879	$1,292,674
4/24	$1,214,213	$1,249,214	$1,276,997
5/24	$1,216,555	$1,245,550	$1,272,957
6/24	$1,234,743	$1,264,642	$1,292,661
7/24	$1,245,083	$1,276,168	$1,302,214

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I	4.70%	1.09%	2.21%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%
Bloomberg Pennsylvania Municipal Bond Index	3.70%	1.29%	2.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$165,294,458
# of Portfolio Holdings	105
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$602,108

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	3.1%
Bond Bank	3.9%
Housing	4.1%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.0%
Water and Sewer	9.0%
Education	12.9%
General Obligations	13.7%
Hospital	18.4%
Transportation	18.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.0%
B	0.5%
BB	2.0%
BBB	7.9%
A	27.6%
AA	55.4%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2024 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at

1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2024

EIPAX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2023 and July 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$41,600	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,600	$43,400

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$40,800	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,800	$45,400

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$41,600	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$41,600	$45,400

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$50,900	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$50,900	$58,400

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$54,300	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$54,300	$58,400

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2023	7/31/2024
Audit Fees	$54,800	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$54,800	$58,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/22	9/30/22	7/31/23	8/31/23	9/30/23	7/31/24
Audit Fees	$286,950	$321,150	$284,000	$290,100	$323,400	$309,400
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$350	$3,650	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$287,300	$324,800	$284,000	$290,100	$323,400	$309,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/22	9/30/22	7/31/23	8/31/23	9/30/23	7/31/24
Registrant(1)	$350	$3,650	$0	$0	$0	$0
Eaton Vance(2)	$0	$52,836	$52,836	$52,836	$52,836	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipals Trust
Annual Financial Statements and Additional Information
July 31, 2024

Arizona    •     Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
Arizona Municipal Income Fund
July 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 253,467
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,050	1,062,264
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	50,750
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	475	436,891
Arizona State University, 5.00%, 7/1/36	1,150	1,167,066
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	203,588
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	390,457
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	481,355
4.25%, 7/1/44	500	484,510
Northern Arizona University, 5.00%, 6/1/38	1,000	1,025,950
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	504,780
University of Arizona:
5.00%, 6/1/38	1,500	1,541,670
5.00%, 6/1/42	1,000	1,058,470
		$ 8,661,218
Electric Utilities — 4.6%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,500	$ 1,499,925
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,071,250
5.00%, 1/1/50	1,000	1,082,490
		$ 3,653,665
General Obligations — 11.9%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 770,460
Glendale, AZ, 5.00%, 7/1/43	550	610,484
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,561,237
Puerto Rico:
0.00%, 7/1/33	750	505,980
5.625%, 7/1/29	1,000	1,074,520
Scottsdale, AZ, 4.00%, 7/1/39	1,500	1,552,395
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Tempe, AZ:
5.00%, 7/1/43	$1,000	$ 1,114,010
5.00%, 7/1/44	2,000	2,241,180
		$ 9,430,266
Hospital — 8.6%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals):
5.00%, 12/1/39	$1,665	$ 1,675,256
5.00%, 12/1/42	1,000	1,006,160
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	492,685
4.00%, 1/1/48	1,350	1,283,391
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	422,912
Phoenix Industrial Development Authority, AZ, (Mayo Clinic), 3.75%, 11/15/57	1,000	898,760
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,005,493
		$ 6,784,657
Housing — 8.3%
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$1,000	$ 1,024,550
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,027,500
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	533,768
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,000	1,012,210
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	300	304,485
(GNMA), 4.45%, 9/1/44	1,000	998,760
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	515,145
5.00%, 7/1/44	250	255,265
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	428,118
5.00%, 7/1/37	500	514,945
		$ 6,614,746
Industrial Development Revenue — 7.1%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,063,100

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	$500	$ 462,160
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	250	229,763
4.50%, 8/1/42	850	849,974
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,005,200
		$ 5,610,197
Insured - Electric Utilities — 0.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 477,580
Series SS, (NPFG), 5.00%, 7/1/25	245	244,042
		$ 721,622
Insured - General Obligations — 11.7%
Cartwright Elementary School District No. 83, AZ:
(AGM), 5.25%, 7/1/42	$1,390	$ 1,538,424
(BAM), 5.00%, 7/1/43	650	710,801
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,717,846
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,190,554
Marana Unified School District No. 6, AZ:
(AGM), 5.00%, 7/1/41	750	834,143
(AGM), 5.00%, 7/1/42	725	803,097
Vail Unified School District No. 20, AZ, (BAM), 4.00%, 7/1/43	500	502,800
		$ 9,297,665
Insured - Lease Revenue/Certificates of Participation — 1.9%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 503,275
(AGM), 4.25%, 6/1/47	1,000	989,730
		$ 1,493,005
Insured - Special Tax Revenue — 4.8%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), Prerefunded to 7/1/25, 5.00%, 7/1/30	$1,250	$ 1,271,825
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,030,098
Sedona, AZ, Excise Tax Revenue:
(AGM), 5.00%, 7/1/42	250	272,742
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Sedona, AZ, Excise Tax Revenue: (continued)
(AGM), 5.00%, 7/1/54	$250	$ 265,000
		$ 3,839,665
Other Revenue — 1.9%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,496,652
		$ 1,496,652
Senior Living/Life Care — 2.0%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 494,920
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	195	189,278
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	375,311
4.00%, 12/1/30	500	492,550
		$ 1,552,059
Special Tax Revenue — 8.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 202,260
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	38,671
1.30%, 7/1/28	500	453,065
2.10%, 7/1/36	580	466,697
2.55%, 7/1/46	1,250	895,150
4.00%, 7/1/32	275	282,554
Marana, AZ, Pledged Excise Tax Revenue:
4.00%, 7/1/44	1,000	1,000,120
5.00%, 7/1/36	200	215,054
5.00%, 7/1/37	275	295,482
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	678,252
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	1,002,130
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,005,250
		$ 6,534,685
Transportation — 5.0%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,508,340
(AMT), 4.00%, 7/1/38	1,000	1,002,310
(AMT), 5.00%, 7/1/49	1,455	1,493,150
		$ 4,003,800

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 9.2%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,533,285
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	754,403
Green Bonds, 4.00%, 7/15/47	1,000	990,380
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,195
5.00%, 7/1/39	1,000	1,139,580
5.25%, 7/1/47	1,800	2,020,914
		$ 7,299,757
Total Tax-Exempt Municipal Obligations (identified cost $75,709,747)		$ 76,993,659

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$70	$ 68,366
		$ 68,366
General Obligations — 0.6%
Maricopa, AZ, 5.09%, 7/1/25	$500	$ 500,925
		$ 500,925
Special Tax Revenue — 0.9%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 684,828
		$ 684,828
Total Taxable Municipal Obligations (identified cost $1,420,000)		$ 1,254,119

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 442,224
Total Trust Units (identified cost $447,393)		$ 442,224
Total Investments — 99.1% (identified cost $77,577,140)		$ 78,690,002
Other Assets, Less Liabilities — 0.9%		$ 687,822
Net Assets — 100.0%		$ 79,377,824
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $3,522,293 or 4.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2024
Portfolio of Investments

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Yale University, 0.873%, 4/15/25	$1,000	$ 971,001
Total Corporate Bonds (identified cost $928,000)		$ 971,001

Tax-Exempt Municipal Obligations — 93.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,049,350
Green Bonds, 5.00%, 5/1/37	1,000	1,044,510
		$ 2,093,860
Education — 22.3%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 587,712
5.00%, 7/1/30	175	191,179
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	604,333
5.00%, 7/1/37	375	428,141
5.00%, 7/1/38	250	283,293
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,227,621
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,494,525
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,861,258
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	975	975,614
5.00%, 7/1/34	1,475	1,507,052
5.00%, 7/1/48	1,000	1,058,220
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,000	977,730
5.00%, 7/1/37	810	837,815
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,410
4.00%, 7/1/29	100	103,409
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/30	$125	$ 129,094
4.00%, 7/1/33	430	439,155
4.00%, 7/1/34	1,130	1,153,380
4.00%, 7/1/36	560	568,954
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	827,204
5.00%, 7/1/35	850	866,940
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.93%, 7/1/40(1)	3,100	3,100,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,730,022
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,986,000
University of Connecticut, 5.50%, 11/15/53	1,500	1,708,470
		$ 25,786,531
Escrowed/Prerefunded — 1.0%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 151,227
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,000,730
		$ 1,151,957
General Obligations — 22.6%
Colchester, CT, 4.00%, 10/15/28	$440	$ 440,836
Connecticut:
4.00%, 6/15/34	1,500	1,502,025
4.00%, 1/15/38	1,000	1,024,570
4.00%, 6/15/39	300	307,605
4.00%, 6/15/41	300	303,999
Social Bonds, 4.00%, 1/15/43	1,000	1,007,720
Social Bonds, 5.00%, 11/15/42	1,500	1,664,250
Darien, CT, 4.00%, 4/15/48	1,125	1,127,509
East Haddam, CT:
3.00%, 12/1/35	400	368,408
3.00%, 12/1/37	335	303,430
East Lyme, CT, 5.00%, 8/8/24	1,500	1,500,420
Ellington, CT:
3.00%, 9/15/33	280	260,786
3.00%, 9/15/35	210	190,884
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,433,180

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT: (continued)
Green Bonds, 4.125%, 4/1/41	$1,410	$ 1,436,240
Naugatuck, CT, 5.25%, 10/15/43	275	306,848
North Haven, CT, 5.00%, 7/15/25	1,490	1,520,098
Norwalk, CT, 4.00%, 8/15/47	1,425	1,436,571
Puerto Rico:
0.00%, 7/1/33	750	505,980
5.625%, 7/1/27	340	354,960
5.625%, 7/1/29	1,250	1,343,150
South Windsor, CT, 4.00%, 2/1/43	1,425	1,446,489
Waterbury, CT, 5.00%, 8/1/37	1,150	1,286,838
West Haven, CT, 4.00%, 9/15/36	1,500	1,507,305
Westport, CT:
4.00%, 5/15/41	500	513,700
4.00%, 5/15/42	500	511,715
4.00%, 5/15/43	500	510,085
Windsor Locks, CT:
4.125%, 7/15/41	640	661,741
4.25%, 7/15/48	1,280	1,301,517
		$ 26,078,859
Hospital — 8.0%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,493,509
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	1,500	1,405,320
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,620	1,509,662
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,051,760
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	501,245
5.00%, 7/1/34	1,520	1,523,785
5.00%, 7/1/46	150	164,344
5.00% to 7/1/29 (Put Date), 7/1/49	500	540,750
		$ 9,190,375
Housing — 9.1%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 753,195
Social Bonds, 4.20%, 11/15/38	1,000	1,016,900
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	709,107
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	$2,000	$ 2,000,340
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,036,500
Sustainability Bonds, 4.05%, 11/15/42	1,000	1,001,110
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	2,000	2,008,880
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	2,000	2,011,160
		$ 10,537,192
Insured - Education — 3.9%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,202,174
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,354,609
		$ 4,556,783
Insured - General Obligations — 7.5%
Bridgeport, CT, (AGM), 5.00%, 8/15/33	$2,455	$ 2,538,127
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,537,786
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,961,380
(BAM), 5.00%, 3/1/47	1,000	1,066,580
New Haven, CT:
(AGM), 5.00%, 8/1/25	1,000	1,001,280
(BAM), 5.25%, 8/1/43	500	552,420
		$ 8,657,573
Insured - Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,028,350
		$ 1,028,350
Insured - Water and Sewer — 3.0%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,420,000
		$ 3,420,000
Senior Living/Life Care — 1.9%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	$500	$ 503,985
5.00%, 12/1/34	1,000	1,026,450

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	$235	$ 230,399
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(2)	500	456,375
		$ 2,217,209
Special Tax Revenue — 6.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,260
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,002,260
4.00%, 5/1/38	1,000	1,030,410
5.00%, 7/1/39	500	570,095
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/36	500	584,730
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/35	1,000	1,164,120
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,367,140
		$ 6,921,015
Student Loan — 3.1%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$600	$ 597,906
(AMT), 4.125%, 11/15/40	1,750	1,748,477
(AMT), 4.25%, 11/15/38	695	702,596
(AMT), 5.00%, 11/15/28	250	262,148
(AMT), 5.00%, 11/15/29	225	235,591
		$ 3,546,718
Transportation — 0.8%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 919,860
		$ 919,860
Water and Sewer — 1.3%
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	$1,000	$ 1,002,420
5.00%, 9/15/29	200	204,486
5.00%, 9/15/30	125	127,735
5.00%, 4/1/34	100	109,457
		$ 1,444,098
Total Tax-Exempt Municipal Obligations (identified cost $106,666,459)		$107,550,380

Taxable Municipal Obligations — 4.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 4.5%
Connecticut:
2.40%, 8/15/24	$1,000	$ 998,740
3.136%, 4/15/25	770	759,212
4.807%, 5/1/31	1,000	1,017,310
Naugatuck, CT:
1.14%, 9/15/26	200	186,638
1.40%, 9/15/27	250	228,813
1.60%, 9/15/28	255	229,566
1.79%, 9/15/29	750	665,205
Norwalk, CT, 1.381%, 7/15/29	1,000	873,180
Watertown, CT, 2.25%, 10/15/33	290	237,475
Total Taxable Municipal Obligations (identified cost $5,322,904)		$ 5,196,139

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$550	$ 538,693
Total Trust Units (identified cost $554,324)		$ 538,693
Total Investments — 99.0% (identified cost $113,471,687)		$114,256,213
Other Assets, Less Liabilities — 1.0%		$ 1,134,674
Net Assets — 100.0%		$115,390,887
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $658,635 or 0.6% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 15.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 2,000,960
		$ 2,000,960
Education — 11.9%
Minneapolis, MN, (University Gateway), (SPA: Wells Fargo Bank, N.A.), 3.55%, 12/1/40(1)	$1,500	$ 1,500,000
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/34	500	521,860
5.00%, 3/1/53	5,000	5,345,800
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	750	758,842
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	490	510,717
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/27	500	504,975
5.00%, 3/1/28	1,010	1,019,868
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	502,305
4.00%, 10/1/50	1,500	1,430,460
5.00%, 12/1/29	1,815	1,855,874
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	1,000	993,040
5.00%, 10/1/30	650	680,862
5.00%, 10/1/34	250	269,013
5.00%, 4/1/35	750	764,880
5.00%, 10/1/49	1,500	1,603,515
Series 2017A, 4.00%, 10/1/37	500	502,010
Series 2019, 4.00%, 10/1/37	500	505,045
Green Bonds, 5.00%, 10/1/52	2,000	2,094,920
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,211,844
University of Minnesota:
5.00%, 4/1/38	2,000	2,157,980
5.00%, 9/1/39	1,500	1,555,065
5.00%, 9/1/40	1,000	1,034,000
5.00%, 11/1/42	2,000	2,176,760
		$ 29,499,635
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 9.6%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 561,924
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,553
Minnesota Municipal Power Agency:
4.00%, 10/1/41	3,415	3,398,471
5.00%, 10/1/33	250	250,650
5.00%, 10/1/34	250	250,635
5.00%, 10/1/35	200	200,484
5.00%, 10/1/47	3,210	3,259,851
Northern Municipal Power Agency, MN:
5.00%, 1/1/25	325	327,376
5.00%, 1/1/26	375	384,428
5.00%, 1/1/27	640	666,579
5.00%, 1/1/30	460	479,752
5.00%, 1/1/41	240	245,359
Series 2016, 5.00%, 1/1/31	670	687,762
Series 2024, 5.00%, 1/1/31	550	605,253
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	4,480	4,581,920
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,175,450
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	904,560
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	995,016
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	756,203
5.00%, 1/1/27	750	786,495
5.00%, 1/1/29	1,000	1,087,780
5.00%, 1/1/30	750	829,057
5.00%, 1/1/36	900	918,090
		$ 23,703,648
General Obligations — 35.6%
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	$2,000	$ 2,014,620
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,441,608
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	890,400
0.00%, 2/1/35	350	231,273
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,009,210
Duluth, MN:
5.00%, 2/1/32	1,000	1,024,670
Series 2016A, 5.00%, 2/1/31	1,000	1,026,000
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,280,673

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	$2,250	$ 2,224,035
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,270,092
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	730,978
Hennepin County, MN:
5.00%, 12/1/29	1,050	1,164,608
5.00%, 12/1/38	1,915	2,177,929
5.00%, 12/1/43	3,000	3,368,250
(SPA: TD Bank, N.A.), 3.55%, 12/1/38(1)	3,260	3,260,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,316,276
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,008,360
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,196,712
4.00%, 2/1/50	1,500	1,450,230
Minneapolis Special School District No. 1, MN, 4.00%, 2/1/37	1,255	1,293,252
Minneapolis, MN, 5.00%, 12/1/40	4,170	4,654,262
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	2,011,440
4.00%, 3/1/44	3,000	3,000,060
5.00%, 3/1/29	1,800	1,967,040
Minnesota:
4.00%, 9/1/41	2,000	2,048,380
5.00%, 8/1/34	500	534,820
5.00%, 10/1/34	500	533,550
5.00%, 8/1/38	1,135	1,288,112
5.00%, 8/1/40	1,500	1,649,550
5.00%, 8/1/42	2,820	3,181,806
Puerto Rico, 5.625%, 7/1/29	1,500	1,611,780
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,991,597
Rice County, MN, 4.00%, 2/1/52	3,000	2,899,770
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41	1,680	1,760,069
Rosemount, MN:
4.00%, 2/1/44	2,480	2,492,970
4.00%, 2/1/48	1,885	1,847,093
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	3,002,160
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,637,388
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	989,645
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Sartell-St. Stephen Independent School District No. 748, MN: (continued)
0.00%, 2/1/37	$1,500	$ 866,505
Scott County, MN, 4.00%, 12/1/34	2,000	2,101,080
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	3,000	2,964,420
St. Francis, MN:
4.00%, 2/1/47	920	900,045
4.125%, 2/1/53	795	774,012
St. Paul, MN, 5.00%, 12/1/27	750	785,190
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45(2)	500	493,660
5.00%, 2/1/41(2)	1,240	1,342,870
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,500	2,530,000
Washington County, MN, 5.00%, 2/1/42	1,940	2,187,195
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	612,960
		$ 88,038,605
Hospital — 17.6%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,200	$ 1,245,168
5.00%, 2/15/48	3,000	3,057,630
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	544,643
5.25%, 6/15/52	2,000	2,166,780
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/31	500	512,545
5.00%, 5/1/32	500	511,080
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/29	915	947,491
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,285,815
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,124,860
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 3.95%, 11/15/48(3)	7,155	7,155,000
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,930,340
5.25%, 1/1/54	2,500	2,708,275
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,950,050
5.00%, 11/15/57	2,500	2,688,175

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Rochester, MN, (Mayo Clinic): (continued)
(SPA: Northern Trust Co.), 3.60%, 11/15/38(1)	$3,590	$ 3,590,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,674,327
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	516,940
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,000	2,019,220
5.00%, 7/1/33	1,000	1,008,740
		$ 43,637,079
Housing — 2.2%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 596,457
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	510,620
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	255,292
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	1,000	1,029,260
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	2,012,580
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	990	1,069,200
		$ 5,473,409
Insured - Electric Utilities — 5.2%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 504,455
(AGM), 5.00%, 1/1/29	1,025	1,102,623
(AGM), 5.00%, 1/1/31	575	635,921
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,136,637
Sauk Centre Public Utilities Commission Electric Revenue, MN, (AGM), 4.50%, 12/1/53	505	506,641
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,856,540
		$ 12,742,817
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 496,830
		$ 496,830
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.8%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,019,560
		$ 2,019,560
Lease Revenue/Certificates of Participation — 2.5%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,001,210
Minnesota, 5.00%, 3/1/27	3,000	3,160,200
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	2,075,797
		$ 6,237,207
Other Revenue — 1.6%
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	$2,000	$ 2,018,820
(Liq: Royal Bank of Canada), 4.585%, (67% of SOFR + 1.00%), 12/1/52(4)	2,000	2,001,860
		$ 4,020,680
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 877,856
5.00%, 9/1/43	1,000	1,002,880
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,605,360
4.00%, 10/1/26	1,680	1,688,585
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	595	550,845
		$ 5,725,526
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 202,260
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	3,015,750
		$ 3,218,010
Student Loan — 2.2%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,467,227
		$ 5,467,227

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 4.9%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/35	$500	$ 571,690
5.00%, 1/1/52(2)	2,000	2,152,740
(AMT), 5.00%, 1/1/25	750	754,268
(AMT), 5.00%, 1/1/33	1,200	1,265,436
(AMT), 5.00%, 1/1/49	2,000	2,048,880
(AMT), 5.25%, 1/1/44(2)	3,200	3,475,008
(AMT), 5.25%, 1/1/47	1,750	1,868,720
		$ 12,136,742
Water and Sewer — 1.2%
St. Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 2,964,600
		$ 2,964,600
Total Tax-Exempt Municipal Obligations (identified cost $246,199,880)		$247,382,535

Short-Term Investments — 1.0%
Municipal Tax-Exempt Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Hennepin County, MN, 3.60%, 9/5/24	$2,500	2,500,321
Total Municipal Tax-Exempt Commercial Paper (identified cost $2,500,000)		$ 2,500,321
Total Short-Term Investments (identified cost $2,500,000)		$ 2,500,321
Total Investments — 100.9% (identified cost $248,699,880)		$249,882,856
Other Assets, Less Liabilities — (0.9)%		$ (2,173,288)
Net Assets — 100.0%		$247,709,568
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(4)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $202,260 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 4.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/38	$500	$ 569,765
Green Bonds, 5.00%, 9/1/49	500	560,075
		$ 1,129,840
Education — 5.7%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), Social Bonds, 4.00%, 6/15/56	$1,550	$ 1,379,484
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.50%, 7/1/31(1)	2,900	2,900,000
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 3/1/53	2,000	1,999,220
5.00%, 3/1/43	2,000	2,272,060
		$ 8,550,764
General Obligations — 10.8%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,878,953
Bergen County Improvement Authority, NJ, (County Courthouse Project), 5.00%, 6/1/54	3,000	3,340,800
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project), 4.50%, 5/28/25	1,000	1,008,820
Burlington County Bridge Commission, NJ, 5.00%, 8/1/32	250	270,178
Chester Township, NJ:
2.00%, 10/1/29	1,000	909,820
2.00%, 10/1/30	320	284,083
Essex County, NJ, 2.00%, 9/1/32	2,935	2,509,249
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	1,000	1,012,120
Jersey City, NJ, 5.00%, 11/1/33	600	634,350
Monmouth County Improvement Authority, NJ, 3.00%, 12/1/36	100	91,542
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	137,528
3.00%, 3/1/36	150	138,639
3.00%, 3/1/37	160	144,291
3.00%, 3/1/39	275	240,584
3.00%, 3/1/41	290	247,045
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	101,330
3.00%, 8/15/38	150	135,042
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, 5.625%, 7/1/29	$1,000	$ 1,074,520
Summit, NJ, 3.00%, 7/15/45	1,360	1,159,427
		$ 16,318,321
Hospital — 11.7%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$105	$ 105,075
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.), 5.00%, 7/1/35	2,795	2,914,067
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,030
5.00%, 7/1/33	1,155	1,155,681
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	4,000	4,027,040
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	998,041
3.125%, 7/1/33	835	753,821
4.00%, 7/1/48	3,000	2,731,470
New Jersey Health Care Facilities Financing Authority, (Virtua Health):
(LOC: JPMorgan Chase Bank, N.A.), 3.35%, 7/1/43(2)	4,370	4,370,000
(LOC: TD Bank, N.A.), 3.00%, 7/1/43(1)	550	550,000
		$ 17,655,225
Housing — 2.4%
New Jersey Housing and Mortgage Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/42	$1,975	$ 1,989,536
Social Bonds, 4.55%, 10/1/44	1,600	1,607,856
		$ 3,597,392
Industrial Development Revenue — 3.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	$2,000	$ 1,768,280
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	755,033
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,758,440
		$ 5,281,753
Insured - Education — 4.7%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/54	$3,000	$ 3,215,520

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University):
(AGM), 5.00%, 7/1/43	$2,150	$ 2,405,699
(AGM), 5.00%, 7/1/44	1,330	1,484,892
		$ 7,106,111
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,985,421
		$ 2,985,421
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 395,546
		$ 395,546
Insured - General Obligations — 5.4%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,552,890
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	1,000	1,027,790
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,267,284
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,905
		$ 8,154,869
Insured - Special Tax Revenue — 10.9%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,949,540
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	6,050,330
(AGC), 0.00%, 7/1/27	1,900	1,702,305
(NPFG), 5.25%, 7/1/26	1,620	1,666,964
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,116,370
		$ 16,485,509
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,017,398
		$ 2,017,398
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.7%
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	$3,000	$ 2,969,310
(AGM), 5.00%, 12/1/42	1,000	1,108,490
		$ 4,077,800
Lease Revenue/Certificates of Participation — 8.6%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25(3)	$1,000	$ 1,011,100
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,700	1,850,875
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,006,960
5.00%, 6/15/46	1,500	1,625,790
2019 Series AA, 5.00%, 6/15/38	3,220	3,402,638
2023 Series AA, 5.00%, 6/15/38	1,000	1,118,720
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,523,145
Union County Improvement Authority, NJ, 4.125%, 4/15/54	1,500	1,502,475
		$ 13,041,703
Other Revenue — 2.7%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 4,107,899
		$ 4,107,899
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 202,260
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	2,005,474
		$ 2,207,734
Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority:
6.561%, (90-day SOFR Average + 0. 95%), 6/1/36(5)	$1,095	$ 1,092,044
(AMT), 3.25%, 12/1/29	470	456,130
(AMT), 4.00%, 12/1/34	255	254,133
(AMT), 5.00%, 12/1/29	1,565	1,654,596
(AMT), 5.25%, 12/1/54	1,000	1,019,720
		$ 4,476,623
Transportation — 15.4%
Delaware River and Bay Authority, 5.00%, 1/1/49	$1,125	$ 1,225,957

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	$1,250	$ 1,345,150
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,223
New Jersey Turnpike Authority:
4.125%, 1/1/54	1,400	1,398,642
4.50%, 1/1/48	2,000	2,069,120
5.25%, 1/1/49	2,000	2,223,660
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,514,895
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,604,989
(AMT), 5.00%, 11/15/36	2,000	2,051,680
(AMT), 5.00%, 8/1/37	1,000	1,076,740
(AMT), 5.00%, 7/15/40	1,375	1,477,410
(AMT), 5.00%, 1/15/47	1,000	1,056,690
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,388,868
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,539,090
5.00%, 11/1/31	1,000	1,002,850
		$ 23,250,964
Water and Sewer — 1.3%
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/25	$2,000	$ 2,020,340
		$ 2,020,340
Total Tax-Exempt Municipal Obligations (identified cost $141,932,839)		$142,861,212

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 523,869
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	552,725
1.357%, 3/1/27	500	461,790
1.547%, 3/1/28	500	452,940
2.729%, 8/1/33	700	602,175
2.849%, 8/1/35	1,000	836,660
		$ 3,430,159
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	$4,250	$ 4,316,513
		$ 4,316,513
Total Taxable Municipal Obligations (identified cost $8,215,961)		$ 7,746,672
Total Investments — 99.7% (identified cost $150,148,800)		$150,607,884
Other Assets, Less Liabilities — 0.3%		$ 477,264
Net Assets — 100.0%		$151,085,148
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $202,260 or 0.1% of the Fund's net assets.
(5)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 27.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 13.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.9%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,208,525
(LOC: TD Bank, N.A.), 3.50%, 3/1/52(1)	1,200	1,200,000
		$ 6,408,525
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$1,323	$ 238,218
		$ 238,218
Education — 11.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.035%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$1,600	$ 1,573,488
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	60	59,012
5.25%, 10/1/49	1,600	1,671,680
Bucks County Industrial Development Authority, PA, (George School), 3.75%, 9/15/43	525	486,455
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,103,498
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,742,964
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	2,000	1,699,920
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	3,010	2,934,720
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,444,625
Pennsylvania State University, 5.00%, 9/1/49	3,000	3,167,460
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,038,974
		$ 18,922,796
Electric Utilities — 2.4%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,061,320
(LOC: TD Bank, N.A.), 3.65%, 8/1/31(1)	925	925,000
		$ 3,986,320
Security	Principal Amount (000's omitted)	Value
General Obligations — 8.3%
Allegheny County, PA, 5.00%, 11/1/43	$1,690	$ 1,768,822
Bethel Park School District, PA, 5.25%, 8/1/43	2,100	2,348,955
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,225,337
Delaware County, PA, 5.00%, 8/1/46	2,200	2,393,072
Lower Merion School District, PA, 1.50%, 11/15/25	2,660	2,575,465
Lower Paxton Township, PA, 5.00%, 4/1/49	1,000	1,053,630
Muhlenberg School District, PA, 5.00%, 5/15/49	1,000	1,063,080
Puerto Rico:
5.625%, 7/1/29	500	537,260
5.75%, 7/1/31	750	831,458
		$ 13,797,079
Hospital — 16.6%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,661,030
5.00%, 4/1/47	2,220	2,267,397
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,242,673
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	2,005,500
5.00%, 2/15/45	2,150	2,193,236
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	1,500	1,565,025
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,882,540
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,073,100
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (LOC: TD Bank, N.A.), 4.05%, 8/15/54(4)	1,000	1,000,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 11/15/42	3,000	2,880,150
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	2,000	2,007,380
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/38	2,225	2,256,573
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group):
4.00%, 6/1/49	3,000	2,868,120
(SPA: U.S. Bank, N.A.), 4.10%, 6/1/35(4)	1,500	1,500,000
		$ 27,402,724

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 4.1%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 982,517
Social Bonds, 4.40%, 10/1/38	1,000	1,023,950
Social Bonds, 4.75%, 10/1/49	2,000	2,022,520
Social Bonds, 5.00%, 10/1/50	1,100	1,137,180
Sustainability Bonds, 5.45%, 4/1/51	1,500	1,582,965
		$ 6,749,132
Industrial Development Revenue — 2.1%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 681,150
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,044,400
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	1,000	809,500
		$ 3,535,050
Insured - Education — 1.3%
State Public School Building Authority, PA, (Delaware County Community College):
(BAM), 4.00%, 10/1/42	$1,000	$ 977,140
(BAM), 4.125%, 10/1/48	1,250	1,193,050
		$ 2,170,190
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,117,062
		$ 1,117,062
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,236,387
		$ 2,236,387
Insured - General Obligations — 4.1%
Cambria County, PA, (BAM), 5.00%, 8/1/30	$1,050	$ 1,051,512
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,558,867
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	928,420
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,234,680
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	60,809
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,916,332
		$ 6,750,620
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.6%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$2,500	$ 2,715,525
		$ 2,715,525
Insured - Transportation — 3.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,122,020
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,117,790
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,656,570
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,196,780
		$ 6,093,160
Insured - Water and Sewer — 6.5%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,001,230
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	1,200	1,198,428
Philadelphia, PA, Water and Wastewater Revenue, (AGM), 5.00%, 9/1/43	3,500	3,846,955
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,751,628
		$ 10,798,241
Lease Revenue/Certificates of Participation — 3.7%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,140,364
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	3,011,253
		$ 6,151,617
Senior Living/Life Care — 2.3%
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	$815	$ 826,345
5.00%, 12/1/33	455	461,866
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,258,538

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	$200	$ 189,660
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,000,850
		$ 3,737,259
Special Tax Revenue — 4.9%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,754,550
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	202,260
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	922,630
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	34	30,473
0.00%, 7/1/29	34	28,294
0.00%, 7/1/31	43	32,995
0.00%, 7/1/33	60	42,333
0.00%, 7/1/46	500	166,930
0.00%, 7/1/51	402	97,847
4.50%, 7/1/34	100	100,165
4.536%, 7/1/53	5	4,813
5.00%, 7/1/58	2,533	2,546,298
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,196,540
		$ 8,126,128
Transportation — 14.9%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 5,006,200
(AMT), 5.00%, 1/1/56	1,000	1,032,830
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,500	1,550,415
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,755,180
4.25%, 12/1/41	1,125	1,165,849
4.25%, 12/1/44	1,380	1,412,471
4.36%, (SIFMA + 0.85%), 7/15/26 (Put Date), 7/15/41(3)	1,000	1,000,410
5.00%, 12/1/46	1,835	1,869,296
5.00%, 12/1/48	1,500	1,630,155
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	3,955	4,054,350
(AMT), 5.00%, 7/1/33	1,000	1,078,800
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Philadelphia, PA, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/51	$3,000	$ 3,112,410
		$ 24,668,366
Water and Sewer — 2.4%
Clairton Municipal Authority, PA:
4.00%, 12/1/38	$1,000	$ 1,002,020
4.375%, 12/1/42	1,845	1,867,435
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,052,950
		$ 3,922,405
Total Tax-Exempt Municipal Obligations (identified cost $155,692,985)		$159,526,804

Taxable Municipal Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$729	$ 131,215
		$ 131,215
General Obligations — 1.1%
Pennsylvania, 4.65%, 2/15/26(6)	$1,855	$ 1,849,101
		$ 1,849,101
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,381,665
		$ 1,381,665

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.7%
Philadelphia Industrial Development Authority, PA, City Service Agreement Revenue, 3.964%, 4/15/26	$1,075	$ 1,062,057
		$ 1,062,057
Total Taxable Municipal Obligations (identified cost $4,968,828)		$ 4,424,038
Total Investments — 99.2% (identified cost $160,661,813)		$163,950,842
Other Assets, Less Liabilities — 0.8%		$ 1,343,616
Net Assets — 100.0%		$165,294,458
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $2,766,310 or 1.7% of the Fund's net assets.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Assets and Liabilities

	July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$77,577,140	$113,471,687	$248,699,880
Unrealized appreciation	1,112,862	784,526	1,182,976
Investments, at value	$78,690,002	$114,256,213	$249,882,856
Cash	$133,991	$356,204	$2,794,661
Interest receivable	479,077	1,033,741	3,082,319
Receivable for investments sold	—	—	5,025
Receivable for Fund shares sold	356,325	11,796	157,774
Trustees' deferred compensation plan	20,922	31,235	21,622
Total assets	$79,680,317	$115,689,189	$255,944,257
Liabilities
Payable for when-issued securities	$—	$—	$7,439,615
Payable for Fund shares redeemed	143,662	59,784	434,422
Distributions payable	14,054	71,634	110,743
Payable to affiliates:
Investment adviser fee	20,762	32,636	78,951
Distribution and service fees	7,033	8,762	12,948
Trustees' deferred compensation plan	20,922	31,235	21,622
Payable for legal and accounting services	53,298	48,829	53,426
Accrued expenses	42,762	45,422	82,962
Total liabilities	$302,493	$298,302	$8,234,689
Net Assets	$79,377,824	$115,390,887	$247,709,568
Sources of Net Assets
Paid-in capital	$80,451,881	$117,339,123	$254,443,208
Accumulated loss	(1,074,057)	(1,948,236)	(6,733,640)
Net Assets	$79,377,824	$115,390,887	$247,709,568
Class A Shares
Net Assets	$33,450,935	$40,577,858	$66,444,569
Shares Outstanding	3,704,063	4,278,462	7,352,121
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.03	$9.48	$9.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.33	$9.80	$9.34
Class C Shares
Net Assets	$1,656,322	$2,292,415	$2,105,211
Shares Outstanding	165,000	242,593	216,587
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.04	$9.45	$9.72
Class I Shares
Net Assets	$44,270,567	$72,520,614	$179,159,788
Shares Outstanding	4,902,072	7,644,585	19,824,448
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.03	$9.49	$9.04
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Assets and Liabilities — continued

	July 31, 2024
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$150,148,800	$160,661,813
Unrealized appreciation	459,084	3,289,029
Investments, at value	$150,607,884	$163,950,842
Cash	$826,682	$91,372
Interest receivable	1,038,607	1,749,606
Receivable for investments sold	—	75,000
Receivable for Fund shares sold	51,207	41,748
Trustees' deferred compensation plan	62,957	71,939
Total assets	$152,587,337	$165,980,507
Liabilities
Payable for when-issued securities	$1,010,210	$—
Payable for Fund shares redeemed	181,161	297,205
Distributions payable	58,266	106,137
Payable to affiliates:
Investment adviser fee	46,275	52,746
Distribution and service fees	16,622	17,104
Trustees' deferred compensation plan	62,957	71,939
Payable for legal and accounting services	67,102	77,590
Accrued expenses	59,596	63,328
Total liabilities	$1,502,189	$686,049
Net Assets	$151,085,148	$165,294,458
Sources of Net Assets
Paid-in capital	$159,721,422	$182,700,826
Accumulated loss	(8,636,274)	(17,406,368)
Net Assets	$151,085,148	$165,294,458
Class A Shares
Net Assets	$75,776,797	$84,636,034
Shares Outstanding	8,767,494	10,858,953
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$7.79
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.93	$8.05
Class C Shares
Net Assets	$4,555,096	$3,498,896
Shares Outstanding	505,672	433,438
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.01	$8.07
Class I Shares
Net Assets	$70,753,255	$77,159,528
Shares Outstanding	8,170,575	9,861,928
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.66	$7.82
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Operations

	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$2,956,577	$4,004,593	$8,926,241
Total investment income	$2,956,577	$4,004,593	$8,926,241
Expenses
Investment adviser fee	$232,134	$354,241	$887,103
Distribution and service fees:
Class A	62,483	86,378	131,765
Class C	18,549	24,506	21,404
Trustees’ fees and expenses	5,304	7,350	15,482
Custodian fee	27,218	32,306	57,762
Transfer and dividend disbursing agent fees	21,258	38,880	76,434
Legal and accounting services	59,828	58,770	70,982
Printing and postage	6,072	8,570	14,604
Registration fees	18,590	9,029	13,991
Miscellaneous	30,634	30,646	49,627
Total expenses	$482,070	$650,676	$1,339,154
Net investment income	$2,474,507	$3,353,917	$7,587,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(657,089)	$(426,251)	$(3,428,427)
Net realized loss	$(657,089)	$(426,251)	$(3,428,427)
Change in unrealized appreciation (depreciation):
Investments	$1,839,124	$1,943,207	$4,571,882
Net change in unrealized appreciation (depreciation)	$1,839,124	$1,943,207	$4,571,882
Net realized and unrealized gain	$1,182,035	$1,516,956	$1,143,455
Net increase in net assets from operations	$3,656,542	$4,870,873	$8,730,542

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Operations — continued

	Year Ended July 31, 2024
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$6,021,196	$7,016,746
Total investment income	$6,021,196	$7,016,746
Expenses
Investment adviser fee	$539,080	$602,108
Distribution and service fees:
Class A	153,133	168,062
Class C	49,633	34,264
Trustees’ fees and expenses	9,971	10,684
Custodian fee	40,510	42,456
Transfer and dividend disbursing agent fees	67,184	75,414
Legal and accounting services	78,682	88,598
Printing and postage	10,348	12,022
Registration fees	9,057	7,090
Miscellaneous	32,814	36,295
Total expenses	$990,412	$1,076,993
Net investment income	$5,030,784	$5,939,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,197,869)	$(2,667,233)
Net realized loss	$(2,197,869)	$(2,667,233)
Change in unrealized appreciation (depreciation):
Investments	$2,954,174	$4,153,968
Net change in unrealized appreciation (depreciation)	$2,954,174	$4,153,968
Net realized and unrealized gain	$756,305	$1,486,735
Net increase in net assets from operations	$5,787,089	$7,426,488

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Changes in Net Assets

	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,474,507	$3,353,917	$7,587,087
Net realized loss	(657,089)	(426,251)	(3,428,427)
Net change in unrealized appreciation (depreciation)	1,839,124	1,943,207	4,571,882
Net increase in net assets from operations	$3,656,542	$4,870,873	$8,730,542
Distributions to shareholders:
Class A	$(975,667)	$(1,281,637)	$(2,038,278)
Class C	(46,183)	(57,129)	(52,736)
Class I	(1,416,634)	(1,919,577)	(5,467,413)
Total distributions to shareholders	$(2,438,484)	$(3,258,343)	$(7,558,427)
Transactions in shares of beneficial interest:
Class A	$3,231,651	$(6,105,101)	$(674,908)
Class C	(390,763)	(414,254)	(225,370)
Class I	(1,993,997)	17,545,576	11,937,166
Net increase in net assets from Fund share transactions	$846,891	$11,026,221	$11,036,888
Net increase in net assets	$2,064,949	$12,638,751	$12,209,003
Net Assets
At beginning of year	$77,312,875	$102,752,136	$235,500,565
At end of year	$79,377,824	$115,390,887	$247,709,568

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2024
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,030,784	$5,939,753
Net realized loss	(2,197,869)	(2,667,233)
Net change in unrealized appreciation (depreciation)	2,954,174	4,153,968
Net increase in net assets from operations	$5,787,089	$7,426,488
Distributions to shareholders:
Class A	$(2,327,697)	$(3,046,165)
Class C	(119,366)	(103,576)
Class I	(2,227,327)	(2,753,599)
Total distributions to shareholders	$(4,674,390)	$(5,903,340)
Transactions in shares of beneficial interest:
Class A	$(4,630,536)	$(2,600,532)
Class C	(1,510,820)	(699,809)
Class I	4,518,613	8,118,383
Net increase (decrease) in net assets from Fund share transactions	$(1,622,743)	$4,818,042
Net increase (decrease) in net assets	$(510,044)	$6,341,190
Net Assets
At beginning of year	$151,595,192	$158,953,268
At end of year	$151,085,148	$165,294,458

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,035,608	$2,580,676	$5,284,192
Net realized loss	(693,204)	(832,131)	(2,496,431)
Net change in unrealized appreciation (depreciation)	(910,949)	(1,239,606)	(2,716,831)
Net increase in net assets from operations	$431,455	$508,939	$70,930
Distributions to shareholders:
Class A	$(810,851)	$(1,216,579)	$(1,222,153)
Class C	(39,204)	(51,421)	(35,332)
Class I	(1,167,606)	(1,275,740)	(4,020,452)
Total distributions to shareholders	$(2,017,661)	$(2,543,740)	$(5,277,937)
Transactions in shares of beneficial interest:
Class A	$(728,950)	$(533,329)	$13,702,008
Class C	(303,408)	(191,356)	(132,083)
Class I	13,427,486	17,045,876	22,473,003
Net increase in net assets from Fund share transactions	$12,395,128	$16,321,191	$36,042,928
Net increase in net assets	$10,808,922	$14,286,390	$30,835,921
Net Assets
At beginning of year	$66,503,953	$88,465,746	$204,664,644
At end of year	$77,312,875	$102,752,136	$235,500,565

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2023
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,360,042	$5,124,905
Net realized loss	(3,006,798)	(4,097,586)
Net change in unrealized appreciation (depreciation)	(1,324,856)	(260,135)
Net increase in net assets from operations	$28,388	$767,184
Distributions to shareholders:
Class A	$(2,324,990)	$(2,737,401)
Class C	(131,824)	(109,776)
Class I	(1,834,979)	(2,152,618)
Total distributions to shareholders	$(4,291,793)	$(4,999,795)
Transactions in shares of beneficial interest:
Class A	$(5,119,843)	$(1,658,297)
Class C	(609,124)	(982,369)
Class I	7,531,108	9,926,079
Net increase in net assets from Fund share transactions	$1,802,141	$7,285,413
Net increase (decrease) in net assets	$(2,461,264)	$3,052,802
Net Assets
At beginning of year	$154,056,456	$155,900,466
At end of year	$151,595,192	$158,953,268

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.86	$9.08	$9.93	$9.91	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.24	$0.20	$0.21	$0.24
Net realized and unrealized gain (loss)	0.17	(0.22)	(0.85)	0.03	0.18
Total income (loss) from operations	$0.45	$0.02	$(0.65)	$0.24	$0.42
Less Distributions
From net investment income	$(0.28)	$(0.24)	$(0.20)	$(0.22)	$(0.26)
Total distributions	$(0.28)	$(0.24)	$(0.20)	$(0.22)	$(0.26)
Net asset value — End of year	$9.03	$8.86	$9.08	$9.93	$9.91
Total Return(2)	5.15%	0.23%	(6.59)%	2.44%	4.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,451	$29,664	$31,125	$41,643	$38,854
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.73%	0.73%	0.69%	0.67%	0.68%
Net expenses	0.73%	0.73%	0.69%	0.67%	0.68%
Net investment income	3.17%	2.71%	2.11%	2.08%	2.44%
Portfolio Turnover	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.85	$10.10	$11.04	$11.02	$10.84
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.19	$0.14	$0.15	$0.18
Net realized and unrealized gain (loss)	0.18	(0.25)	(0.94)	0.03	0.21
Total income (loss) from operations	$0.42	$(0.06)	$(0.80)	$0.18	$0.39
Less Distributions
From net investment income	$(0.23)	$(0.19)	$(0.14)	$(0.16)	$(0.21)
Total distributions	$(0.23)	$(0.19)	$(0.14)	$(0.16)	$(0.21)
Net asset value — End of year	$10.04	$9.85	$10.10	$11.04	$11.02
Total Return(2)	4.37%	(0.57)%	(7.24)%	1.67%	3.65%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,656	$2,012	$2,384	$3,684	$4,490
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.48%	1.44%	1.42%	1.43%
Net expenses	1.48%	1.48%	1.44%	1.42%	1.43%
Net investment income	2.41%	1.95%	1.35%	1.35%	1.69%
Portfolio Turnover	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.86	$9.08	$9.93	$9.91	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.26	$0.22	$0.22	$0.26
Net realized and unrealized gain (loss)	0.16	(0.22)	(0.85)	0.04	0.18
Total income (loss) from operations	$0.46	$0.04	$(0.63)	$0.26	$0.44
Less Distributions
From net investment income	$(0.29)	$(0.26)	$(0.22)	$(0.24)	$(0.28)
Total distributions	$(0.29)	$(0.26)	$(0.22)	$(0.24)	$(0.28)
Net asset value — End of year	$9.03	$8.86	$9.08	$9.93	$9.91
Total Return(2)	5.36%	0.43%	(6.40)%	2.64%	4.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,271	$45,637	$32,995	$36,212	$22,611
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.54%	0.49%	0.47%	0.48%
Net expenses	0.53%	0.54%	0.49%	0.47%	0.48%
Net investment income	3.37%	2.92%	2.31%	2.26%	2.64%
Portfolio Turnover	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.33	$9.54	$10.41	$10.35	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.25	$0.21	$0.24	$0.26
Net realized and unrealized gain (loss)	0.15	(0.21)	(0.87)	0.06	0.14
Total income (loss) from operations	$0.43	$0.04	$(0.66)	$0.30	$0.40
Less Distributions
From net investment income	$(0.28)	$(0.25)	$(0.21)	$(0.24)	$(0.28)
Total distributions	$(0.28)	$(0.25)	$(0.21)	$(0.24)	$(0.28)
Net asset value — End of year	$9.48	$9.33	$9.54	$10.41	$10.35
Total Return(2)	4.67%	0.41%	(6.36)%	2.95%	3.99%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,578	$46,055	$47,639	$52,924	$52,501
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.71%	0.69%	0.69%	0.72%
Net expenses	0.71%	0.71%	0.69%	0.69%	0.72%
Net investment income	3.06%	2.67%	2.15%	2.34%	2.59%
Portfolio Turnover	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.30	$9.51	$10.37	$10.31	$10.19
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.18	$0.14	$0.16	$0.19
Net realized and unrealized gain (loss)	0.15	(0.22)	(0.86)	0.06	0.13
Total income (loss) from operations	$0.36	$(0.04)	$(0.72)	$0.22	$0.32
Less Distributions
From net investment income	$(0.21)	$(0.17)	$(0.14)	$(0.16)	$(0.20)
Total distributions	$(0.21)	$(0.17)	$(0.14)	$(0.16)	$(0.20)
Net asset value — End of year	$9.45	$9.30	$9.51	$10.37	$10.31
Total Return(2)	3.89%	(0.34)%	(6.99)%	2.19%	3.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,292	$2,663	$2,926	$3,815	$5,194
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.46%	1.46%	1.44%	1.44%	1.47%
Net expenses	1.46%	1.46%	1.44%	1.44%	1.47%
Net investment income	2.31%	1.92%	1.40%	1.59%	1.84%
Portfolio Turnover	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.33	$9.54	$10.41	$10.35	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.27	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	0.16	(0.22)	(0.87)	0.06	0.13
Total income (loss) from operations	$0.46	$0.05	$(0.64)	$0.32	$0.42
Less Distributions
From net investment income	$(0.30)	$(0.26)	$(0.23)	$(0.26)	$(0.30)
Total distributions	$(0.30)	$(0.26)	$(0.23)	$(0.26)	$(0.30)
Net asset value — End of year	$9.49	$9.33	$9.54	$10.41	$10.35
Total Return(2)	4.99%	0.62%	(6.17)%	3.16%	4.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,521	$54,034	$37,901	$26,420	$21,544
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.50%	0.49%	0.49%	0.52%
Net expenses	0.51%	0.50%	0.49%	0.49%	0.52%
Net investment income	3.26%	2.88%	2.37%	2.53%	2.80%
Portfolio Turnover	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.97	$9.18	$9.86	$9.84	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.21	$0.16	$0.17	$0.19
Net realized and unrealized gain (loss)	0.07	(0.21)	(0.68)	0.02	0.23
Total income (loss) from operations	$0.35	$0.00(2)	$(0.52)	$0.19	$0.42
Less Distributions
From net investment income	$(0.28)	$(0.21)	$(0.16)	$(0.17)	$(0.19)
Total distributions	$(0.28)	$(0.21)	$(0.16)	$(0.17)	$(0.19)
Net asset value — End of year	$9.04	$8.97	$9.18	$9.86	$9.84
Total Return(3)	3.95%	0.05%	(5.31)%	1.96%	4.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,445	$66,796	$54,415	$62,712	$60,367
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%	0.70%	0.66%	0.65%	0.66%
Net expenses	0.71%	0.70%	0.66%	0.65%	0.66%
Net investment income	3.11%	2.36%	1.64%	1.73%	1.93%
Portfolio Turnover	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.65	$9.87	$10.60	$10.58	$10.33
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.16	$0.09	$0.10	$0.12
Net realized and unrealized gain (loss)	0.06	(0.22)	(0.73)	0.02	0.25
Total income (loss) from operations	$0.29	$(0.06)	$(0.64)	$0.12	$0.37
Less Distributions
From net investment income	$(0.22)	$(0.16)	$(0.09)	$(0.10)	$(0.12)
Total distributions	$(0.22)	$(0.16)	$(0.09)	$(0.10)	$(0.12)
Net asset value — End of year	$9.72	$9.65	$9.87	$10.60	$10.58
Total Return(2)	3.11%	(0.64)%	(6.01)%	1.19%	3.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,105	$2,314	$2,505	$4,478	$6,616
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.46%	1.45%	1.41%	1.40%	1.41%
Net expenses	1.46%	1.45%	1.41%	1.40%	1.41%
Net investment income	2.35%	1.60%	0.88%	0.99%	1.18%
Portfolio Turnover	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.97	$9.18	$9.86	$9.84	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.23	$0.17	$0.19	$0.21
Net realized and unrealized gain (loss)	0.06	(0.21)	(0.67)	0.02	0.23
Total income (loss) from operations	$0.36	$0.02	$(0.50)	$0.21	$0.44
Less Distributions
From net investment income	$(0.29)	$(0.23)	$(0.18)	$(0.19)	$(0.21)
Total distributions	$(0.29)	$(0.23)	$(0.18)	$(0.19)	$(0.21)
Net asset value — End of year	$9.04	$8.97	$9.18	$9.86	$9.84
Total Return(2)	4.15%	0.25%	(5.12)%	2.17%	4.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$179,160	$166,391	$147,745	$129,437	$122,078
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.50%	0.46%	0.45%	0.46%
Net expenses	0.51%	0.50%	0.46%	0.45%	0.46%
Net investment income	3.31%	2.56%	1.84%	1.93%	2.13%
Portfolio Turnover	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.58	$8.82	$9.82	$9.65	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.25	$0.20	$0.20	$0.24
Net realized and unrealized gain (loss)	0.04	(0.25)	(0.99)	0.21	0.20
Total income (loss) from operations	$0.32	$0.00(2)	$(0.79)	$0.41	$0.44
Less Distributions
From net investment income	$(0.26)	$(0.24)	$(0.20)	$(0.24)	$(0.27)
From net realized gain	—	—	(0.01)	—	—
Total distributions	$(0.26)	$(0.24)	$(0.21)	$(0.24)	$(0.27)
Net asset value — End of year	$8.64	$8.58	$8.82	$9.82	$9.65
Total Return(3)	3.81%	0.10%	(8.10)%	4.29%	4.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,777	$79,905	$87,385	$107,117	$100,417
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%	0.72%	0.69%	0.67%	0.69%
Net expenses	0.72%	0.72%	0.69%	0.67%	0.69%
Net investment income	3.28%	2.90%	2.13%	2.09%	2.57%
Portfolio Turnover	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.94	$9.19	$10.23	$10.07	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.19	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	0.05	(0.25)	(1.02)	0.20	0.21
Total income (loss) from operations	$0.27	$(0.06)	$(0.89)	$0.34	$0.39
Less Distributions
From net investment income	$(0.20)	$(0.19)	$(0.14)	$(0.18)	$(0.21)
From net realized gain	—	—	(0.01)	—	—
Total distributions	$(0.20)	$(0.19)	$(0.15)	$(0.18)	$(0.21)
Net asset value — End of year	$9.01	$8.94	$9.19	$10.23	$10.07
Total Return(2)	3.12%	(0.65)%	(8.75)%	3.43%	3.94%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,555	$6,058	$6,865	$9,904	$10,804
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.47%	1.47%	1.44%	1.42%	1.44%
Net expenses	1.47%	1.47%	1.44%	1.42%	1.44%
Net investment income	2.52%	2.15%	1.37%	1.35%	1.81%
Portfolio Turnover	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.60	$8.83	$9.83	$9.66	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.27	$0.22	$0.22	$0.26
Net realized and unrealized gain (loss)	0.04	(0.24)	(0.99)	0.20	0.20
Total income (loss) from operations	$0.34	$0.03	$(0.77)	$0.42	$0.46
Less Distributions
From net investment income	$(0.28)	$(0.26)	$(0.22)	$(0.25)	$(0.28)
From net realized gain	—	—	(0.01)	—	—
Total distributions	$(0.28)	$(0.26)	$(0.23)	$(0.25)	$(0.28)
Net asset value — End of year	$8.66	$8.60	$8.83	$9.83	$9.66
Total Return(2)	4.01%	0.42%	(7.93)%	4.41%	4.97%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,753	$65,632	$59,806	$80,634	$66,447
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.52%	0.49%	0.47%	0.49%
Net expenses	0.52%	0.52%	0.49%	0.47%	0.49%
Net investment income	3.48%	3.10%	2.32%	2.29%	2.76%
Portfolio Turnover	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.73	$7.94	$8.83	$8.74	$8.65
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.25	$0.21	$0.22	$0.27
Net realized and unrealized gain (loss)	0.06	(0.22)	(0.89)	0.09	0.09
Total income (loss) from operations	$0.34	$0.03	$(0.68)	$0.31	$0.36
Less Distributions
From net investment income	$(0.28)	$(0.24)	$(0.21)	$(0.22)	$(0.27)
Total distributions	$(0.28)	$(0.24)	$(0.21)	$(0.22)	$(0.27)
Net asset value — End of year	$7.79	$7.73	$7.94	$8.83	$8.74
Total Return(2)	4.50%	0.49%	(7.77)%	3.59%	4.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,636	$86,461	$90,612	$112,748	$115,340
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.75%	0.74%	0.71%	0.69%	0.71%
Interest and fee expense(4)	—	0.10%	0.03%	0.02%	0.05%
Total expenses	0.75%	0.84%	0.74%	0.71%	0.76%
Net expenses	0.75%	0.84%	0.74%	0.71%	0.76%
Net investment income	3.65%	3.24%	2.47%	2.51%	3.11%
Portfolio Turnover	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.00	$8.22	$9.14	$9.05	$8.96
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.20	$0.15	$0.16	$0.21
Net realized and unrealized gain (loss)	0.07	(0.23)	(0.92)	0.09	0.09
Total income (loss) from operations	$0.30	$(0.03)	$(0.77)	$0.25	$0.30
Less Distributions
From net investment income	$(0.23)	$(0.19)	$(0.15)	$(0.16)	$(0.21)
Total distributions	$(0.23)	$(0.19)	$(0.15)	$(0.16)	$(0.21)
Net asset value — End of year	$8.07	$8.00	$8.22	$9.14	$9.05
Total Return(2)	3.82%	(0.42)%	(8.34)%	2.78%	3.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,499	$4,188	$5,317	$7,781	$11,815
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.50%	1.49%	1.46%	1.44%	1.46%
Interest and fee expense(4)	—	0.10%	0.03%	0.02%	0.05%
Total expenses	1.50%	1.59%	1.49%	1.46%	1.51%
Net expenses	1.50%	1.59%	1.49%	1.46%	1.51%
Net investment income	2.90%	2.49%	1.71%	1.77%	2.36%
Portfolio Turnover	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.76	$7.97	$8.86	$8.77	$8.69
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.27	$0.22	$0.24	$0.29
Net realized and unrealized gain (loss)	0.05	(0.22)	(0.88)	0.09	0.08
Total income (loss) from operations	$0.35	$0.05	$(0.66)	$0.33	$0.37
Less Distributions
From net investment income	$(0.29)	$(0.26)	$(0.23)	$(0.24)	$(0.29)
Total distributions	$(0.29)	$(0.26)	$(0.23)	$(0.24)	$(0.29)
Net asset value — End of year	$7.82	$7.76	$7.97	$8.86	$8.77
Total Return(2)	4.70%	0.70%	(7.55)%	3.80%	4.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,160	$68,304	$59,972	$66,737	$64,685
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.55%	0.54%	0.51%	0.49%	0.51%
Interest and fee expense(4)	—	0.10%	0.03%	0.02%	0.05%
Total expenses	0.55%	0.64%	0.54%	0.51%	0.56%
Net expenses	0.55%	0.64%	0.54%	0.51%	0.56%
Net investment income	3.85%	3.45%	2.67%	2.71%	3.31%
Portfolio Turnover	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the companies or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds did not have any floating rate notes outstanding at July 31, 2024.
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2024 and July 31, 2023 was as follows:
	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$2,324,347	$3,152,216	$7,526,529	$4,410,907	$5,712,308
Ordinary income	$114,137	$106,127	$31,898	$263,483	$191,032
	Year Ended July 31, 2023
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$1,915,929	$2,489,305	$5,277,937	$4,028,201	$4,920,661
Ordinary income	$101,732	$54,435	$ —	$263,592	$79,134
As of July 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$ 14,051	$ 44,296	$ 110,745	$ 53,826	$ 106,137
Deferred capital losses	(2,279,111)	(2,838,105)	(7,952,430)	(9,501,620)	(20,901,822)
Net unrealized appreciation	1,205,057	917,207	1,218,788	869,786	3,495,454
Distributions payable	(14,054)	(71,634)	(110,743)	(58,266)	(106,137)
Accumulated loss	$(1,074,057)	$(1,948,236)	$(6,733,640)	$(8,636,274)	$(17,406,368)
At July 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$515,723	$1,335,010	$1,242,077	$2,156,709	$7,130,267
Long-term	$1,763,388	$1,503,095	$6,710,353	$7,344,911	$13,771,555

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$77,484,945	$113,339,006	$248,664,068	$149,738,098	$160,455,388
Gross unrealized appreciation	$2,048,210	$1,992,146	$3,291,636	$2,938,775	$5,400,593
Gross unrealized depreciation	(843,153)	(1,074,939)	(2,072,848)	(2,068,989)	(1,905,139)
Net unrealized appreciation	$1,205,057	$917,207	$1,218,788	$869,786	$3,495,454
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended July 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$232,134	$354,241	$887,103	$539,080	$602,108
Effective Annual Rate	0.31%	0.33%	0.38%	0.36%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2024 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$3,108	$8,994	$11,222	$13,134	$17,172
EVD's Class A Sales Charges	$3,670	$2,742	$3,236	$4,471	$5,002
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$1,985	$ —	$ —	$1,821
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2024 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$62,483	$86,378	$131,765	$153,133	$168,062
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$14,644	$19,347	$16,898	$39,184	$27,050
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2024 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$3,905	$5,159	$4,506	$10,449	$7,214
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$978	$ —	$ —	$ —	$7,500
Class C	$194	$ —(1)	$ —(1)	$452	$ —
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2024 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$46,034,138	$52,959,627	$130,889,776	$82,766,117	$106,093,969
Sales	$43,901,078	$43,078,968	$110,774,670	$77,768,847	$97,172,444
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	820,406	$ 7,289,089	483,227	$ 4,233,695
Issued to shareholders electing to receive payments of distributions in Fund shares	102,856	911,608	85,520	754,353
Redemptions	(565,641)	(4,969,046)	(648,733)	(5,716,998)
Net increase (decrease)	357,621	$ 3,231,651	(79,986)	$ (728,950)
Class C
Sales	15,116	$ 147,787	21,070	$ 208,484
Issued to shareholders electing to receive payments of distributions in Fund shares	4,336	42,652	3,795	37,183
Redemptions	(58,665)	(581,202)	(56,749)	(549,075)
Net decrease	(39,213)	$ (390,763)	(31,884)	$ (303,408)

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

Arizona Fund (continued)
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	1,810,284	$16,003,136	2,977,813	$26,334,321
Issued to shareholders electing to receive payments of distributions in Fund shares	149,685	1,324,946	123,715	1,091,844
Redemptions	(2,206,300)	(19,322,079)	(1,585,475)	(13,998,679)
Net increase (decrease)	(246,331)	$(1,993,997)	1,516,053	$13,427,486
Connecticut Fund
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	793,011	$ 7,438,757	378,050	$ 3,529,728
Issued to shareholders electing to receive payments of distributions in Fund shares	117,843	1,095,940	112,838	1,044,987
Redemptions	(1,567,957)	(14,639,798)	(547,348)	(5,108,044)
Net decrease	(657,103)	$(6,105,101)	(56,460)	$ (533,329)
Class C
Sales	30,852	$ 287,684	43,093	$ 399,663
Issued to shareholders electing to receive payments of distributions in Fund shares	4,732	43,863	4,328	39,920
Redemptions	(79,493)	(745,801)	(68,691)	(630,939)
Net decrease	(43,909)	$ (414,254)	(21,270)	$ (191,356)
Class I
Sales	3,378,377	$31,417,587	3,415,246	$31,752,067
Issued to shareholders electing to receive payments of distributions in Fund shares	145,926	1,360,740	98,551	913,386
Redemptions	(1,669,320)	(15,232,751)	(1,695,129)	(15,619,577)
Net increase	1,854,983	$17,545,576	1,818,668	$17,045,876

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

Minnesota Fund
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,410,375	$12,608,380	3,139,418	$ 28,191,682
Issued to shareholders electing to receive payments of distributions in Fund shares	223,424	1,991,662	133,044	1,189,561
Redemptions	(1,727,383)	(15,274,950)	(1,756,964)	(15,679,235)
Net increase (decrease)	(93,584)	$ (674,908)	1,515,498	$ 13,702,008
Class C
Sales	54,149	$ 518,902	71,330	$ 688,376
Issued to shareholders electing to receive payments of distributions in Fund shares	5,203	49,885	3,419	32,878
Redemptions	(82,550)	(794,157)	(88,762)	(853,337)
Net decrease	(23,198)	$ (225,370)	(14,013)	$ (132,083)
Class I
Sales	8,638,765	$76,849,840	11,853,734	$106,345,883
Issued to shareholders electing to receive payments of distributions in Fund shares	455,129	4,061,175	282,434	2,526,186
Redemptions	(7,817,770)	(68,973,849)	(9,689,215)	(86,399,066)
Net increase	1,276,124	$11,937,166	2,446,953	$ 22,473,003
New Jersey Fund
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	456,939	$ 3,919,675	971,379	$ 8,269,573
Issued to shareholders electing to receive payments of distributions in Fund shares	221,270	1,887,120	223,691	1,903,747
Redemptions	(1,221,750)	(10,437,331)	(1,797,114)	(15,293,163)
Net decrease	(543,541)	$(4,630,536)	(602,044)	$(5,119,843)
Class C
Sales	65,536	$ 586,594	76,058	$ 679,325
Issued to shareholders electing to receive payments of distributions in Fund shares	11,920	105,926	13,019	115,510
Redemptions	(249,094)	(2,203,340)	(158,961)	(1,403,959)
Net decrease	(171,638)	$(1,510,820)	(69,884)	$ (609,124)

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

New Jersey Fund (continued)
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	2,680,371	$22,795,301	4,251,864	$36,346,691
Issued to shareholders electing to receive payments of distributions in Fund shares	234,095	2,001,808	187,695	1,601,906
Redemptions	(2,377,000)	(20,278,496)	(3,578,517)	(30,417,489)
Net increase	537,466	$ 4,518,613	861,042	$ 7,531,108
Pennsylvania Fund
	Year Ended July 31, 2024			Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,318,479	$10,027,155	1,503,864	$11,594,025
Issued to shareholders electing to receive payments of distributions in Fund shares	354,293	2,716,764	315,285	2,420,615
Redemptions	(2,001,819)	(15,344,451)	(2,040,396)	(15,672,937)
Net decrease	(329,047)	$(2,600,532)	(221,247)	$(1,658,297)
Class C
Sales	94,089	$ 752,135	132,006	$ 1,043,092
Issued to shareholders electing to receive payments of distributions in Fund shares	12,468	98,893	13,129	104,314
Redemptions	(196,449)	(1,550,837)	(268,287)	(2,129,775)
Net decrease	(89,892)	$ (699,809)	(123,152)	$ (982,369)
Class I
Sales	3,023,481	$23,249,422	4,349,671	$33,466,988
Issued to shareholders electing to receive payments of distributions in Fund shares	244,395	1,881,486	189,918	1,464,401
Redemptions	(2,211,281)	(17,012,525)	(3,257,126)	(25,005,310)
Net increase	1,056,595	$ 8,118,383	1,282,463	$ 9,926,079
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2024.

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 76,993,659	$ —	$ 76,993,659
Taxable Municipal Obligations	—	1,254,119	—	1,254,119
Trust Units	—	442,224	—	442,224
Total Investments	$ —	$ 78,690,002	$ —	$ 78,690,002
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 971,001	$ —	$ 971,001
Tax-Exempt Municipal Obligations	—	107,550,380	—	107,550,380
Taxable Municipal Obligations	—	5,196,139	—	5,196,139
Trust Units	—	538,693	—	538,693
Total Investments	$ —	$114,256,213	$ —	$114,256,213
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$247,382,535	$ —	$247,382,535
Short-Term Investments	—	2,500,321	—	2,500,321
Total Investments	$ —	$249,882,856	$ —	$249,882,856
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$142,861,212	$ —	$142,861,212
Taxable Municipal Obligations	—	7,746,672	—	7,746,672
Total Investments	$ —	$150,607,884	$ —	$150,607,884

Eaton Vance
Municipal Income Funds
July 31, 2024
Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$159,526,804	$ —	$159,526,804
Taxable Municipal Obligations	—	4,424,038	—	4,424,038
Total Investments	$ —	$163,950,842	$ —	$163,950,842

Eaton Vance
Municipal Income Funds
July 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut  Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
July 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Arizona Municipal Income Fund	95.32%
Connecticut Municipal Income Fund	96.74%
Minnesota Municipal Income Fund	99.58%
New Jersey Municipal Income Fund	94.36%
Pennsylvania Municipal Income Fund	96.76%

Eaton Vance
Municipal Income Funds
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
July 31, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Arizona Municipal Income Fund
•  Eaton Vance Connecticut Municipal Income Fund
•  Eaton Vance Minnesota Municipal Income Fund
•  Eaton Vance New Jersey Municipal Income Fund
•  Eaton Vance Pennsylvania Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.
In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Eaton Vance
Municipal Income Funds
July 31, 2024

Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Arizona Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Lower	Lower
Eaton Vance Minnesota Municipal Income Fund	Higher	n/a	Higher	Higher
Eaton Vance New Jersey Municipal Income Fund	Lower	n/a	Lower	Lower
Eaton Vance Pennsylvania Municipal Income Fund	Consistent	n/a	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance New Jersey Municipal Income Fund, the Board noted certain actions taken by the Adviser to address Fund performance, including improved performance as of a more recent period, and determined to continue to monitor and evaluate their effectiveness over time. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

MUNI5-NCSR    7.31.24

Eaton Vance
Municipal Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2024
Eaton Vance
Municipal Opportunities Fund

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,957,892
		$ 4,957,892
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32(1)	$2,800	$ 2,758,000
		$ 2,758,000
Total Corporate Bonds (identified cost $7,564,480)		$ 7,715,892

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.964%, (30-day SOFR Average + 0.50%), 1/25/33(2)(3)	$446	$ 444,083
Total Tax-Exempt Mortgage-Backed Securities (identified cost $445,858)		$ 444,083

Tax-Exempt Municipal Obligations — 92.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.5%
Delaware Valley Regional Finance Authority, PA, 4.417%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(3)	$8,000	$ 8,000,320
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,075,126
		$ 10,075,446
Education — 4.3%
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/49	$1,500	$ 1,448,115
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,461,992
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	430	427,566
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Yale University), 3.80%, 7/1/36(4)	$1,000	$ 1,000,000
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,585	2,282,400
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	821,277
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(2)	380	378,408
5.00%, 12/15/38(2)	2,690	2,736,483
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(2)	140	140,015
5.00%, 6/15/49(2)	260	248,927
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(2)	795	823,079
5.00%, 4/1/50(2)	960	972,682
University of Alabama, 3.00%, 7/1/38	5,000	4,368,850
University of California:
5.00%, 5/15/38	6,410	7,515,597
5.00%, 5/15/41	3,000	3,455,370
		$ 28,080,761
Electric Utilities — 3.0%
Fayetteville, NC, Public Works Commission Revenue, 4.50%, 3/1/49	$425	$ 442,170
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/39	5,935	6,908,221
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,127,530
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,374,953
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,105,400
South Carolina Public Service Authority:
5.00%, 12/1/49	3,250	3,263,487
5.25%, 12/1/33	2,000	2,286,720
5.25%, 12/1/34	2,000	2,284,780
		$ 19,793,261
Escrowed/Prerefunded — 0.1%
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$355	$ 359,587
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(2)	50	55,157
		$ 414,744

1
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 17.6%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,048,950
Bend, OR, 5.00%, 6/1/40	3,590	4,107,858
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	2,500	2,259,775
Bristol, VA, 5.00%, 9/1/27	1,915	1,947,995
California:
5.00%, 4/1/42	6,440	6,746,995
5.00%, 11/1/42	5,000	5,594,750
Cecil County, MD, 4.50%, 8/1/53	3,150	3,247,335
Cedar Hill Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/50(5)	3,000	2,895,720
Charles County, MD, 4.25%, 10/1/47	2,885	2,951,615
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,953,760
5.00%, 12/1/32	2,000	2,066,440
5.25%, 12/1/35	2,750	2,756,600
5.50%, 12/1/37	5,000	5,469,550
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	391,755
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,000	3,892,360
Connecticut:
4.00%, 6/15/34	5,000	5,006,750
Social Bonds, 4.00%, 1/15/43	5,000	5,038,600
District of Columbia, 4.00%, 2/1/46	2,615	2,555,143
Falls Church, VA, 3.00%, 7/15/42	2,295	1,956,143
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	1,000	967,570
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,718,790
4.00%, 2/15/35	2,000	1,997,760
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,157,090
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	3,125	3,028,031
Illinois:
4.00%, 7/1/37	2,000	2,001,300
5.25%, 5/1/45	2,000	2,200,940
5.50%, 5/1/39	1,980	2,170,951
5.75%, 5/1/45	1,780	1,939,915
Kenosha County, WI:
1.50%, 9/1/29	640	571,782
1.50%, 9/1/30	480	414,427
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49(5)	1,200	1,306,776
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/42(5)	$2,000	$ 2,064,540
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 4.05%, 3/1/40(4)	4,000	4,000,000
Palm Springs Unified School District, CA, (Election of 2016), 5.00%, 8/1/42	1,500	1,732,575
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	2,500	2,258,425
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,631,220
Puerto Rico, 0.00%, 7/1/33	489	330,012
Riverview Gardens School District, MO:
5.50%, 4/1/36	1,790	2,017,384
5.50%, 4/1/38	855	957,591
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	10	10,075
San Diego Unified School District, CA, (Election of 2008), 5.00%, 7/1/39	2,825	3,336,014
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,537,755
Sunnyvale School District, CA, (Election of 2018), 5.00%, 9/1/43(5)	1,000	1,121,060
University City School District, MO:
5.25%, 2/15/41	1,000	1,104,530
5.25%, 2/15/43	2,115	2,316,137
Virginia, 2.00%, 6/1/28	2,195	2,046,333
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	2,250	2,185,583
Wayne County School District No. 17, NE, 5.00%, 12/15/43	1,000	1,049,220
		$115,061,880
Hospital — 12.1%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), (LOC: TD Bank, N.A.), 4.05%, 2/1/48(4)	$1,250	$ 1,250,000
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	2,330	2,249,671
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	1,985	1,936,030
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,123,736
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	300,063
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (LOC: Royal Bank of Canada), 4.00%, 1/15/42(4)	4,500	4,500,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	542,345

2
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	$2,660	$ 2,718,360
6.00%, 6/1/51	4,715	4,746,496
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	869,080
4.00%, 9/1/45	2,580	2,097,076
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	505	490,830
4.125%, 5/15/54(5)	5,000	4,882,874
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,690,524
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	481,634
4.00%, 11/1/30	1,605	1,517,913
5.00%, 11/1/26	1,375	1,372,635
5.00%, 11/1/27	1,440	1,438,387
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,050,171
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.00%, 1/1/44	4,375	4,310,994
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,867,580
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,200	5,838,478
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/40	2,595	2,597,413
4.00%, 12/1/49	3,000	2,865,150
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	2,300	2,219,891
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	4,000	3,782,520
4.00%, 11/15/49	3,005	2,808,503
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,000,720
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	472,035
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,245,861
5.25%, 4/1/34	1,900	1,396,823
South Broward Hospital District, FL, 4.00%, 5/1/48	1,985	1,912,289
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,580,644
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	$5,000	$ 4,792,850
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	1,143,614
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	2,000	2,060,180
		$ 79,153,370
Housing — 9.1%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44(5)	$2,590	$ 2,590,518
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	2,200	2,254,010
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,939,519
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,250	1,115,462
1.10%, 11/15/29	3,950	3,405,097
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44(5)	2,215	2,214,203
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,613,278
Louisiana Housing Corp., (Home Ownership Program), SFMR:
(FHLMC), (FNMA), (GNMA), 4.50%, 12/1/44	2,860	2,865,348
(FHLMC), (FNMA), (GNMA), 4.80%, 12/1/43	820	849,807
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	590	593,741
Social Bonds, 4.55%, 11/15/44	2,000	2,010,760
Social Bonds, 4.75%, 11/15/43	2,950	3,035,963
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,365	1,379,005
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,050	1,062,821
(GNMA), 4.60%, 9/1/49	1,000	1,002,000
Maryland Department of Housing and Community Development Administration, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	500	502,570
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	343,343
Massachusetts Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 12/1/42	500	501,540
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/44	1,250	1,252,137
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,207,560

3
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	$2,000	$ 2,010,280
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.55%, 10/1/44	1,600	1,607,856
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/39	2,975	2,499,476
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,213,838
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	2,585	2,596,477
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/48	600	615,192
Oregon Housing and Community Services Department, 4.60%, 7/1/44	1,500	1,513,890
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	2,000,340
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,280,991
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	368,444
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,659,686
5.00%, 6/1/39	1,595	1,636,247
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	750	750,150
Texas Department of Housing and Community Affairs, (GNMA), 4.80%, 7/1/43	2,800	2,888,844
Virginia Housing Development Authority:
4.55%, 10/1/49	1,100	1,098,262
5.125%, 11/1/43	1,845	1,972,877
		$ 59,451,532
Industrial Development Revenue — 5.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$6,005	$ 4,530,592
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,497,550
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	873,766
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	945,499
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(2)	5,500	4,654,100
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	$215	$ 216,817
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,447,600
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,175	1,092,104
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,155,700
(AMT), 6.00%, 4/1/35	1,385	1,563,734
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	1,919,463
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,005,560
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,162,130
		$ 33,064,615
Insured - Education — 0.1%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 751,065
		$ 751,065
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	$280	$ 279,981
(NPFG), 5.25%, 7/1/25	170	169,211
(NPFG), 5.25%, 7/1/29	1,110	1,093,017
(NPFG), 5.25%, 7/1/30	530	521,520
(NPFG), 5.25%, 7/1/34	100	98,855
		$ 2,162,584
Insured - General Obligations — 0.9%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,441,071
(NPFG), 0.00%, 12/1/28	1,560	1,304,503
Little Rock School District, AR, (BAM), 4.00%, 2/1/49	3,000	2,890,830
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	440,495
(BAM), 0.00%, 1/1/33	200	143,262
		$ 6,220,161

4
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.3%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,911,600
		$ 1,911,600
Insured - Lease Revenue/Certificates of Participation — 0.5%
Millard School District Local Building Authority, UT, (BAM), 4.25%, 5/15/54	$2,250	$ 2,252,677
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,018,650
		$ 3,271,327
Insured - Special Tax Revenue — 1.0%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,310,480
St. Clair County Board of Education, AL, (BAM), 4.00%, 2/1/44(5)	2,000	1,968,957
		$ 6,279,437
Insured - Transportation — 2.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,844,800
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,113,640
Colorado Bridge and Tunnel Enterprise, (AGM), 5.00%, 12/1/44	945	1,041,399
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,088,650
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,847,867
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,220
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,993,380
		$ 13,114,956
Insured - Water and Sewer — 0.4%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,700	$ 1,648,762
Southwestern Pennsylvania Water Authority, (AGM), 3.00%, 9/15/32	1,000	938,360
		$ 2,587,122
Lease Revenue/Certificates of Participation — 1.6%
California Public Works Board, 4.50%, 9/1/35	$4,910	$ 4,911,620
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	1,000	980,350
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Franklin Township Multiple School Building Corp., IN:
5.00%, 7/15/42(5)	$1,550	$ 1,705,945
5.00%, 7/15/43(5)	2,155	2,360,178
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	709,849
		$ 10,667,942
Other Revenue — 3.2%
Black Belt Energy Gas District, AL:
3.98%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	$5,000	$ 4,923,250
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,660,400
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.31%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(3)	2,300	2,299,517
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	895	916,802
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(2)	1,455	1,506,216
Series B, 5.00%, 1/1/32(2)	1,000	1,035,200
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,122,820
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,792,147
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.453%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(3)	2,440	2,445,026
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.391%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(3)	1,280	1,277,594
		$ 20,978,972
Senior Living/Life Care — 8.9%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(2)	$2,525	$ 2,351,381
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,755,120
5.00%, 11/15/27	1,320	1,339,496
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/24	705	705,508
5.00%, 11/1/26	770	774,004
5.00%, 11/1/27	425	427,495
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	306,078
5.00%, 11/15/29	315	320,900
5.00%, 11/15/30	330	335,676

5
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa): (continued)
5.375%, 11/15/55	$300	$ 292,218
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	587,142
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/25	300	301,152
5.00%, 5/15/26	350	353,430
5.00%, 5/15/27	400	406,940
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	530	527,896
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	507,745
5.00%, 12/1/39	370	368,405
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	180	174,719
Howard County, MD, (Vantage House):
5.00%, 4/1/26	675	673,137
5.00%, 4/1/36	2,035	1,970,185
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,907
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.31%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(3)	1,090	1,073,955
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	650,085
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,254,492
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	310,378
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	200,214
4.00%, 12/1/31	150	150,165
4.00%, 12/1/32	200	200,048
4.00%, 12/1/33	100	99,995
4.00%, 12/1/34	200	199,782
4.00%, 12/1/35	350	348,985
4.00%, 12/1/36	350	347,417
4.00%, 12/1/38	300	294,669
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,891,606
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(2)	920	921,242
5.75%, 7/1/54(2)	1,725	1,726,691
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	$1,000	$ 999,910
5.00%, 1/1/26	1,040	1,040,655
5.00%, 1/1/27	1,095	1,096,927
5.00%, 1/1/29	1,205	1,209,832
5.00%, 1/1/30	630	633,100
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	430,434
5.00%, 7/1/33	285	282,563
5.00%, 7/1/34	195	192,444
5.00%, 7/1/39	2,450	2,288,447
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,335	1,289,290
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,704
5.00%, 5/15/30	300	301,035
5.00%, 5/15/31	775	784,385
5.00%, 5/15/32	650	657,703
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,484,606
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	659,061
5.00%, 5/15/39	480	480,974
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	588,180
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,687,764
5.00%, 4/1/29	1,000	1,008,860
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,968,542
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	425	426,258
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	516,385
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,380,160
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	550,611
5.00%, 11/15/29	400	408,476

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	$745	$ 747,935
5.00%, 5/1/26	585	590,610
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,078,040
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(2)	415	407,044
5.00%, 7/1/31(2)	985	986,379
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	190	183,768
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(2)	840	839,202
5.00%, 1/1/28(2)	445	443,736
5.00%, 1/1/29(2)	460	457,461
5.00%, 1/1/34(2)	500	489,330
5.00%, 1/1/39(2)	750	704,430
		$ 58,069,499
Special Tax Revenue — 2.6%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(2)	$310	$ 276,520
3.50%, 6/1/39(2)	650	567,301
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	470,720
2.55%, 7/1/46	1,265	905,892
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,250	1,250,150
Massachusetts School Building Authority:
3.375%, 8/15/30	1,665	1,648,433
4.00%, 11/15/35	1,990	2,000,328
4.00%, 1/15/39	5,000	4,978,800
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,146,287
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/48	1,760	1,727,334
South Village Community Development District, FL:
2.75%, 5/1/25	95	94,211
3.25%, 5/1/27	95	93,227
4.35%, 5/1/26	185	185,709
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	702,509
		$ 17,047,421
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/40	$4,250	$ 4,246,302
		$ 4,246,302
Transportation — 10.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
4.06%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(3)	$3,200	$ 3,185,024
(LOC: Barclays Bank PLC), 3.90%, 4/1/55(4)	1,100	1,100,000
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(2)(5)	1,670	1,692,963
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,758,730
Denver City and County, CO, Airport System Revenue, (AMT), 4.00%, 12/1/43	6,250	6,117,812
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,572,986
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,244,472
(AMT), 5.00%, 5/15/45	4,925	4,945,734
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,068,875
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/31	1,000	1,003,190
(AMT), 5.00%, 10/1/38	1,600	1,731,936
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36(5)	2,600	2,841,644
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,603,283
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,049,322
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,696,050
(AMT), 5.00%, 5/1/37	2,100	2,164,449
(AMT), 5.00%, 5/1/37	3,000	3,091,260
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	5,001,255
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,160,150
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,041,460
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,208,770
		$ 67,279,365

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 7.5%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/49	$2,750	$ 3,009,022
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,113,808
Hampton Roads Sanitation District, VA, Wastewater Revenue, 5.00%, 7/1/41(5)	2,000	2,277,320
King County, WA, Sewer Revenue, 4.00%, 7/1/41	3,000	2,967,270
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Barclays Bank PLC), 3.88%, 7/1/45(4)	3,000	3,000,000
Metropolitan Water District of Southern California, 5.00%, 4/1/37	2,615	3,111,196
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/43	4,000	4,468,960
5.25%, 6/15/52	3,000	3,294,390
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/38(5)	1,650	1,913,554
5.00%, 4/1/41(5)	1,870	2,121,216
5.00%, 4/1/44(5)	1,650	1,849,469
Portland, OR, Sewer System Revenue, 5.00%, 5/1/37	1,000	1,161,350
San Diego Public Facilities Financing Authority, CA, Wastewater System Revenue, 5.00%, 5/15/44(5)	2,420	2,759,115
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 5.00%, 10/1/45	2,200	2,491,830
Suffolk County Water Authority, NY, 3.25%, 6/1/42	3,500	3,137,785
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,463,475
Trinity River Authority, TX, Denton Creek Wastewater Treatment System Revenue, 5.00%, 2/1/41(5)	1,790	1,994,830
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,154,760
		$ 49,289,350
Total Tax-Exempt Municipal Obligations (identified cost $605,977,216)		$608,972,712

Taxable Municipal Obligations — 9.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
University of California:
3.349%, 7/1/29	$1,150	$ 1,107,657
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California: (continued)
5.35%, 7/1/41(6)	$4,900	$ 4,900,000
		$ 6,007,657
General Obligations — 2.7%
Atlantic City, NJ, 7.00%, 3/1/28	$1,765	$ 1,848,467
California:
7.50%, 4/1/34(7)	2,310	2,731,252
7.55%, 4/1/39(7)	2,725	3,354,666
Chicago, IL:
7.375%, 1/1/33	3,069	3,398,733
7.781%, 1/1/35	2,600	3,008,382
Collin County, TX, 1.683%, 2/15/30	100	87,607
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	526,831
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,200,885
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	913,121
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,296	795,242
		$ 17,865,186
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$1,000	$ 1,014,640
		$ 1,014,640
Housing — 0.7%
Maine Housing Authority, (SPA: TD Bank, N.A.), 5.35%, 11/15/50(6)	$3,400	$ 3,400,000
New York Housing Finance Agency, (Liq: Barclays Bank PLC), 5.35%, 11/1/45(6)	1,400	1,400,000
		$ 4,800,000
Insured - General Obligations — 0.5%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 600,990
Detroit, MI, (AMBAC), 5.15%, 4/1/25	1,728	1,721,748
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,015,740
		$ 3,338,478
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,233,709
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,253,160

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	$500	$ 490,690
(AGM), 4.00%, 9/1/26	500	488,750
		$ 3,466,309
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38	$2,500	$ 1,136,675
		$ 1,136,675
Special Tax Revenue — 1.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$2,000	$ 2,020,700
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,760,380
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	328,742
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(2)	3,500	3,530,240
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,561,597
		$ 11,201,659
Water and Sewer — 2.4%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.35%, 7/1/37(6)	$15,600	$ 15,600,000
		$ 15,600,000
Total Taxable Municipal Obligations (identified cost $64,390,993)		$ 64,430,604

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,516,006
Total U.S. Treasury Obligations (identified cost $5,502,750)		$ 5,516,006
Total Investments — 104.8% (identified cost $683,881,297)		$687,079,297
Other Assets, Less Liabilities — (4.8)%		$(31,712,803)
Net Assets — 100.0%		$655,366,494
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $38,361,681 or 5.9% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(5)	When-issued security.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2024.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At July 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	21.5%
Others, representing less than 10% individually	81.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2024, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.0% of total investments.

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Statement of Assets and Liabilities

July 31, 2024
Assets
Investments, at value (identified cost $683,881,297)	$687,079,297
Cash	3,679,668
Interest receivable	5,840,390
Receivable for investments sold	2,276,199
Receivable for Fund shares sold	1,533,694
Receivable from affiliates	35,171
Trustees' deferred compensation plan	72,847
Total assets	$700,517,266
Liabilities
Payable for investments purchased	$2,257,498
Payable for when-issued securities	40,562,108
Payable for Fund shares redeemed	1,525,519
Distributions payable	120,478
Payable to affiliates:
Investment adviser and administration fee	322,166
Distribution and service fees	21,891
Trustees' deferred compensation plan	72,847
Accrued expenses	268,265
Total liabilities	$45,150,772
Net Assets	$655,366,494
Sources of Net Assets
Paid-in capital	$707,879,342
Accumulated loss	(52,512,848)
Net Assets	$655,366,494
Class A Shares
Net Assets	$60,358,054
Shares Outstanding	5,317,822
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.35
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.73
Class C Shares
Net Assets	$10,907,815
Shares Outstanding	961,343
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.35
Class I Shares
Net Assets	$584,100,625
Shares Outstanding	51,394,428
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.37
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Statement of Operations

Year Ended
July 31, 2024
Investment Income
Interest income	$26,060,542
Total investment income	$26,060,542
Expenses
Investment adviser and administration fee	$3,590,901
Distribution and service fees:
Class A	146,179
Class C	131,660
Trustees’ fees and expenses	39,715
Custodian fee	151,428
Transfer and dividend disbursing agent fees	224,492
Legal and accounting services	87,802
Printing and postage	8,846
Registration fees	92,389
Interest expense and fees	69,170
Miscellaneous	104,719
Total expenses	$4,647,301
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$179,994
Total expense reductions	$179,994
Net expenses	$4,467,307
Net investment income	$21,593,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,714,573
Futures contracts	402,465
Net realized gain	$4,117,038
Change in unrealized appreciation (depreciation):
Investments	$10,038,450
Net change in unrealized appreciation (depreciation)	$10,038,450
Net realized and unrealized gain	$14,155,488
Net increase in net assets from operations	$35,748,723
12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Statements of Changes in Net Assets

	Year Ended July 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$21,593,235	$18,370,294
Net realized gain (loss)	4,117,038	(21,953,179)
Net change in unrealized appreciation (depreciation)	10,038,450	2,085,765
Net increase (decrease) in net assets from operations	$35,748,723	$(1,497,120)
Distributions to shareholders:
Class A	$(1,911,386)	$(1,878,168)
Class C	(331,160)	(414,887)
Class I	(18,686,601)	(15,983,846)
Total distributions to shareholders	$(20,929,147)	$(18,276,901)
Transactions in shares of beneficial interest:
Class A	$(1,923,021)	$(16,224,578)
Class C	(4,682,182)	(8,289,225)
Class I	80,369,501	(138,227,894)
Net increase (decrease) in net assets from Fund share transactions	$73,764,298	$(162,741,697)
Net increase (decrease) in net assets	$88,583,874	$(182,515,718)
Net Assets
At beginning of year	$566,782,620	$749,298,338
At end of year	$655,366,494	$566,782,620
13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Financial Highlights

	Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$11.13	$11.39	$12.87	$12.33	$12.31
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.33	$0.21	$0.23	$0.26
Net realized and unrealized gain (loss)	0.20	(0.26)	(1.28)	0.54	0.02(2)
Total income (loss) from operations	$0.58	$0.07	$(1.07)	$0.77	$0.28
Less Distributions
From net investment income	$(0.36)	$(0.33)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	—	—	(0.19)	—	—
Total distributions	$(0.36)	$(0.33)	$(0.41)	$(0.23)	$(0.26)
Net asset value — End of year	$11.35	$11.13	$11.39	$12.87	$12.33
Total Return(3)	5.36%	0.65%	(8.47)%	6.34%	2.32%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$60,358	$61,217	$79,594	$127,729	$129,416
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.94%(4)	0.98%	0.93%	0.92%	0.92%
Interest and fee expense(5)	0.01%	0.01%	—	0.00%(6)	0.00%(6)
Total expenses	0.95%(4)	0.99%	0.93%	0.92%	0.92%
Net investment income	3.38%	2.95%	1.77%	1.84%	2.15%
Portfolio Turnover	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended July 31, 2024). Absent this reimbursement, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Financial Highlights — continued

	Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$11.13	$11.39	$12.87	$12.33	$12.30
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.24	$0.12	$0.14	$0.17
Net realized and unrealized gain (loss)	0.21	(0.26)	(1.28)	0.54	0.03(2)
Total income (loss) from operations	$0.50	$(0.02)	$(1.16)	$0.68	$0.20
Less Distributions
From net investment income	$(0.28)	$(0.24)	$(0.13)	$(0.14)	$(0.17)
From net realized gain	—	—	(0.19)	—	—
Total distributions	$(0.28)	$(0.24)	$(0.32)	$(0.14)	$(0.17)
Net asset value — End of year	$11.35	$11.13	$11.39	$12.87	$12.33
Total Return(3)	4.57%	(0.11)%	(9.15)%	5.55%	1.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,908	$15,391	$24,274	$36,398	$41,939
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.69%(4)	1.73%	1.68%	1.67%	1.67%
Interest and fee expense(5)	0.01%	0.01%	—	0.00%(6)	0.00%(6)
Total expenses	1.70%(4)	1.74%	1.68%	1.67%	1.67%
Net investment income	2.63%	2.20%	1.03%	1.11%	1.40%
Portfolio Turnover	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended July 31, 2024). Absent this reimbursement, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$11.15	$11.41	$12.89	$12.35	$12.32
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.36	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss)	0.21	(0.26)	(1.28)	0.54	0.03(2)
Total income (loss) from operations	$0.61	$0.10	$(1.04)	$0.81	$0.32
Less Distributions
From net investment income	$(0.39)	$(0.36)	$(0.25)	$(0.27)	$(0.29)
From net realized gain	—	—	(0.19)	—	—
Total distributions	$(0.39)	$(0.36)	$(0.44)	$(0.27)	$(0.29)
Net asset value — End of year	$11.37	$11.15	$11.41	$12.89	$12.35
Total Return(3)	5.53%	0.90%	(8.22)%	6.60%	2.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$584,101	$490,175	$645,430	$1,202,483	$1,245,273
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%(4)	0.73%	0.67%	0.67%	0.67%
Interest and fee expense(5)	0.01%	0.01%	—	0.00%(6)	0.00%(6)
Total expenses	0.70%(4)	0.74%	0.67%	0.67%	0.67%
Net investment income	3.63%	3.19%	2.01%	2.10%	2.40%
Portfolio Turnover	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the year ended July 31, 2024). Absent this reimbursement, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
17

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2024. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding at July 31, 2024. For the year ended July 31, 2024, the Fund's average settled Floating Rate Notes outstanding and the average interest rate including fees were $1,698,361 and 4.07%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2024.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund's investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund's value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest
18

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2024 and July 31, 2023 was as follows:
	Year Ended July 31,
	2024	2023
Tax-exempt income	$18,239,948	$16,014,042
Ordinary income	$2,689,199	$2,262,859
As of July 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 113,333
Deferred capital losses	(56,669,988)
Net unrealized appreciation	4,164,285
Distributions payable	(120,478)
Accumulated loss	$(52,512,848)
At July 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,669,988 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2024, $18,247,701 are short-term and $38,422,287 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$682,915,012
Gross unrealized appreciation	$12,764,436
Gross unrealized depreciation	(8,600,151)
Net unrealized appreciation	$4,164,285
19

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended July 31, 2024, the Fund's investment adviser and administration fee amounted to $3,590,901 or 0.60% of the Fund’s average daily net assets.
Effective December 1, 2023, EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after November 30, 2024. Pursuant to this agreement, EVM was allocated $179,994 of the Fund’s operating expenses for the year ended July 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2024, EVM earned $8,128 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,048 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended July 31, 2024 in the amount of $1,762. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2024 amounted to $146,179 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2024, the Fund paid or accrued to EVD $98,745 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2024 amounted to $32,915 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
20

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2024, the Fund was informed that EVD received $1,452 and $2,053 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$817,566,308	$725,347,883
U.S. Government and Agency Securities	5,504,941	—
	$823,071,249	$725,347,883
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,433,544	$ 15,898,752	2,048,553	$ 22,521,094
Issued to shareholders electing to receive payments of distributions in Fund shares	156,935	1,740,743	151,407	1,674,093
Redemptions	(1,772,973)	(19,562,516)	(3,685,045)	(40,419,765)
Net decrease	(182,494)	$ (1,923,021)	(1,485,085)	$(16,224,578)
Class C
Sales	116,343	$ 1,293,237	224,477	$ 2,486,891
Issued to shareholders electing to receive payments of distributions in Fund shares	28,267	313,075	33,686	372,409
Redemptions	(566,583)	(6,288,494)	(1,005,989)	(11,148,525)
Net decrease	(421,973)	$ (4,682,182)	(747,826)	$ (8,289,225)
Class I
Sales	26,844,361	$295,215,567	23,349,812	$259,411,972
Issued to shareholders electing to receive payments of distributions in Fund shares	1,532,680	17,053,644	1,249,629	13,835,000
Redemptions	(20,964,085)	(231,899,710)	(37,184,269)	(411,474,866)
Net increase (decrease)	7,412,956	$ 80,369,501	(12,584,828)	$(138,227,894)
21

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2024.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2024, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended July 31, 2024, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$402,465	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2024, which is indicative of the volume of this derivative type, was approximately $2,502,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
22

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Notes to Financial Statements — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 4,957,892	$2,758,000	$ 7,715,892
Tax-Exempt Mortgage-Backed Securities	—	444,083	—	444,083
Tax-Exempt Municipal Obligations	—	608,972,712	—	608,972,712
Taxable Municipal Obligations	—	64,430,604	—	64,430,604
U.S. Treasury Obligations	—	5,516,006	—	5,516,006
Total Investments	$ —	$684,321,297	$2,758,000	$687,079,297
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
23

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
24

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2024, the Fund designates 87.15% of distributions from net investment income as an exempt-interest dividend.
25

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
26

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
27

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
28

Eaton Vance
Municipal Opportunities Fund
July 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
29

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EMOAX-NCSR    7.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Funds’ Board of Trustees since the Funds last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 23, 2024